                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number    811-05010

                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)

                           Ronald J. Corn, Esq.
                         The Huntington National Bank
                             41 South High Street
                             Columbus, Ohio 43287
                    (Name and address of agent for service)

                                   Copies to:
                            David C. Mahaffey, Esq.
                             Sullivan & Worcester
                              1666 K Street, N.W.
                             Washington, DC 20006

Registrant's telephone number, including area code:  1-800-253-0412

Date of fiscal year end:   December 31

Date of reporting period:  June 30, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.

[Logo of Huntington Funds]

Semi-Annual
Shareholder
Report

Money Market Funds

Huntington Florida Tax-Free Money Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund

Equity Funds

Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Rotating Markets Fund
Huntington Situs Small Cap Fund

Income Funds

Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Michigan Tax-Free Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund

JUNE 30, 2006

TRUST SHARES
INVESTMENT A SHARES
INVESTMENT B SHARES
INTERFUND SHARES

Huntington Florida Tax-Free Money Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Demand Notes	68.0%
General Market Notes	29.2%
Cash	5.5%
Liabilities in Excess of Other Assets	(2.7)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds -- 97.2%

Florida -- 93.5%
$400,000	Brevard County, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 4.020%, 8/1/14**	$400,000

100,000	Broward County, FL, Educational Facilities Authority Revenue, 4.020%, 4/1/24**	100,000

1,100,000	Broward County, FL, Educational Facilities Authority Revenue, 3.970%, 11/1/31**	1,100,000

400,000	Broward County, FL, G.O., 5.000%, 1/1/07	403,363

850,000	Broward County, FL, Housing Finance Authority Multifamily Revenue, 3.970%, 5/15/27**	850,000

330,000	Broward County, FL, School Board, Certificate Participation (FSA Ins), 4.000%, 7/1/21**	330,000

250,000	Charlotte County, FL, Utility Revenue, Series B, 4.000%, 10/1/21**	250,000

525,000	Charlotte, NC, Water & Sewer System Revenue, 5.750%, 12/1/07	539,904

900,000	Collier County, FL, Educational Facilities Revenue, 3.970%, 4/1/28**	900,000

400,000	Collier County, FL, Health Facilities Authority Revenue (LOC-JP Morgan Chase Bank), 4.000%, 1/1/35**	400,000

1,000,000	Dade County, FL, Water & Sewer Systems Revenue (FGIC Ins), 3.950%, 10/5/22**	1,000,000

100,000	Duval County, FL, Housing Finance Authority Revenue (LOC-U.S. Bank N.A.), 3.980%, 7/1/25**	100,000

1,000,000	Florida State Board of Education, Series B, G.O., 5.000%, 1/1/07	1,008,769

800,000	Florida State Department of Environmental Protection Preservation Revenue (AMBAC Ins), 3.960%, 7/1/25**	800,000

500,000	Florida State Department of Environmental Protection Preservation Revenue (AMBAC Ins), 3.980%, 7/1/25**	500,000

$375,000	Fort Lauderdale, FL, Crest Prep School Project Revenue, (FSA Ins), 4.000%, 6/1/32**	$375,000

1,000,000	Gulf Coast University, FL, Capital Improvements Revenue, 4.010%, 12/1/33**	1,000,000

800,000	Highlands County, FL, Health Facilities Authority Revenue, 4.000%, 12/1/26**	800,000

500,000	Hillsborough County, FL, Aviation Authority Refunding Revenue, 4.040%, 12/1/30**	500,000

1,000,000	Indian River County, FL, G.O. (MBIA Ins), 4.000%, 7/1/07	1,003,930

500,000	Indian Trace, FL, Community Development District (Special Assessment) (MBIA Ins), 4.625%, 5/1/07	504,103

1,100,000	Jacksonville, FL, Electric Authority Revenue, Series B (FGIC Ins), 3.980%, 10/1/34**	1,100,000

900,000	Jacksonville, FL, Health Facilities Authority Revenue (LOC-Bank of America N.A.), 4.020%, 8/15/33**	900,000

1,000,000	Jacksonville, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 4.020%, 10/1/15**	1,000,000

415,000	Jacksonville, FL, Health Facilities Authority Revenue (Wachovia Bank N.A.), 3.960%, 8/15/21**	415,000

300,000	Jacksonville, FL, Health Facilities Authority Revenue, Genesis Rehabilitation Hospital, 4.050%, 5/1/21**	300,000

575,000	Lakeland, FL, Electric & Water Revenue, 5.500%, 10/1/26	589,600

150,000	Leon County, FL, Certificate Participation, 4.000%, 7/1/07	150,684

690,000	Leon County, FL, School District, G.O., 4.500%, 7/1/07	696,709

700,000	Maitland, FL, G.O., 3.000%, 7/1/06	700,000

$1,000,000	Miami-Dade County, FL, School Board, Series C, Certificate Participation (MBIA Ins), 5.000%, 8/1/06	$1,001,399

690,000	Orange County, FL, Educational Facilities Authority Revenue (LOC-Bank of America N.A.), 4.020%, 5/1/31**	690,000

500,000	Orange County, FL, School District Revenue, 4.500%, 9/15/06	501,522

1,200,000	Orlando & Orange County Expressway Authority Revenue, Subseries C (AMBAC Ins), 3.960%, 7/1/40**	1,200,000

1,100,000	Orlando & Orange County, FL, Expressway Revenue (FSA Ins), 3.970%, 7/1/25**	1,100,000

500,000	Palm Beach County, FL, Housing Finance Authority Revenue, 3.970%, 11/1/07**	500,000

200,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 4.000%, 5/1/25**	200,000

1,050,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 4.000%, 3/1/30**	1,050,000

700,000	Palm Beach County, FL, Revenue (LOC-Northern Trust Co.), 3.990%, 11/1/36**	700,000

600,000	Palm Beach County, FL, School Board Certificate Participation Revenue, Series B, 3.960%, 8/1/27**	600,000

700,000	Pinellas County, FL, Health Facilities Authority Revenue (AMBAC Ins), 4.040%, 12/1/15**	700,000

500,000	Pinellas County, FL, Health Facilities Authority Revenue (FSA Ins), 3.950%, 11/15/33**	500,000

1,200,000	Pinellas County, FL, Health Facilities Authority Revenue (LOC-Suntrust Bank), 4.020%, 7/1/34**	1,200,000

Principal Amount or Shares		Value
Municipal Bonds -- (Continued)

Florida -- (Continued)
$500,000	Sarasota County, FL, Health Facilities Authority Revenue (LOC-Bank of America N.A.), 3.980%, 7/1/35**	$500,000

250,000	Tampa Bay, FL, Water Utility Systems Revenue (FGIC Ins), 4.600%, 10/1/06	250,862

700,000	The University of North Florida Foundation, Inc. Revenue (LOC-Wachovia Bank N.A.), 4.010%, 5/1/28**	700,000

100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue (Fannie Mae Ins), 3.970%, 1/15/32**	100,000

		30,210,845

Georgia -- 0.3%
100,000	Atlanta, GA, G.O., 5.000%, 12/1/06	100,594

New Jersey -- 3.1%
1,000,000	Tinton Falls, NJ, G.O., 4.000%, 9/20/06	1,000,766

Washington -- 0.3%
100,000	Lewis County, WA, Public Utility District No. 1 Refunding Revenue, 5.000%, 10/1/06	100,364

Total Municipal Bonds (Cost $31,412,569)		31,412,569

Cash Equivalent -- 5.5%

1,480,506	Fidelity Institutional Tax-Exempt Fund, 3.72%**	1,480,506

300,000	Merrill Lynch Institutional Tax Exempt Fund, 3.69%**	300,000

Total Cash Equivalent (Cost $1,780,506)		1,780,506

Total Investments (Cost $33,193,075) (a) -- 102.7%		33,193,075

Liabilities in Excess of Other Assets -- (2.7)%		(874,848)

Net Assets -- 100.0%		$32,318,227

See Notes to Portfolio of Investments, page 46.

Huntington Money Market Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

U.S. Government Agencies	83.7%
Commercial Paper	11.3%
Repurchase Agreements	4.9%
Cash	0.5%
Liabilities in Excess of Other Assets	(0.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies -- 83.7%

Federal Agricultural Mortgage Corporation -- 11.2%
$15,000,000	4.820%, 7/6/06	$14,989,958
15,000,000	4.840%, 7/20/06	14,961,683
20,000,000	4.870%, 7/27/06	19,929,656
15,000,000	4.890%, 7/28/06	14,944,988
20,000,000	4.990%, 8/24/06	19,850,300

		84,676,585

Federal Farm Credit Bank -- 4.6%
20,000,000	4.940%, 7/10/06	19,975,300
15,000,000	4.970%, 7/14/06	14,973,079

		34,948,379

Federal Home Loan Bank -- 35.5%
20,000,000	5.050%, 7/6/06	19,985,972
15,000,000	4.890%, 7/7/06	14,987,775
15,000,000	4.920%, 7/10/06	14,981,550
15,000,000	4.970%, 7/12/06	14,977,221
15,000,000	5.160%, 7/19/06	14,961,300
15,000,000	4.930%, 7/21/06	14,958,917
20,000,000	4.970%, 7/26/06	19,930,972
10,000,000	4.980%, 7/28/06	9,962,650
15,000,000	4.940%, 8/2/06	14,934,147
15,000,000	5.090%, 8/3/06	14,930,013
15,000,000	4.920%, 8/4/06	14,930,300
15,000,000	5.120%, 8/7/06	14,921,067
15,000,000	4.920%, 8/9/06	14,920,050
15,000,000	4.960%, 8/11/06	14,915,215
15,000,000	5.040%, 8/25/06	14,884,500
15,000,000	5.080%, 9/1/06	14,868,896
23,841,000	5.090% - 5.140%, 8/16/06	23,685,230

		267,735,775

Federal Home Loan Mortgage Corporation -- 25.6%
15,000,000	4.900%, 7/5/06	14,991,833
20,000,000	4.920%, 7/18/06	19,953,557
15,000,000	4.960%, 7/24/06	14,952,467
15,000,000	4.910%, 7/25/06	14,950,900
14,147,000	5.140%, 8/8/06	14,070,245
20,000,000	5.160%, 8/15/06	19,870,975
20,000,000	5.100%, 8/30/06	19,830,000
21,230,000	5.260%, 9/12/06	21,003,558
24,275,000	4.820% - 5.010%, 7/11/06	24,241,971
30,000,000	5.180% - 5.200%, 8/22/06	29,775,035

		193,640,541

Federal National Mortgage Association -- 6.8%
$15,000,000	4.880%, 7/3/06	$14,995,933
17,000,000	4.960%, 7/19/06	16,957,840
20,000,000	5.150%, 8/18/06	19,862,667

		51,816,440

Total U.S. Government Agencies (Cost $632,817,720)		632,817,720

Commercial Paper -- 11.3%
Consumer Staples -- 2.0%
15,000,000	Wal-Mart Stores, Inc., 5.200%, 7/25/06	14,948,000

Financials -- 9.3%
20,000,000	Bank of America Corp., 4.880%, 7/6/06	19,986,444
20,000,000	General Electric Capital Corp., 5.250%, 7/27/06	19,924,167
11,081,000	International Bank For Reconstruction & Development, 5.070%, 7/7/06	11,071,627
20,000,000	Morgan Stanley & Co., 5.280%, 7/5/06	19,988,267

		70,970,505

Total Commercial Paper (Cost $85,918,505)		85,918,505

Cash Equivalent -- 0.5%

4,000,000	Meeder Institutional Money Market Fund, 4.86% (e)	4,000,000

Total Cash Equivalent (Cost $4,000,000)		4,000,000

Repurchase Agreements -- 4.9%

37,290,800	Morgan Stanley & Co., 5.180%, dated 6/30/06, due 7/3/06, repurchase price $37,306,897 (Fully collateralized by U.S. Treasury securities)	37,290,800

Total Repurchase Agreements (Cost $37,290,800)		37,290,800

Total Investments (Cost $760,027,025) (a) -- 100.4%		760,027,025

Liabilities in Excess of Other Assets -- (0.4)%		(2,716,584)

Net Assets -- 100.0%		$757,310,441

See Notes to Portfolio of Investments, page 46.

Huntington Ohio Municipal Money Market Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Demand Notes	68.6%
General Market Notes	16.7%
Cash	9.5%
Commercial Paper	2.0%
Other Assets in Excess of Liabilities	3.2%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds -- 85.3%

$2,000,000	Ashland, OH, Improvement Notes, (Various Purposes), 5.000%, 5/24/07	$2,021,578

150,000	Bedford, OH, General Receipts, G.O. BAN, 3.500%, 11/2/06	150,061

475,000	Brunswick, OH, G.O., 4.000%, 9/14/06	475,853

2,000,000	Brunswick, OH, Storm Water Drainage Systems Notes, G.O., 4.750%, 5/22/07	2,017,500

835,000	Butler County, OH, Capital Funding Revenue, Series A, (LOC - U.S. Bank), 3.990%, 6/1/35**	835,000

1,000,000	Butler County, OH, Hospital Facilities Refunding Revenue (LOC - JP Morgan Chase Bank), 3.990%, 11/1/10**	1,000,000

600,000	Butler County, OH, Hospital Facilities Revenue, (Middletown Regional Hospital), (LOC - JP Morgan Chase Bank), 3.990%, 11/1/10**	600,000

1,800,000	Cincinnati & Hamilton County, OH, Port Authority Revenue, Kenwood Office Associate Project, (LOC - Fifth Third Bank), 4.120%, 9/1/25**	1,800,000

2,400,000	Cleveland, OH, Airport System Revenue, (FSA Ins), 4.000%, 1/1/31**	2,400,000

1,000,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, 4.000%, 1/1/34**	1,000,000

1,910,000	Cleveland, OH, Income Tax Revenue, (AMBAC Ins), 3.950%, 5/15/24**	1,910,000

5,000,000	Cleveland, OH, Waterworks Revenue, Series M (FSA Ins), 3.980%, 1/1/33**	5,000,000

2,000,000	Clinton, OH, G.O. BAN (LOC - U.S. Bank), 4.000%, 4/26/07	2,004,731

3,300,000	Columbus, OH, Airport Authority Revenue, (LOC - U.S. Bank N.A.), 3.990%, 7/1/35**	3,300,000

$2,850,000	Columbus, OH, Regulation Airport Authority Revenue, (LOC - U.S. Bank), 3.990%, 3/1/34**	$2,850,000

1,100,000	Columbus, OH, Sewer Improvements Refunding Revenue, 3.970%, 6/1/11**	1,100,000

650,000	Dover, OH, Sewer Improvements, G.O., 3.500%, 10/19/06	650,568

500,000	Fairfield County, OH, G.O., 3.500%, 10/19/06	500,437

422,000	Fairfield County, OH, G.O., BAN, 3.850%, 12/14/06	422,835

700,000	Fairfield County, OH, Wastewater Systems, G.O. BAN, 4.500%, 4/5/07	704,368

2,000,000	Fairfield County, OH, Wastewater Systems, G.O., BAN, 4.000%, 8/30/06	2,003,028

3,000,000	Franklin County, OH, Hospital Facilities Revenue (AMBAC Ins), 3.960%, 5/1/41**	3,000,000

2,895,000	Franklin County, OH, Hospital Revenue (LOC - Citibank N.A.), 3.960%, 12/1/20**	2,895,000

1,080,000	Franklin County, OH, Hospital Revenue, (Doctors Ohio Health), Series B, (LOC - National City Bank), 3.970%, 12/1/28**	1,080,000

300,000	Franklin County, OH, Hospital Revenue, Ohio Health Corp., Series D, (LOC - National City Bank), 3.960%, 7/1/29**	300,000

7,820,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC - Citibank N.A.), 3.960%, 12/1/21**	7,820,000

1,800,000	Franklin County, OH, Industrial Development Revenue, (LOC - JP Morgan Chase Bank), 3.510%, 11/1/14**	1,800,000

510,000	Franklin County, OH, Revenue, Series C-2, (FGIC Ins), 4.000%, 12/1/38**	510,000

$925,000	Geauga County, OH, Health Care Facilities, Heather Hill Inc. Project, Series B, 3.970%, 7/1/23**	$925,000

425,000	Greene County, OH, G.O. BAN, 4.500%, 2/21/07	427,936

1,040,000	Greene County, OH, G.O., BAN, 3.500%, 8/16/06	1,040,661

2,300,000	Hamilton County, OH, Economic Development Revenue, Xavier High School Project, (LOC - Fifth Third Bank), 3.970%, 4/1/28**	2,300,000

1,390,000	Hamilton County, OH, Hospital Facilities Revenue (LOC - The Chase Manhattan Bank), 3.970%, 5/15/28**	1,390,000

165,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center Inc., Series A (LOC - U.S. Bank N.A.), 3.970%, 6/1/19**	165,000

793,000	Hamilton County, OH, Hospital Facilities Revenue, Health Alliance, Series B, (MBIA Ins), 3.950%, 1/1/18**	793,000

2,640,000	Hamilton County, OH, Hospital Facilities Revenue, Series A, (LOC - JP Morgan Chase Bank), 3.970%, 6/1/27**	2,640,000

2,000,000	Hamilton County, OH, Industrial Development Revenue, 3.750%, 10/15/12**	2,000,000

1,895,000	Hamilton County, OH, Parking Facility Improvements Revenue, (LOC - U.S. Bank), 3.970%, 12/1/26**	1,895,000

1,865,000	Harrison Township, OH, Public Improvements Revenue, (LOC - Fifth Third Bank), 4.030%, 12/1/24**	1,865,000

2,000,000	Huron County, OH, Hospital Facilities Revenue, (Fisher-Titus Medical Center), Series A, (LOC - National City Bank), 3.990%, 12/1/27**	2,000,000

3,795,000	Kent State University, OH, Ohio Universities Revenue, (General Receipts), (MBIA Ins), 3.980%, 5/1/31**	3,795,000

1,180,000	Kent, OH, G.O., BAN, 4.000%, 10/19/06	1,183,101

840,000	Lebanon, OH, G.O., BAN, 4.500%, 6/28/07	846,424

$3,000,000	Mahoning County, OH, Housing Revenue, (Youngstown State University), (LOC - Bank One), 3.980%, 2/1/33**	$3,000,000

750,000	Mason, OH, City School District, G.O. BAN, 4.500%, 2/8/07	755,210

1,500,000	Mason, OH, G.O., BAN, 4.750%, 6/28/07	1,515,484

500,000	Miami Trace, OH, Local School District, G.O. BAN, 4.000%, 7/18/06	500,173

1,530,000	Middletown, OH, Airport Facilities, G.O., Acquisition Notes, 4.500%, 6/5/07	1,539,575

1,000,000	Mount Vernon, OH, G.O. BAN, 3.950%, 3/22/07	1,002,582

4,600,000	Municipal Securities Trust, Series 2000-107, Class A Revenue, Certificate Participation (FSA Ins), 3.960%, 5/19/09**	4,600,000

2,000,000	Municipal Securities Trust, Series 7005, Class A Revenue, Certificate Participation, 3.920%, 10/1/40**	2,000,000

1,000,000	Oakwood, OH, Capital Facilities, G.O. BAN, 4.500%, 3/15/07	1,006,453

1,125,000	Ohio State Air Quality Development Authority Refunding Revenue, Timken Project, (LOC - Fifth Third Bank), 3.950%, 11/1/25**	1,125,000

1,650,000	Ohio State Air Quality Development Authority Revenue, Ohio Edison Project, Series A, 3.950%, 2/1/14**	1,650,000

11,750,000	Ohio State Air Quality Development Authority Revenue, Series C, (LOC - Wachovia Bank N.A.), 3.950%, 6/1/23**	11,750,000

2,450,000	Ohio State Air Quality Development Authority, G.O., Series B, 3.900%, 3/15/25**	2,450,000

14,600,000	Ohio State Common Schools, Series B, G.O., 3.970%, 6/15/26**	14,600,001

185,000	Ohio State Higher Education Facilities Common Revenue, (Various Higher Educational - Pooled Financing PG), (LOC - Fifth Third Bank), 4.050%, 9/1/24**	185,000

2,000,000	Ohio State Higher Education Facilities Revenue, (LOC - Fifth Third Bank), 4.050%, 9/1/25**	2,000,000

$1,500,000	Ohio State Higher Education Facilities Revenue, John Carroll University, (LOC - Allied Irish Bank PLC), 3.980%, 11/15/31**	$1,500,000

3,625,000	Ohio State Higher Education Facilities Revenue, Xavier University, (LOC - Fifth Third Bank), 3.950%, 11/1/30**	3,625,000

1,400,000	Ohio State Higher Education Facilities, (LOC - Fifth Third Bank), 4.000%, 9/1/27**	1,400,000

2,200,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, 3.990%, 12/1/24**	2,200,000

3,360,000	Ohio State University General Receipts Revenue, (Various), 3.850%, 12/1/27**	3,360,000

2,100,000	Ohio State University General Receipts Revenue, (Various), 3.850%, 12/1/17**	2,100,000

1,890,000	Ohio State University Higher Educational Facilities Revenue, Xavier University Project, (Various) (LOC - U.S. Bank N.A.), 3.950%, 5/1/15**	1,890,000

1,805,000	Ohio State University, General Receipts Revenue, 3.850%, 12/1/07**	1,805,000

1,305,000	Ohio State University, Infrastructure Improvements, Series B, 3.980%, 8/1/21**	1,305,000

2,000,000	Ohio State University, Infrastructure Improvements, Series B, G.O., 3.950%, 8/1/17**	2,000,000

4,900,000	Ohio State University, School Improvements, G.O., Series A, 3.980%, 3/15/25**	4,900,000

27,675,000	Ohio State University, Series D, G.O., 3.950%, 2/1/19**	27,675,001

550,000	Ohio State Water Development Authority Refunding Revenue, (LOC - Wachovia Bank), 4.000%, 5/1/07**	550,000

8,185,000	Ohio State Water Development Authority Revenue, (Various) (MBIA Ins), 3.980%, 12/1/18**	8,185,000

1,000,000	Ohio State, Higher Education Capital Facilities Revenue, Series II-A, 5.250%, 12/1/06	1,006,950

1,100,000	Puerto Rico Electric Power Authority Revenue (FSA Ins), 3.960%, 7/1/29**	1,100,000

Principal Amount or Shares		Value

Municipal Bonds -- (Continued)
$475,000	Richland County, OH, Bridge & Road Improvement, G.O., 4.000%, 8/8/06	$475,504

165,000	Sandusky County, OH, G.O. BAN, 3.450%, 11/29/06	165,000

4,775,000	Scioto County, OH, Hospital Revenue, VHA Center Inc., Capital Assets, Series G (AMBAC Ins), 3.980%, 12/1/25**	4,775,000

35,000	Tallmadge, OH, Refunding G.O. (AMBAC Ins), 3.500%, 12/1/06	35,042

2,030,000	Trumbull County, OH, Health Care Revenue, 3.990%, 10/1/31**	2,030,000

4,100,000	University of Akron, OH, General Receipts Revenue, (FGIC Ins), 3.970%, 1/1/29**	4,100,000

1,000,000	University of Cincinnati, OH, General Receipts Revenue BAN, 4.500%, 1/25/07	1,006,617

7,240,000	University of Cincinnati, OH, General Receipts Revenue, Series B, (Various), (AMBAC Ins), 3.970%, 6/1/31**	7,240,000

1,000,000	University of Cincinnati, OH, General Receipts Revenue, Series C BAN, 4.500%, 3/28/07	1,006,854

3,000,000	University of Toledo, OH, General Receipts Revenue BAN, 4.250%, 1/24/07	3,015,969

537,980	Warren County, Health Care Facilities Revenue, Otterbein Homes, Series B (LOC - Fifth Third Bank), 4.010%, 7/1/23**	537,980

275,000	Wilmington, OH, G.O., BAN, 3.750%, 9/29/06	275,427

Total Municipal Bonds (Cost $212,361,903)		212,361,903

Commercial Paper -- 2.0%

5,000,000	Cuyahoga County, OH, Cleveland Clinic, 3.500%, 7/13/06	5,000,000

Total Commercial Paper (Cost $5,000,000)		5,000,000

Cash Equivalents -- 9.5%

11,856,191	Fidelity Institutional Tax-Exempt Fund, 3.72%**	11,856,191
11,800,000	Merrill Lynch Institutional Tax Exempt Fund, 3.69%**	11,800,000

Total Cash Equivalents (Cost $23,656,191)		23,656,191

Total Investments (Cost $241,018,094) (a) -- 96.8%		241,018,094

Other Assets in Excess of Liabilities -- 3.2%		8,000,119

Net Assets -- 100.0%		$249,018,213

See Notes to Portfolio of Investments, page 46.

Huntington U.S. Treasury Money Market Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

U.S. Treasury Bills	60.3%
Repurchase Agreements	40.1%
Liabilities in Excess of Other Assets	(0.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Treasury Bills -- 60.3%
$35,000,000	4.730%, 9/7/06	$34,687,383
15,000,000	4.730%, 9/14/06	14,852,344
20,000,000	4.780%, 9/21/06	19,782,017
15,000,000	4.870%, 9/28/06	14,819,553
15,000,000	4.910%, 10/5/06	14,803,760
15,000,000	4.940%, 10/12/06	14,787,992
30,000,000	4.490% - 4.560%, 7/6/06	29,981,163
25,000,000	4.570% - 4.640%, 7/13/06	24,961,565
50,000,000	4.580% - 4.660%, 7/27/06	49,839,089
30,000,000	4.590% - 4.600%, 7/20/06	29,927,325
30,000,000	4.650% - 4.670%, 8/3/06	29,871,891
30,000,000	4.680% - 4.750%, 8/17/06	29,815,329
30,000,000	4.690% - 4.720%, 8/24/06	29,788,343
30,000,000	4.700% - 4.710%, 8/31/06	29,760,778
20,000,000	4.720% - 4.730%, 8/10/06	19,895,033

Total U.S. Treasury Bills (Cost $387,573,565)		387,573,565

Repurchase Agreements -- 40.1%

40,000,000	Bear Stearns & Co., Inc., 4.800%, dated 6/29/06, due 7/6/06, repurchase price $40,037,333 (Fully collateralized by U.S. Treasury securities)	40,000,000

40,000,000	Citigroup Global Markets, 4.750%, dated 6/28/06, due 7/5/06, repurchase price $40,036,944 (Fully collateralized by U.S. Treasury securities)	40,000,000

$40,000,000	Credit Suisse Securities, USA LLC, 4.850%, dated 6/26/06, due 7/3/06, repurchase price $40,037,722 (Fully collateralized by U.S. Treasury securities)	$40,000,000

40,000,000	Merrill Lynch & Co., 4.650%, dated 6/30/06, due 7/7/06, repurchase price $40,036,167 (Fully collateralized by U.S. Treasury securities)	40,000,000

57,442,900	Morgan Stanley & Co., 4.480%, dated 6/30/06, due 7/3/06, repurchase price $57,464,345 (Fully collateralized by U.S. Treasury securities)	57,442,900

40,000,000	The Goldman Sachs & Co., Inc., 4.660%, dated 6/30/06, due 7/5/06, repurchase price $40,025,889 (Fully collateralized by U.S. Treasury securities)	40,000,000

Total Repurchase Agreements (Cost $257,442,900)		257,442,900

Total Investments (Cost $645,016,465) (a) -- 100.4%		645,016,465

Liabilities in Excess of Other Assets -- (0.4)%		(2,317,477)

Net Assets -- 100.0%		$642,698,988

See Notes to Portfolio of Investments, page 46.

Huntington Dividend Capture Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Common Stocks (includes 10.0% Real Estate Investment Trusts)	54.4%
Preferred Stocks (includes 2.4% Real Estate Investment Trusts)	43.0%
Other Investments (Collateral for Securities Lending)	8.1%
Cash[1]	1.2%
Exchange-Traded Funds	0.8%
Liabilities in Excess of Other Assets	(7.5)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 54.4%

Consumer Discretionary -- 3.3%
11,000	Black & Decker Corp. (d)	$929,060
6,000	Sherwin-Williams Co.	284,880
98,000	Time Warner, Inc.	1,695,400
34,000	Waste Management, Inc.	1,219,920

		4,129,260

Consumer Staples -- 1.2%
22,000	Molson Coors Brewing Co.	1,493,360

Energy -- 3.5%
17,000	ChevronTexaco Corp.	1,055,020
30,000	ConocoPhillips	1,965,900
14,000	Occidental Petroleum Corp.	1,435,700

		4,456,620

Financials -- 16.0%
40,000	American Capital Strategies Ltd. (d)	1,339,200
13,000	Chubb Corp.	648,700
26,000	Hartford Financial Services Group, Inc.	2,199,600
40,000	KeyCorp	1,427,200
41,000	Lincoln National Corp. (d)	2,314,040
28,000	Morgan Stanley Dean Witter & Co.	1,769,880
12,000	PNC Bank Corp.	842,040
40,000	Protective Life Corp.	1,864,800
15,000	Safeco Corp.	845,250
41,500	State Street Corp.	2,410,735
48,000	Wachovia Corp. (d)	2,595,840
48,500	Washington Mutual, Inc. (d)	2,210,630

		20,467,915

Health Care -- 4.0%
15,000	Eli Lilly & Co.	829,050
83,000	PerkinElmer, Inc.	1,734,700
31,000	Pfizer, Inc.	727,570
39,000	Wyeth	1,731,990

		5,023,310

Industrials -- 5.5%
19,000	Deere & Co. (d)	1,586,310
11,000	Eaton Corp.	829,400
48,000	Energy Transfer Partners LP	2,143,200
23,000	Norfolk Southern Corp.	1,224,060
26,000	Raytheon Co.	1,158,820

		6,941,790

Materials -- 3.4%
15,000	Freeport-McMoran Copper & Gold, Inc., Class B	$831,150
20,000	Inco Ltd.	1,318,000
47,000	Louisiana-Pacific Corp.	1,029,300
45,000	Newell Rubbermaid, Inc.	1,162,350

		4,340,800

Real Estate Investment Trusts -- 10.0%
10,000	Alexandria Real Estate Equities, Inc.	886,800
63,000	Cedar Shopping Centers, Inc.	927,360
15,000	Colonial Properties Trust	741,000
29,000	Entertainment Properties Trust	1,248,450
30,000	Equity One, Inc.	627,000
34,500	First Industrial Realty Trust, Inc.	1,308,930
14,000	Hospitality Properties Trust	614,880
47,000	LTC Properties, Inc.	1,050,450
15,000	Mack-Cali Realty Corp.	688,800
23,000	Mid-America Apartment Communities, Inc.	1,282,250
58,000	National Retail Properties, Inc.	1,157,100
30,500	New Plan Excel Realty Trust	753,045
30,000	Senior Housing Properties Trust	537,300
55,000	Windrose Medical Properties Trust	803,000

		12,626,365

Technology -- 2.9%
8,000	Microsoft Corp.	186,400
42,000	Motorola, Inc.	846,300
53,000	Sabre Holdings Corp.	1,166,000
157,588	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,446,662

		3,645,362

Telecommunications -- 2.9%
14,000	Alltel Corp.	893,620
81,000	AT&T, Inc. (d)	2,259,090
16,000	Verizon Communications, Inc.	535,840

		3,688,550

Utilities -- 1.7%
62,000	American Electric Power Co., Inc.	2,123,500

Total Common Stocks (Cost $64,844,006)		68,936,832

Preferred Stocks -- 43.0%

Consumer Discretionary -- 2.6%
70,000	ING Groep NV, 6.125%	$1,595,300
40,000	Prudential PLC, 6.500%	967,600
30,000	The Walt Disney Co., 7.000%	750,600

		3,313,500

Financials -- 29.0%
115,000	ABN Amro Capital Funding Trust V, 5.900%	2,502,400
70,000	Ace Ltd., Series C, 7.800%	1,809,500
24,800	AMBAC Financial Group, 7.000%	618,264
78,900	ASBC Capital I, 7.625%	2,002,482
30,000	CitiGroup Capital Trust VIII, 6.950%	739,800
46,100	Comerica Capital Trust I, 7.600%	1,152,961
75,000	Compass Capital, 7.350%	1,860,000
33,400	Everest Re Capital Trust, 7.850%	846,690
50,000	Fleet Capital Trust VII, 7.200%	1,247,500
29,100	Fleet Capital Trust VIII, 7.200%	735,066
50,000	HSBC Holdings PLC, Series A, 6.200%	1,162,000
63,000	JPMorgan Chase & Co., Series X, 7.000%	1,565,550
80,000	Lehman Brothers Holdings, Inc., 6.500%	2,007,200
33,000	Lincoln National Capital V, Series E, 7.650%	826,650
70,000	Merrill Lynch Capital Trust V, 7.280% (b)	1,778,000
10,000	Merrill Lynch Capital Trust, 7.000%	248,700
15,000	Metlife, Inc., Series B, 6.500%	369,450
40,000	Morgan Stanley Capital Trust II, 7.250%	1,009,600
60,000	National Commerce Capital Trust II, 7.700%	1,512,000
40,000	Partnerre Capital Trust I, 7.900%	1,006,000
42,300	PLC Capital Trust, 7.250%	1,041,426
6,500	Provident Financial Group, Inc., 8.375%	170,300
32,800	RenaissanceRe Holdings Ltd., Series B, 7.300%	803,600
115,000	Royal Bank of Scotland, Series N, 6.350% (d)	2,719,750
105,800	SLM Corp., 6.000%	2,293,744
69,000	St. Paul Capital Trust, 7.600%	1,748,460
7,000	Suntrust Capital IV, 7.125%	173,110
68,500	The Bank of New York, Inc. Capital V, 7.800%	1,546,730
6,800	Torchmark Capital Trust I, 7.750%	172,652
50,000	Wells Fargo Capital Trust II, 7.000%	1,241,500

		36,911,085

Industrials -- 1.9%
101,000	General Electric Capital Corp., 6.100%	2,388,650

Shares or Principal Amount		Value

Preferred Stocks -- (Continued)

Real Estate Investment Trusts -- 2.4%
6,500	Equity Residential Properties, Series D, 8.600%	$165,620
9,600	Prologis Trust, Series F, 6.750%	225,888
56,900	Public Storage, Series F, 6.45%	1,277,405
53,000	Public Storage, Series R, 8.000%	1,330,300

		2,999,213

Telecommunications -- 0.2%
8,400	AT&T, Inc., 7.000%	206,136

Utilities -- 6.9%
120,000	BGE Capital Trust II, 6.200%	2,694,000
49,500	Consolidated Edison Co., Inc., 7.500%	1,237,995
7,000	Dominion CNG Capital Trust I, 7.800%	177,520
77,400	Entergy LA, Inc., 7.600%	1,935,000
107,600	Georgia Power Capital, 7.125%	2,695,380

		8,739,895

Total Preferred Stocks (Cost $57,569,756)		54,558,479

Mutual Funds -- 0.8%

Exchange Traded Funds -- 0.8%
50,000	AMEX Technology SPDR	1,016,500

Total Mutual Funds (Cost $795,932)		1,016,500

Cash Equivalent -- 1.2%

1,483,460	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	1,483,460

Total Cash Equivalent (Cost $1,483,460)		1,483,460

Short-Term Securities Held as Collateral for Securities Lending -- 8.1%

Mutual Funds -- 6.4%
$8,127,565	Institutional Money Market Trust Fund, 5.13% (e)	8,127,565

		8,127,565

Time Deposits -- 1.7%
1,436,239	KBC Bank, 5.281%, 7/3/06	1,436,239
718,119	Barclays Bank PLC, 5.280%, 7/3/06	718,119

		2,154,358

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $10,281,923)		10,281,923

Total Investments (Cost $134,975,077) (a) -- 107.5%		136,277,194

Liabilities in Excess of Other Assets -- (7.5)%		(9,520,862)

Net Assets -- 100.0%		$126,756,332

See Notes to Portfolio of Investments, page 46.

Huntington Growth Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Technology	28.2%
Health Care	21.7%
Other Investments (Collateral for Securities Lending)	21.7%
Consumer Staples	14.0%
Energy	13.0%
Industrials	10.7%
Consumer Discretionary	4.2%
Financials	3.4%
Materials	2.7%
Cash[1]	2.1%
Liabilities in Excess of Other Assets	(21.7)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash includes investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 97.9%

Consumer Discretionary -- 4.2%
81,960	Home Depot, Inc. (d)	$2,933,348
4,300	Johnson Controls, Inc. (d)	353,546
62,560	Kohl's Corp. (b)	3,698,548
15,170	Lowe's Cos., Inc. (d)	920,364
8,080	Nordstrom, Inc.	294,920
10,000	Sony Corp. ADR	440,400
10,000	Starbucks Corp. (b) (d)	377,600
50,000	Time Warner, Inc.	865,000

		9,883,726

Consumer Staples -- 14.0%
28,000	Archer-Daniels-Midland Co.	1,155,840
75,000	Colgate-Palmolive Co.	4,492,500
16,340	Constellation Brands, Inc. (b)	408,500
10,000	CVS Corp.	307,000
9,700	Fomento Economico Mexicano SA de CV ADR	812,084
13,445	General Mills, Inc.	694,569
61,060	PepsiCo, Inc.	3,666,042
38,000	Procter & Gamble Co.	2,112,800
268,600	Sysco Corp. (d)	8,208,416
143,600	Walgreen Co. (d)	6,439,024
5,400	Whole Foods Market, Inc. (d)	349,056
75,000	WM Wrigley Jr. Co. (d)	3,402,000
18,750	WM Wrigley Jr. Co. Class B	849,375

		32,897,206

Energy -- 13.0%
130,000	Anadarko Petroleum Corp.	6,199,700
12,830	BJ Services Co. (d)	478,046
20,000	Emerson Electric Co.	1,676,200
54,465	Exxon Mobil Corp. (d)	3,341,428
8,000	Halliburton Co.	593,680
24,000	Kinder Morgan, Inc.	2,397,360
11,160	Marathon Oil Corp.	$929,628
56,840	Occidental Petroleum Corp.	5,828,942
16,000	Peabody Energy Corp.	892,000
13,000	Petro-Canada	616,330
105,000	Schlumberger, Ltd. (d)	6,836,549
9,400	Valero Energy Corp.	625,288

		30,415,151

Financials -- 3.4%
69,000	American Express Co.	3,672,180
55,125	Cincinnati Financial Corp.	2,591,426
1,230	Goldman Sachs Group, Inc.	185,029
2,060	Hartford Financial Services Group, Inc.	174,276
16,000	Lehman Brothers Holdings, Inc.	1,042,400
4,140	Prudential Financial, Inc.	321,678

		7,986,989

Health Care -- 21.7%
100,000	Abbott Laboratories	4,361,000
4,990	Alcon, Inc.	491,765
64,585	Amgen, Inc. (b)	4,212,880
5,000	Barr Laboratories, Inc. (b)	238,450
90,000	Baxter International, Inc.	3,308,400
35,595	Bristol-Myers Squibb Co.	920,487
25,000	C.R. Bard, Inc.	1,831,500
5,500	Covance, Inc. (b) (d)	336,710
4,680	Genentech, Inc. (b) (d)	382,824
22,000	Gilead Sciences, Inc. (b) (d)	1,301,520
100,000	Henry Schein, Inc. (b)	4,673,000
40,000	Hospira, Inc. (b)	1,717,600
87,990	Johnson & Johnson	5,272,360
4,200	Laboratory Corporation of America Holdings (b) (d)	261,366
30,000	Medco Health Solutions, Inc. (b) (d)	$1,718,400
57,540	Medtronic, Inc.	2,699,777
50,000	Millipore Corp. (b) (d)	3,149,500
7,760	Novartis AG ADR	418,419
11,000	PDL BioPharma, Inc. (b)	202,510
138,000	Pfizer, Inc.	3,238,860
6,000	Quest Diagnostics, Inc.	359,520
24,000	Roche Holdings Ltd. AG ADR	1,979,755
82,730	Schering-Plough Corp.	1,574,352
40,000	Stryker Corp.	1,684,400
10,000	Thermo Electron Corp. (b) (d)	362,400
5,140	Wellpoint, Inc. (b)	374,038
65,000	Wyeth	2,886,650
18,000	Zimmer Holdings, Inc. (b) (d)	1,020,960

		50,979,403

Industrials -- 10.7%
19,320	Canadian National Railway Co.	845,250
61,950	Caterpillar, Inc.	4,614,036
5,650	General Dynamics Corp.	369,849
280,200	General Electric Co.	9,235,392
140,000	Illinois Tool Works, Inc. (d)	6,650,000
5,000	Ingersoll Rand Co. (d)	213,900
5,415	L-3 Communications Corp.	408,399
20,000	Lockheed Martin Corp.	1,434,800
15,000	Textron, Inc. (d)	1,382,700

		25,154,326

Materials -- 2.7%
7,000	Amphenol Corp. Class A	391,720
123,000	Ecolab, Inc.	4,991,340
10,000	Nucor Corp. (d)	542,500
9,390	Praxair, Inc.	507,060

		6,432,620

Technology -- 28.2%
72,000	Advanced Micro Devices, Inc. (b)	1,758,240
100,000	Analog Devices, Inc.	3,214,000
20,000	Applied Materials, Inc.	325,600
11,800	Autodesk, Inc. (b)	406,628
235,000	Automatic Data Processing, Inc.	10,657,251
81,000	Broadcom Corp. (b) (d)	2,434,050
140,000	Cisco Systems, Inc. (b)	2,734,200
70,310	Computer Sciences Corp. (b)	3,405,816
75,000	Dell, Inc. (b)	1,830,750
12,000	Ebay, Inc. (b) (d)	351,480
40,585	EMC Corp. (b)	445,217
4,385	Fiserv, Inc. (b)	198,904
8,000	Harris Corp.	332,080
181,587	Hewlett Packard Co. (d)	5,752,676
172,885	Intel Corp.	3,276,171
65,500	International Business Machines Corp. (d)	5,031,710
75,000	Iron Mountain, Inc. (b) (d)	2,803,500
12,915	Jabil Circuit, Inc.	330,624
Shares or Principal Amount		Value

Common Stocks -- (Continued)

Technology -- (Continued)
280,625	Microsoft Corp.	$6,538,563
50,000	Molex, Inc.	1,678,500
20,800	Motorola, Inc.	419,120
18,070	Nokia Corp.	366,098
352,500	Oracle Corp. (b)	5,107,725
12,400	Pharmaceutical Product Development, Inc.	435,488
90,000	Qualcomm, Inc.	3,606,300
57,680	Texas Instruments, Inc.	1,747,127
16,000	United Technologies Corp.	1,014,720

		66,202,538

Telecommunications -- 0.0%
1,175	Alltel Corp.	75,000

Utilities -- 0.0%
3,010	FPL Group, Inc. (d)	124,554

Total Common Stocks (Cost $146,640,124)		230,151,513

Cash Equivalent -- 2.1%

4,643,610	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	4,643,609
242,532	Meeder Institutional Money Market Fund, 4.86% (e)	242,532

Total Cash Equivalent (Cost $4,886,141)		4,886,141

Short-Term Securities Held as Collateral for Securities Lending -- 21.7%

Mutual Funds -- 15.1%
$35,566,462	Institutional Money Market Trust Fund, 5.13% (e)	35,566,462

		35,566,462

Time Deposits -- 3.8%
6,090,934	KBC Bank, 5.281%, 7/3/06	6,090,934
2,756,100	Barclays Bank PLC, 5.280%, 7/3/06	2,756,100

		8,847,035

Variable Rate Obligations -- 2.8%
3,485,595	Morgan Stanley & Co, Inc. 5.372%., 7/10/06**	3,485,595
443,282	Sedina Finance, Inc., 5.292%., 1/25/07**	443,282
1,218,142	Greenwich Capital Holdings, 5.31% 11/30/06**	1,218,142
1,492,669	Tango Financial Corp., 5.310% 6/28/07**	1,492,669

		6,639,688

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $51,053,185)		51,053,185

Total Investments (Cost $202,579,450) (a) -- 121.7%		286,090,839

Liabilities in Excess of Other Assets -- (21.7)%		(51,028,057)

Net Assets -- 100.0%		$235,062,782

See Notes to Portfolio of Investments, page 46.

Huntington Income Equity Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Financials	35.7%
Other Investments (Collateral for Securities Lending)	18.6%
Energy	15.2%
Industrials	9.9%
Materials	8.7%
Telecommunications	8.5%
Technology	7.0%
Health Care	6.1%
Consumer Discretionary	5.7%
Consumer Staples	2.9%
Utilities	1.1%
Cash[1]	0.5%
Liabilities in Excess of Other Assets	(19.9)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 100.8%

Consumer Discretionary -- 5.7%
210,500	CBS Corp., Class B (d)	$5,694,025
28,000	Gannett Co., Inc.	1,566,040
51,300	Genuine Parts Co.	2,137,158
27,000	Pearson PLC ADR	368,550
13,100	Thompson Corp.	504,612
19,900	V.F. Corp.	1,351,608

		11,621,993

Consumer Staples -- 2.9%
54,500	Anheuser Busch Cos., Inc.	2,484,655
14,000	Brown-Forman Corp.	1,003,660
36,800	Molson Coors Brewing Co., Class B	2,497,984

		5,986,299

Energy -- 15.2%
10,000	Ameren Corp.	505,000
30,000	Apache Corp.	2,047,500
196,000	AU Optronics Corp. ADR	2,791,040
103,600	Chevron Corp.	6,429,416
117,800	ConocoPhillips	7,719,434
43,300	Kinder Morgan Energy Partners LP	1,990,068
69,000	Occidental Petroleum Corp.	7,075,950
51,900	Progress Energy, Inc.	2,224,953

		30,783,361

Financials -- 35.7%
700	AmSouth Bancorporation	18,515
164,700	Bank of America Corp.	7,922,070
119,000	BB&T Corp.	4,949,210
164,700	CitiGroup, Inc.	7,945,128
96,300	Comerica, Inc.	5,006,637
153,600	JPMorgan Chase & Co. (d)	6,451,200
104,700	Lincoln National Corp. (d)	5,909,268
210,000	National City Corp. (d)	$7,599,900
174,841	Regions Financial Corp.	5,790,734
68,600	SunTrust Banks, Inc.	5,231,436
107,000	Unitrin, Inc.	4,664,130
75,400	Wachovia Corp. (d)	4,077,632
149,700	Washington Mutual, Inc. (d)	6,823,326

		72,389,186

Health Care -- 6.1%
201,500	Bristol-Myers Squibb Co. (d)	5,210,790
7,700	Eli Lilly & Co.	425,579
6,700	GlaxoSmithKline PLC ADR	373,860
160,200	Merck & Co., Inc.	5,836,086
13,000	Wyeth	577,330

		12,423,645

Industrials -- 9.9%
107,600	General Electric Co.	3,546,496
177,900	Masco Corp. (d)	5,272,956
89,000	Pitney Bowes, Inc.	3,675,700
119,900	R.R. Donnelley & Sons Co.	3,830,805
141,000	Tyco International, Ltd.	3,877,500

		20,203,457

Materials -- 8.7%
295,500	Boston Scientific Corp. (b)	4,976,220
49,000	Du Pont (E.I.) de Nemours & Co. (d)	2,038,400
31,300	POSCO ADR	2,093,970
61,500	PPG Industries, Inc.	4,059,000
113,700	The Dow Chemical Co.	4,437,711

		17,605,301

Technology -- 7.0%
42,300	Automatic Data Processing, Inc.	$1,918,305
44,900	First Data Corp. (d)	2,022,296
13,600	Intel Corp.	257,720
10,700	Microsoft Corp.	249,310
167,000	Motorola, Inc.	3,365,050
179,000	Nokia Corp.	3,626,540
94,000	Texas Instruments, Inc.	2,847,260

		14,286,481

Telecommunications -- 8.5%
116,000	Alltel Corp.	7,404,280
11,500	AT&T, Inc.	320,735
391,000	Avaya, Inc. (b)	4,465,220
220,000	Sprint Corp.	4,397,800
17,600	Verizon Communications, Inc.	589,424

		17,177,459

Utilities -- 1.1%
48,000	Consolidated Edison, Inc.	2,133,120

Total Common Stocks (Cost $157,112,791)		204,610,302

Cash Equivalent -- 0.5%

1,091,442	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	1,091,442

Total Cash Equivalent (Cost $1,091,442)		1,091,442

Principal Amount		Value

Short-Term Securities Held as Collateral for Securities Lending -- 18.6%

Mutual Funds -- 13.7%
$27,915,880	Institutional Money Market Trust Fund, 5.13%**	$27,915,880

		27,915,880

Time Deposits -- 3.2%
4,485,885	KBC Bank, 5.281%, 7/3/06	4,485,885
2,105,412	Barclays Bank PLC, 5.280%, 7/3/06	2,105,412

		6,591,297

Variable Rate Obligations -- 1.6%
2,092,057	Morgan Stanley & Co, Inc. 5.372%., 7/10/06**	2,092,057
1,138,568	Greenwich Capital Holdings, 5.31% 11/30/06**	1,138,568

		3,230,624

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $37,737,801)		37,737,801

Total Investments (Cost $195,942,034) (a) -- 119.9%		243,439,545

Liabilities in Excess of Other Assets -- (19.9)%		(40,285,527)

Net Assets -- 100.0%		$203,154,018

See Notes to Portfolio of Investments, page 46.

Huntington International Equity Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Japan	20.8%
United Kingdom	20.3%
France	6.8%
Repurchase Agreements	6.2%
Netherlands	5.7%
Switzerland	5.2%
Sweden	4.9%
Germany	4.7%
Spain	4.4%
Finland	3.5%
Canada	3.3%
Netherlands Antilles	2.1%
Ireland	2.0%
Singapore	1.8%
Norway	1.7%
Taiwan	1.4%
Mexico	1.3%
South Korea	1.3%
India	1.1%
Other Assets in Excess of Liabilities	1.5%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 89.4%

Canada -- 3.3%
Energy -- 0.6%
26,170	Encana Corp.	$1,378,380

Industrials -- 1.5%
84,000	Canadian National Railway Co.	3,675,000

Materials -- 1.2%
60,000	Alcan, Inc.	2,816,400

		7,869,780

Finland -- 3.5%
Materials -- 1.1%
125,500	UPM Kymmene OYJ ADR	2,696,995

Technology -- 2.4%
275,000	Nokia OYJ	5,613,106

		8,310,101

France -- 6.8%
Consumer Staples -- 1.7%
32,300	Groupe Danone	4,104,007

Energy -- 2.5%
28,000	Schneider Electric SA	2,918,457
50,140	Total SA	3,299,190

		6,217,647

Financials -- 2.0%
144,900	Axa ADR	$4,749,822

Materials -- 0.0%
1,254	Arkema (b)	48,911

Utilities -- 0.6%
31,800	Suez SA ADR	1,327,650

		16,448,037

Germany -- 4.7%
Consumer Discretionary -- 1.7%
92,700	Douglas Holdings AG	4,279,812

Health Care -- 1.8%
106,300	Stada Arzneimittel AG	4,230,683

Technology -- 1.2%
13,500	SAP AG	2,847,030

		11,357,525

Ireland -- 2.0%
Consumer Staples -- 0.7%
75,300	Kerry Group PLC, Class A	1,617,864

Financials -- 1.3%
210,000	Anglo Irish Bank Corp. PLC	$3,263,121

		4,880,985

Japan -- 20.3%
Consumer Discretionary -- 4.4%
94,000	Honda Motor Co., Ltd.	2,982,171
222,000	Matsushita Electric Industrial Co. Ltd.	4,685,633
158,000	Shiseido Co. Ltd.	3,100,070

		10,767,874

Consumer Staples -- 3.5%
185,000	Ajinomoto Co., Inc.	2,048,549
113,600	Uni-Charm Corp.	6,274,707

		8,323,256

Financials -- 2.5%
216,500	Mitsubishi UFJ Financial Group, Inc. ADR	3,020,175
428,000	The 77th Bank Ltd.	2,981,262

		6,001,437

Health Care -- 3.2%
57,000	Eisai Co. Ltd.	2,565,548
48,400	ONO Pharmaceutical Co. Ltd.	2,356,127
82,100	Terumo Corp.	2,740,971

		7,662,646

Industrials -- 1.8%
220,000	KOMATSU LTD.	4,374,235
50	Nintendo Co. Ltd.	8,390

		4,382,625

Technology -- 4.0%
112,500	Canon, Inc.	5,515,863
277,000	Sharp Corp.	4,376,997

		9,892,860

Utilities -- 0.9%
76,000	The Tokyo Electric Power Co., Inc.	2,098,934

		49,129,632

Mexico -- 1.3%
Materials -- 1.3%
56,906	Cemex SA ADR	3,241,935

Netherlands -- 5.7%
Consumer Discretionary -- 1.8%
141,000	Koninklijke (Royal) Philips Electronics NV ADR	4,390,740

Financials -- 1.9%
115,012	ING Group NV	4,520,052

Industrials -- 2.0%
133,800	TNT NV	4,787,860

		13,698,652

Netherlands Antilles -- 2.1%
Energy -- 2.1%
79,000	Schlumberger Ltd. ADR	5,143,690

Norway -- 1.7%
Telecommunications -- 1.7%
341,000	Telenor ASA	4,123,983

Singapore -- 1.8%
Telecommunications -- 1.8%
2,627,290	Singapore Telecommunications Ltd.	$4,217,212

Spain -- 4.4%
Financials -- 2.1%
240,700	Banco Bilbao Vizcaya SA ADR	4,958,420

Telecommunications -- 2.3%
332,384	Telefonica SA	5,534,632

		10,493,052

Sweden -- 4.9%
Consumer Discretionary -- 1.0%
89,000	Electrolux AB, Series B	1,286,574
89,000	Husqvarna AB, Series B (b)	1,073,176

		2,359,750

Financials -- 1.8%
162,600	ForeningsSparbanken AB	4,271,632

Industrials -- 2.1%
444,500	Sandvik AB	5,174,496

		11,805,878

Switzerland -- 5.2%
Health Care -- 1.5%
66,900	Novartis AG	3,623,613

Industrials -- 1.6%
76,000	Schindler Holding AG	3,945,508

Materials -- 2.1%
183,100	Syngenta AG ADR	4,863,136

		12,432,257

Taiwan -- 1.4%
Technology -- 1.4%
356,686	Taiwan Semiconductor Manufacturing Co. Ltd.	3,274,373

United Kingdom -- 20.3%
Consumer Discretionary -- 2.2%
384,000	Pearson PLC	5,229,296

Consumer Staples -- 3.6%
359,400	Cadbury Schweppes PLC	3,465,546
872,284	Tesco PLC	5,386,958

		8,852,504

Energy -- 3.2%
369,000	BG Group PLC	4,929,507
234,600	BP Amoco PLC	2,734,968

		7,664,475

Financials -- 2.7%
163,000	Barclays PLC	1,852,033
192,000	Standard Chartered PLC	4,686,131

		6,538,164

Health Care -- 1.1%
46,850	GlaxoSmithKline PLC ADR	2,614,230

Industrials -- 3.5%
345,000	Bunzl PLC	3,939,084
822,700	Tomkins PLC	4,377,197

		8,316,281

Materials -- 2.0%
23,100	Rio Tinto PLC ADR	$4,844,301

Utilities -- 2.0%
226,100	Scottish & Southern Energy PLC	4,811,884

		48,871,135

Total Common Stocks (Cost $160,306,437)		215,298,227

Mutual Funds -- 2.9%

India -- 1.1%
Management Investment Operation -- 1.1%
58,200	Morgan Stanley India Investment Fund	2,536,938

Japan -- 0.5%
Management Investment Operation -- 0.5%
97,000	iShares MSCI Japan Index Fund	1,323,080

South Korea -- 1.3%
Management Investment Operation -- 1.3%
68,000	iShares MSCI, South Korea Index Fund	3,064,760

Total Mutual Funds (Cost $5,575,983)		6,924,778

Principal Amount		Value

Repurchase Agreement -- 6.2%

$14,917,000	State Street Corp., 3.400%, dated 6/30/06, due 7/3/06, repurchase price $14,921,226 (Fully collateralized by U.S. Treasury Securities)	$14,917,000

Total Repurchase Agreement (Cost $14,917,000)		14,917,000

Total Investments (Cost $180,799,420) (a) -- 98.5%		237,140,005

Other Assets in Excess of Liabilities -- 1.5%		3,701,625

Net Assets -- 100.0%		$240,841,630

See Notes to Portfolio of Investments, page 46.

Huntington Macro 100 Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Financials	25.7%
Technology	22.5%
Consumer Discretionary	17.9%
Industrials	10.3%
Consumer Staples	8.5%
Telecommunications	4.0%
Utilities	3.9%
Materials	3.7%
Cash[1]	1.4%
Health Care	1.1%
Energy	0.9%
Other Assets in Excess of Liabilities	0.1%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 98.5%

Consumer Discretionary -- 17.9%
9,500	AFLAC, Inc.	$440,325
13,200	Amazon.Com, Inc. (b)	510,576
7,400	Apollo Group, Inc. Class A (b)	382,358
18,900	AutoNation, Inc. (b)	405,216
4,500	AutoZone, Inc. (b)	396,900
10,900	Carnival Corp.	454,966
14,900	Ebay, Inc. (b)	436,421
16,500	Family Dollar Stores, Inc.	403,095
10,900	Genuine Parts Co.	454,094
5,500	Harman International Industries, Inc.	469,535
15,300	Hilton Hotels Corp.	432,684
11,200	International Game Technologies	424,928
5,000	Johnson Controls, Inc.	411,100
6,100	MGIC Investment Corp.	396,500
4,900	Nike, Inc. Class B	396,900
8,500	The E.W. Scripps Co. Class A	366,690
17,500	TJX Companies, Inc.	400,050
7,000	V.F. Corp.	475,440

		7,657,778

Consumer Staples -- 8.5%
20,400	Coca-Cola Enterprises, Inc.	415,548
17,800	ConAgra Foods, Inc.	393,558
8,600	Kellogg Co.	416,498
12,100	McCormick & Co., Inc.	405,955
16,800	Staples, Inc.	408,576
9,100	The Coca-Cola Co.	391,482
7,300	The Hershey Co.	402,011
26,200	Tyson Foods, Inc., Class A	389,332
6,500	Whole Foods Market, Inc.	420,160

		3,643,120

Energy -- 0.9%
7,800	Ameren Corp.	$393,900

Financials -- 25.7%
8,500	American Express Co.	452,370
16,500	AmSouth Bancorporation	436,425
9,200	Bank of America Corp.	442,520
10,600	BB&T Corp.	440,854
3,200	Bear Stearns Companies, Inc.	448,256
5,400	Capital One Financial Corp.	461,430
7,300	Comerica, Inc.	379,527
8,000	Compass Bancshares, Inc.	444,800
10,800	Countrywide Credit Industries, Inc.	411,264
7,100	Federal Home Loan Mortgage Corp.	404,771
11,100	First Horizon National Corp.	446,220
5,500	Golden West Financial Corp.	408,100
4,300	Legg Mason, Inc.	427,936
6,400	Lehman Brothers Holdings, Inc.	416,960
9,800	Marshall & Ilsley Corp.	448,252
13,200	Regions Financial Corp.	437,184
8,500	SLM Corp.	449,820
6,700	State Street Corp.	389,203
5,800	SunTrust Banks, Inc.	442,308
15,000	Synovus Financial Corp.	401,700
10,800	T. Rowe Price Group, Inc.	408,348
6,800	Torchmark Corp.	412,896
12,700	U.S. Bancorp	392,176
8,300	Wachovia Corp.	448,864
6,000	Wells Fargo & Co.	402,480
5,100	Zions Bancorporation	397,494

		11,052,158

Health Care -- 1.1%
9,300	Caremark Rx, Inc.	463,791

Industrials -- 10.3%
5,000	Cooper Industries Ltd., Class A	$464,600
5,800	Eaton Corp.	437,320
4,000	Fedex Corp.	467,440
8,300	Illinois Tool Works, Inc.	394,250
10,000	Ingersoll Rand Co.	427,800
8,400	Norfolk Southern Corp.	447,048
5,600	Parker Hannifin Corp.	434,560
6,400	Rockwell International Corp.	460,864
7,400	Ryder System, Inc.	432,382
5,200	United Parcel Service, Inc. Class B	428,116

		4,394,380

Materials -- 3.7%
11,300	Ball Corp.	418,552
20,300	Boston Scientific Corp. (b)	341,852
9,800	Du Pont (E.I.) de Nemours & Co.	407,680
7,600	Eastman Chemical Co.	410,400

		1,578,484

Technology -- 22.5%
8,400	Affiliated Computer Services, Inc. (b)	433,524
12,300	Analog Devices, Inc.	395,322
11,400	Autodesk, Inc. (b)	392,844
18,300	BMC Software, Inc. (b)	437,370
99,300	Ciena Corp. (b)	477,633
20,200	Cisco Systems, Inc. (b)	394,506
12,700	Citrix Systems, Inc. (b)	509,779
56,000	Compuware Corp. (b)	375,200
19,300	Comverse Technology, Inc. (b)	381,561
16,100	Dell, Inc. (b)	393,001
8,900	First Data Corp.	400,856
7,700	Intuit, Inc. (b)	465,003
12,600	Jabil Circuit, Inc.	322,560
20,000	Motorola, Inc.	403,000
74,800	Novell, Inc. (b)	495,924
35,020	Parametric Technology Corp. (b)	445,104
44,800	PMC-Sierra, Inc. (b)	421,120
9,500	Qualcomm, Inc.	380,665
28,499	Symantec Corp. (b)	442,874
13,300	Tektronix, Inc.	391,286
13,700	Texas Instruments, Inc.	414,973
18,100	Verisign, Inc. (b)	419,377
13,100	Yahoo, Inc. (b)	432,300

		9,625,782

Telecommunications -- 4.0%
23,900	ADC Telecommunications, Inc. (b)	$402,954
6,700	Alltel Corp.	427,661
35,000	Avaya, Inc. (b)	399,700
18,800	Corning, Inc. (b)	454,772
663	Embarq Corp. (b)	27,176

		1,712,263

Utilities -- 3.9%
7,500	Constellation Energy Group	408,900
6,100	Dominion Resources, Inc.	456,219
9,600	DTE Energy Co.	391,104
13,500	The Southern Co.	432,675

		1,688,898

Total Common Stocks (Cost $40,243,486)		42,210,554

Cash Equivalent -- 1.4%

606,076	Huntington Money Market Fund, Interfund Shares, 4.51% (d)*	606,076

Total Cash Equivalent (Cost $606,076)		606,076

Total Investments (Cost $40,849,562) (a) -- 99.9%		42,816,630

Other Assets in Excess of Liabilities -- 0.1%		46,799

Net Assets -- 100.0%		$42,863,429

See Notes to Portfolio of Investments, page 46.

Huntington Mid Corp America Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Other Investments (Collateral for Securities Lending)	21.1%
Financials	18.4%
Technology	14.2%
Consumer Discretionary	13.7%
Industrials	12.4%
Health Care	11.6%
Energy	10.5%
Utilities	6.1%
Materials	4.6%
Cash[1]	3.3%
Consumer Staples	2.9%
Exchange-Traded Funds	1.7%
Telecommunications	0.6%
Liabilities in Excess of Other Assets	(21.1)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 95.0%

Consumer Discretionary -- 13.7%
19,400	Abercrombie & Fitch Co., Class A	$1,075,342
30,900	AnnTaylor Stores Corp. (b)	1,340,442
21,000	Beazer Homes USA, Inc.	963,270
16,200	BorgWarner, Inc.	1,054,620
12,000	Boyd Gaming Corp. (d)	484,320
16,900	Brunswick Corp.	561,925
16,400	Centex Corp. (d)	824,920
5,600	Cummins Engine, Inc. (d)	684,600
14,666	D. R. Horton, Inc.	349,344
4,427	Fidelity National Title Group, Inc., Class A	87,079
19,200	Hanover Insurance Group, Inc.	911,232
5,800	Harman International Industries, Inc.	495,146
4,000	Hilton Hotels Corp. (d)	113,120
3,673	Host Hotels & Resorts, Inc. (d)	80,329
3,000	Hovnanian Enterprises, Inc. Class A (b)	90,240
5,000	Intrawest Corp.	159,300
22,500	Liz Claiborne, Inc.	833,850
19,500	Mohawk Industries, Inc. (b) (d)	1,371,825
27,800	NBTY, Inc. (b)	664,698
40,000	Nordstrom, Inc. (d)	1,460,000
8,000	Pacific Sunwear of California, Inc. (b) (d)	143,440
5,000	Polo Ralph Lauren Corp.	274,500
66,000	Pulte Homes, Inc. (d)	1,900,140
8,000	Republic Services, Inc., Class A	322,720
37,200	Royal Caribbean Cruises Ltd.	1,422,900
27,500	Sonic Automotives, Inc.	609,950
6,000	Starwood Hotels & Resorts Worldwide, Inc.	362,040
5,000	Technical Olympic USA, Inc.	71,800
14,700	The Stanley Works (d)	$694,134
10,000	UniFirst Corp.	345,000
10,600	Whirlpool Corp. (d)	876,090
8,000	Wolverine World Wide, Inc.	186,640
31,800	Zales Corp. (b)	766,062

		21,581,018

Consumer Staples -- 2.9%
31,200	Church & Dwight Co., Inc.	1,136,304
20,000	Constellation Brands, Inc. (b)	500,000
5,000	Molson Coors Brewing Co., Class B	339,400
20,700	Ralcorp Holding, Inc. (b)	880,371
18,900	Smithfield Foods, Inc. (b)	544,887
21,700	Spectrum Brands, Inc. (b) (d)	280,364
16,400	Supervalu, Inc.	503,480
23,600	Tyson Foods, Inc., Class A	350,696

		4,535,502

Energy -- 10.5%
27,710	Apache Corp.	1,891,208
500	Baker Hughes, Inc. (d)	40,925
900	BJ Services Co. (d)	33,534
62,700	Chesapeake Energy Corp. (d)	1,896,675
39,644	Devon Energy Corp.	2,394,894
11,300	Forest Oil Corp. (b)	374,708
14,600	Helmerich & Payne, Inc.	879,796
41	Hugoton Royalty Trust	1,218
9,145	Mariner Energy, Inc. (b)	167,994
19,800	Murphy Oil Corp. (d)	1,106,028
500	National Oilwell Vargo, Inc. (b) (d)	31,660
78,754	Noble Energy, Inc. (d)	3,690,412
11,466	Occidental Petroleum Corp.	1,175,838
700	Patterson-Uti Energy, Inc. (d)	19,817
800	Peabody Energy Corp.	$44,600
1,000	Smith International, Inc.	44,470
15,600	Suncor Energy, Inc. ADR	1,263,756
500	Sunoco, Inc. (d)	34,645
15,000	Unit Corp. (b)	853,350
12,600	Weatherford International, Inc. (b)	625,212
700	XTO Energy, Inc.	30,989

		16,601,729

Financials -- 18.4%
28,500	Allied Capital Corp. (d)	819,945
17,900	AMBAC Financial Group, Inc.	1,451,690
14,600	Amcore Financial, Inc.	427,926
26,200	AmeriCredit Corp. (b)	731,504
21,200	BancorpSouth, Inc.	577,700
12,400	Bear Stearns Companies, Inc. (d)	1,736,992
18,818	BOK Financial Corp.	934,690
25,875	Chittenden Corp.	668,869
3,000	CIT Group, Inc.	156,870
26,900	City National Corp.	1,750,921
30,200	Compass Bancshares, Inc. (d)	1,679,120
25,300	Fidelity National Financial, Inc. (d)	985,435
24,200	First American Financial Corp.	1,022,934
34,200	First Horizon National Corp. (d)	1,374,840
17,000	FirstMerit Corp.	355,980
7,372	Fulton Financial Corp.	117,362
4,000	Genworth Financial Inc.	139,360
23,250	Legg Mason, Inc. (d)	2,313,839
13,300	M & T Bank Corp.	1,568,336
26,400	MoneyGram International, Inc.	896,280
22,100	Nationwide Financial Services, Inc.	974,168
62,250	Old Republic International Corp.	1,330,283
26,000	PMI Group, Inc. (d)	1,159,080
30,900	Protective Life Corp.	1,440,558
6,000	T. Rowe Price Group, Inc.	226,860
32,800	TCF Financial Corp.	867,560
14,749	TD Banknorth, Inc.	434,358
26,700	Torchmark Corp.	1,621,224
7,076	Toronto-Dominion Bank	359,249
21,000	Wilmington Trust Corp.	885,780

		29,009,713

Health Care -- 11.6%
50,000	AmerisourceBergen Corp.	2,096,000
26,100	Barr Laboratories, Inc. (b)	1,244,709
9,540	Caremark Rx, Inc. (d)	475,760
8,300	Cephalon, Inc. (b) (d)	498,830
38,775	Coventry Health Care, Inc. (b)	2,130,298
4,000	Dentsply International, Inc.	242,400
27,800	Invitrogen Corp. (b)	1,836,746
29,800	Lincare Holdings, Inc. (b)	1,127,632
73,725	Mylan Laboratories, Inc.	1,474,500
23,500	Omnicare, Inc. (d)	1,114,370
22,200	Owens & Minor, Inc.	634,920
36,000	Pediatrix Medical Group, Inc. (b)	1,630,800
50,000	Respironics, Inc. (b)	1,711,000
35,300	Thermo Electron Corp. (b)	$1,279,272
24,755	Viasys Healthcare, Inc. (b)	633,728
6,000	Watson Pharmaceutical, Inc. (b)	139,680

		18,270,645

Industrials -- 12.4%
9,600	Alliant Techsystems, Inc. (b)	732,960
23,636	Banta Corp.	1,095,056
5,000	Chaparral Steel Co. (b)	360,100
23,600	Cooper Industries Ltd., Class A	2,192,912
16,000	Elbit Systems Ltd.	429,440
3,000	G & K Services, Inc., Class A	102,900
40,700	Griffon Corp. (b)	1,062,270
22,000	Insituform Technologies, Inc., Class A (b)	503,580
27,000	Kennametal, Inc.	1,680,750
39,000	L-3 Communications Corp.	2,941,380
5,000	NCO Group, Inc. (b)	132,200
6,000	Oshkosh Truck Corp.	285,120
28,800	Pall Corp.	806,400
15,600	Parker Hannifin Corp.	1,210,560
32,800	Precision Castparts Corp.	1,960,128
7,000	R.R. Donnelley & Sons Co.	223,650
3,000	Rockwell International Corp.	216,030
16,000	Ryder System, Inc. (d)	934,880
21,500	Teleflex, Inc.	1,161,430
10,000	Textron, Inc. (d)	921,800
11,600	Thomas & Betts Corp. (b)	595,080

		19,548,626

Materials -- 4.6%
20,700	Albemarle Corp.	991,116
22,200	AptarGroup, Inc.	1,101,342
6,000	Ball Corp. (d)	222,240
6,200	Bemis Co.	189,844
8,000	Cymer, Inc. (b)	371,680
27,700	Cytec Industries, Inc.	1,486,382
1,089	Eagle Materials, Inc.	51,728
6,600	Ferro Corp.	105,336
7,000	FMC Corp.	450,730
18,800	Lubrizol Corp.	749,180
3,000	Minerals Technologies, Inc.	156,000
18,300	Pactiv Corp. (b)	452,925
6,000	Schnitzer Steel Industries, Inc.	212,880
5,000	Texas Industries, Inc.	265,500
10,000	The Scotts Co.	423,200

		7,230,083

Technology -- 14.2%
125,333	Activision, Inc. (b) (d)	1,426,290
14,300	Affiliated Computer Services, Inc. (b) (d)	738,023
5,000	Amdocs, Ltd. (b)	183,000
434	Avid Technology, Inc. (b)	14,465
10,000	Avocent Corp (b)	262,500
2,925	Benchmark Electronics, Inc. (b)	70,551
6,000	Cognos, Inc. (b)	$170,700
13,100	Coherent, Inc. (b)	441,863
4,600	Electronic Arts, Inc. (b) (d)	197,984
3,000	Fiserv, Inc. (b)	136,080
18,928	Fisher Scientific International, Inc. (b)	1,382,690
13,600	FLIR Systems, Inc. (b) (d)	300,016
40,000	Forrester Research, Inc. (b)	1,119,200
3,000	Genzyme Corp. (b) (d)	183,150
33,000	Harris Corp.	1,369,830
24,400	Imation Corp.	1,001,620
25,000	Integrated Device Technology, Inc. (b) (d)	354,500
5,000	Interactive Data Corp. (b)	100,450
16,000	Intergraph Corp. (b)	503,840
12,400	International Rectifier Corp. (b)	484,592
12,000	Intersil Corp., Class A	279,000
5,000	Intuit, Inc. (b)	301,950
13,000	Jabil Circuit, Inc.	332,800
29,000	JDA Software Group, Inc. (b)	406,870
7,000	Kla-Tencor Corp.	290,990
9,000	LAM Research Corp. (b) (d)	419,580
11,000	MEMC Electronic Materials, Inc. (b) (d)	412,500
3,000	Microchip Technology, Inc.	100,650
25,000	Micron Technology, Inc. (b) (d)	376,500
6,000	Molex, Inc.	201,420
25,800	NCR Corp. (b) (d)	945,312
20,000	Novell, Inc. (b)	132,600
6,000	NVIDIA Corp. (b)	127,740
35,000	ON Semiconductor Corp. (b)	205,800
51,400	Paxar Corp. (b)	1,057,298
17,200	Progress Software Corp. (b)	402,652
11,968	SafeNet, Inc. (b)	212,073
37,300	Sandisk Corp. (b) (d)	1,901,554
32,000	Sybase, Inc. (b)	620,800
89,600	Symantec Corp. (b)	1,392,384
14,000	Symmetricom, Inc. (b)	98,980
7,500	THQ, Inc. (b)	162,000
20,700	Trimble Navigation Ltd. (b)	924,048
19,500	Varian Semiconductor Equipment Associates, Inc. (b)	635,895

		22,382,740

Telecommunications -- 0.6%
12,000	CenturyTel, Inc.	445,800
50,000	Sycamore Networks, Inc. (b)	203,000
9,000	Telus Corp.	363,420

		1,012,220

Utilities -- 6.1%
12,000	AGL Resources, Inc.	457,440
9,266	Allete, Inc.	438,745
15,500	Atmos Energy Corp.	432,605
8,000	Constellation Energy Group	436,160
34,800	Energy East Corp.	832,764
Shares or Principal Amount		Value

Common Stocks -- (Continued)

Utilities -- (Continued)
9,000	KeySpan Corp. (d)	$363,600
40,500	MDU Resources Group, Inc.	1,482,705
27,900	National Fuel Gas Co.	980,406
9,500	New Jersey Resources Corp.	444,410
45,500	Questar Corp. (d)	3,662,295

		9,531,130

Total Common Stocks (Cost $92,128,176)		149,703,406

Mutual Funds -- 1.7%

Exchange Traded Funds -- 1.7%
18,000	iShares S&P Midcap 400	1,373,220
9,000	MidCap SPDR Trust Series 1 Index Fund	1,254,960

Total Mutual Funds (Cost $1,506,600)		2,628,180

Cash Equivalent -- 3.3%

5,161,335	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	5,161,335

Total Cash Equivalent (Cost $5,161,335)		5,161,335

Short-Term Securities Held as Collateral for Securities Lending -- 21.1%

Mutual Funds -- 15.0%
$23,597,650	Institutional Money Market Trust Fund, 5.13% (e)	23,597,650

		23,597,650

Time Deposits -- 3.8%
4,114,043	KBC Bank, 5.281%, 7/3/06	4,114,043
1,876,477	Barclays Bank PLC, 5.280%, 7/3/06	1,876,477

		5,990,520

Variable Rate Obligations -- 2.3%
441,944	Morgan Stanley & Co, Inc. 5.372%., 7/10/06**	441,944
31,063	Sedina Finance, Inc., 5.292%, 1/25/07**	31,063
2,249,436	Bear Stearns & Co., Inc., 5.372%, 10/2/06**	2,249,436
881,844	Tango Financial Corp., 5.310%, 6/28/07**	881,844

		3,604,287

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $33,192,457)		33,192,457

Total Investments (Cost $131,988,568) (a) -- 121.1%		190,685,378

Liabilities in Excess of Other Assets -- (21.1)%		(33,199,704)

Net Assets -- 100.0%		$157,485,674

See Notes to Portfolio of Investments, page 46.

Huntington New Economy Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Industrials	17.6%
Consumer Discretionary	15.0%
Technology	13.4%
Health Care	12.7%
Financials	10.1%
Other Investments (Collateral for Securities Lending)	9.5%
Materials	9.3%
Energy	7.2%
Telecommunications	5.1%
Consumer Staples	4.8%
Cash[1]	3.6%
Utilities	1.1%
Liabilities in Excess of Other Assets	(9.4)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 96.3%

Consumer Discretionary -- 15.0%
31,070	AAR Corp. (b)	$690,686
28,500	Alderwoods Group, Inc. (b)	554,610
18,300	Alliance Atlantis Communications, Inc. (b)	534,360
2,200	Ambassadors Group, Inc.	63,536
10,260	Aon Corp. (d)	357,253
8,600	Autoliv, Inc.	486,502
6,100	AutoNation, Inc. (b)	130,784
4,800	Barnes & Noble, Inc.	175,200
1,900	Black & Decker Corp.	160,474
12,600	Brookfield Asset Management, Inc.	511,812
8,000	Burlington Northern Santa Fe Corp.	634,000
20,000	Casey's General Stores, Inc.	500,200
12,610	Cash America International, Inc.	403,520
34,800	Charming Shoppes, Inc. (b)	391,152
16,000	Circuit City Stores, Inc.	435,520
13,600	Coach, Inc. (b)	406,640
23,066	Donegal Group, Inc., Class A	447,711
899	Fidelity National Title Group, Inc., Class A	17,683
10,863	GameStop Corp. (b)	456,246
1,835	Harrah's Entertainment, Inc.	130,615
1,897	Host Hotels & Resorts, Inc. (d)	41,487
34,460	ICT Group, Inc. (b)	845,305
26,600	Innkeepers USA Trust	459,648
3,200	J.C. Penney Co., Inc.	216,032
15,000	Kendle International, Inc. (b)	550,950
3,200	Lennar Corp.	141,984
9,100	Longs Drug Stores Corp.	415,142
5,600	Nordstrom, Inc. (d)	204,400
17,150	SCPIE Holdings, Inc. (b)	398,738
2,200	Sears Holdings Corp. (b)	340,648
83,870	Spherion Corp. (b)	764,894
3,100	Starwood Hotels & Resorts Worldwide, Inc.	$187,054
6,250	Technical Olympic USA, Inc.	89,750
31,560	The Great Atlantic & Pacific Tea Co., Inc.	717,043
12,730	The Pantry, Inc. (b)	732,484
11,350	Trammell Crow Co. (b)	399,180
12,600	Vail Resorts, Inc. (b)	467,460
10,500	W.R. Berkley Corp.	358,365
3,500	YUM! Brands, Inc.	175,945
8,200	Zenith National Insurance Corp.	325,294

		15,320,307

Consumer Staples -- 4.8%
31,340	Archer-Daniels-Midland Co.	1,293,715
11,400	Chattem, Inc. (b)	346,218
16,600	Constellation Brands, Inc. (b)	415,000
15,600	CVS Corp.	478,920
18,000	Flowers Foods, Inc.	515,520
8,120	Reynolds American, Inc. (d)	936,236
48,360	Wild Oats Markets, Inc. (b)	947,856

		4,933,465

Energy -- 7.2%
9,600	Atwood Oceanics, Inc. (b)	476,160
13,300	Chesapeake Energy Corp. (d)	402,325
8,184	ConocoPhillips (d)	536,298
15,200	Edge Petroleum Corp. (b)	303,696
12,400	Grand Prideco, Inc. (b)	554,899
6,500	Helmerich & Payne, Inc.	391,690
569	Hugoton Royalty Trust	16,899
5,400	Hydril (b)	424,008
15,200	KCS Energy, Inc. (b)	451,440
2,165	Marathon Oil Corp.	180,345
3,200	Occidental Petroleum Corp.	328,160
12,600	Oil States International, Inc. (b)	$431,928
9,000	Remington Oil & Gas Corp. (b)	395,730
11,200	Todco, Class A	457,520
5,500	Transocean Sedco Forex, Inc. (b) (d)	441,760
6,500	Unit Corp. (b)	369,785
9,682	Valero Energy Corp.	644,046
3,175	Weatherford International, Inc. (b)	157,544
9,554	XTO Energy, Inc.	422,956

		7,387,189

Financials -- 10.1%
1,500	Advanta Corp., Class A	49,185
1,400	American Physicians Capital, Inc. (b)	73,626
25,200	American Real Estate Partners LP	1,028,159
3,700	Beverly Hills Bancorp, Inc.	35,594
12,000	Capital Corp. of the West	384,000
29,400	CB Richard Ellis Group, Inc. (b) (d)	732,060
9,600	CBL & Associates Properties, Inc.	373,728
18,000	Center Financial Corp.	425,520
23,950	CompuCredit Corp. (b)	920,638
13,100	Countrywide Credit Industries, Inc. (d)	498,848
11,200	Credicorp Ltd.	335,552
19,340	Felcor Lodging Trust, Inc.	420,452
5,142	Fidelity National Financial, Inc. (d)	200,281
5,100	First American Financial Corp.	215,577
6,150	First Republic Bancorp, Inc.	281,670
3,000	Golden West Financial Corp.	222,600
10,990	Intervest Bancshares Corp. (b)	445,095
9,800	Jones Lang LaSalle, Inc.	857,990
9,950	Nelnet, Inc. (b) (d)	403,473
13,800	Philadelphia Consolidated Holdings Corp. (b)	418,968
6,800	Progressive Corp.	174,828
1,400	Provident Financial Holdings, Inc.	42,000
1,600	Safety Insurance Group, Inc.	76,080
7,300	Shinhan Financial Group Co., Ltd. ADR	689,850
7,560	Sovereign Bancorp	153,544
1,400	Stancorp Financial Group, Inc.	71,274
1,400	Taylor Capital Group, Inc.	57,134
12,755	Wachovia Corp. (d)	689,790

		10,277,516

Health Care -- 12.7%
13,200	Aetna, Inc.	527,076
13,900	Alpharma, Inc., Class A	334,156
6,100	Becton, Dickinson & Co.	372,893
16,800	Biovail Corp.	393,288
17,200	Caremark Rx, Inc. (d)	857,764
12,400	Cerner Corp. (b)	460,164
20,900	Community Health Care, Inc. (b)	768,075
11,100	Coventry Health Care, Inc. (b)	609,834
12,600	Dade Behring Holdings, Inc.	524,664
11,700	DaVita, Inc. (b)	581,490
4,900	Dentsply International, Inc.	296,940
9,300	Genesis Healthcare Corp. (b)	440,541
1,000	Haemonetics Corp. (b)	$46,510
14,300	Humana, Inc. (b)	767,910
800	Intuitive Surgical, Inc.. (b) (d)	94,376
23,600	inVentiv Health, Inc. (b)	679,208
24,200	King Pharmaceuticals, Inc. (b)	411,400
39,600	Option Care, Inc.	474,408
11,000	Pediatrix Medical Group, Inc. (b)	498,300
7,000	Quest Diagnostics, Inc.	419,440
23,000	Sierra Health Services, Inc. (b)	1,035,690
28,000	Thoratec Corp. (b)	388,360
26,322	UnitedHealth Group, Inc.	1,178,699
10,800	Wellpoint, Inc. (b)	785,916

		12,947,102

Industrials -- 17.6%
1,900	Agrium, Inc.	44,118
5,400	Albany International Corp.	228,906
8,100	AMERCO (b)	815,346
13,230	Ameron International Corp.	886,674
2,250	Applied Industrial Tech, Inc.	54,698
76,720	ASE Test Ltd. (b)	696,618
18,600	Astec Industries, Inc. (b)	634,632
1,500	Aviall, Inc. (b)	71,280
11,800	Canadian Pacific Railway Ltd.	603,452
7,800	Chemed Corp.	425,334
10,800	Dollar Thrifty Automotive Group, Inc. (b)	486,756
9,100	DRS Technologies, Inc. (d)	443,625
15,500	FirstService Corp. (b)	412,920
8,300	Flowserve Corp. (b)	472,270
21,600	Gardner Denver, Inc. (b)	831,600
6,800	Genlyte Group, Inc. (b)	492,524
15,000	Hornbeck Offshore Services, Inc. (b)	532,800
1,000	IDEX Corp.	47,200
4,000	L-3 Communications Corp.	301,680
17,000	Laidlaw International, Inc.	428,400
20,400	Manitowoc Co.	907,799
16,200	McGrath Rentcorp	450,522
24,000	Mobile Mini, Inc. (b)	702,240
15,980	Norfolk Southern Corp.	850,456
3,300	PACCAR, Inc.	271,854
10,400	Precision Castparts Corp.	621,504
13,750	Shaw Group, Inc. (b)	382,250
8,200	Simpson Manufacturing Co., Inc. (d)	295,610
79,460	Staktek Holdings, Inc. (b)	386,176
5,600	Terex Corp. (b)	552,720
7,200	Timken Co.	241,272
21,810	Trinity Industries, Inc.	881,123
8,600	Universal Forest Products, Inc.	539,478
9,300	USG Corp. (b) (d)	678,249
7,700	Ventas, Inc.	260,876
8,400	Washington Group International, Inc.	448,056
11,000	West Corp. (b)	527,010

		17,908,028

Materials -- 9.3%
4,944	Barrick Gold Corp.	$146,342
25,900	Belden CDT, Inc.	855,995
19,360	Commercial Metals Co.	497,552
20,600	Encore Wire Corp. (b) (d)	740,364
30,200	General Cable Corp. (b)	1,057,001
3,100	INCO Ltd.	204,290
8,300	NS Group, Inc. (b)	457,164
14,330	Olympic Steel, Inc.	507,139
9,740	Oregon Steel Mills, Inc. (b)	493,428
8,000	Phelps Dodge Corp.	657,280
12,900	Pool Corp. (d)	562,827
9,000	Quanex Corp.	387,630
4,500	Reliance Steel & Aluminum Co.	373,275
2,300	Rio Tinto PLC ADR	482,333
9,600	RTI International Metals, Inc. (b)	536,064
5,000	Silgan Holdings, Inc.	185,050
5,900	Southern Copper Corp	525,867
76,700	Suntron Corp. (b)	110,448
32,380	Technitrol, Inc.	749,597

		9,529,646

Technology -- 13.4%
11,900	Ansys, Inc. (b)	569,058
30,200	Apple Computer, Inc. (b)	1,725,025
93,710	Ariba, Inc. (b)	771,233
58,600	Arris Group, Inc. (b)	768,832
38,360	CalAmp Corp. (b)	341,020
27,660	Commscope, Inc. (b)	869,077
10,800	EMC Corp. (b)	118,476
15,160	Hewlett Packard Co.	480,269
72,080	iGATE Corp. (b)	460,591
14,000	Intergraph Corp. (b)	440,860
21,100	Internet Security, Inc. (b)	397,735
11,600	Itron, Inc. (b)	687,416
5,600	Jabil Circuit, Inc.	143,360
19,000	Komag, Inc. (b)	877,420
12,200	NCR Corp. (b) (d)	447,008
36,800	NVIDIA Corp. (b)	783,472
42,600	Radiant Systems, Inc. (b)	450,282
200,980	Safeguard Scientifics, Inc. (b)	434,117
22,000	SBA Communications Corp. (b)	575,080
40,160	Stellent, Inc.	383,528
32,540	Sykes Enterprises, Inc. (b)	525,846
33,450	TALX Corp.	731,552
50,670	TTM Technologies, Inc. (b)	733,195
42,800	Viscount Systems, Inc. (b)	15,836

		13,730,288

Telecommunications -- 5.1%
12,500	America Movil SA de CV ADR, Series L	415,750
26,097	American Tower Corp., Class A (b)	812,139
912	Embarq Corp. (b)	37,383
174,910	Optical Communication Products, Inc. (b)	351,569
Shares or Principal Amount		Value

Common Stocks -- (Continued)

Telecommunications -- (Continued)
64,390	Qwest Communications International, Inc. (b) (d)	$520,915
18,252	Sprint Corp.	364,857
5,000	Telephone & Data Systems, Inc.	207,000
5,000	Telephone & Data Systems, Inc. Special Shares	194,500
12,400	Telus Corp.	500,712
25,050	Time Warner Telecom, Inc. Class A (b)	371,993
84,720	Tollgrade Communications, Inc. (b)	821,784
58,500	UbiquiTel, Inc. (b)	604,890

		5,203,492

Utilities -- 1.1%
25,000	AES Corp. (b)	461,250
17,000	Allegheny Energy, Inc. (b)	630,190

		1,091,440

Total Common Stocks (Cost $73,336,999)		98,328,473

Cash Equivalent -- 3.6%

3,699,459	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	3,699,459

Total Cash Equivalent (Cost $3,699,459)		3,699,459

Short-Term Securities Held as Collateral for Securities Lending -- 9.5%

Mutual Funds -- 7.2%
$7,372,778	Institutional Money Market Trust Fund, 5.13% (e)	7,372,778

		7,372,778

Time Deposits -- 1.9%
1,324,256	KBC Bank, 5.281%, 7/3/06	1,324,256
651,429	Barclays Bank PLC, 5.280%, 7/3/06	651,429

		1,975,685

Variable Rate Obligations -- 0.3%
347,927	CitiGroup, 5.382%, 8/25/06*	347,927

		347,927

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $9,696,390)		9,696,390

Total Investments (Cost $86,732,848) (a) -- 109.4%		111,724,322

Liabilities in Excess of Other Assets -- (9.4)%		(9,639,922)

Net Assets -- 100.0%		$102,084,400

See Notes to Portfolio of Investments, page 46.

Huntington Rotating Markets Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

United States of America	49.3%
Europe	34.1%
Asia	9.7%
Cash[1]	5.0%
Canada	1.9%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares
		Value

Mutual Funds -- 95.0%

17,963	DIAMONDS Trust Series I	$2,007,725
34,320	iShares Dow Jones Select Dividend Index Fund	2,164,219
7,000	iShares Dow Jones U.S. Financial Sector Index Fund	728,490
79,656	iShares EAFE Index Fund	5,194,367
30,150	iShares MSCI Canada Index Fund	716,063
48,843	iShares MSCI EMU Index Fund	4,308,929
12,200	iShares MSCI France Index Fund	366,366
15,100	iShares MSCI Germany Index Fund	346,243
20,286	iShares MSCI Hong Kong Index Fund	274,267
25,783	iShares MSCI Italy Index Fund	754,153
80,500	iShares MSCI Japan Index Fund	1,098,020
4,900	iShares MSCI Pacific ex-Japan Index Fund	525,770
80,691	iShares MSCI United Kingdom Index Fund	1,698,546
62,513	iShares Russell 1000 Index Fund	4,318,398
14,134	iShares Russell 3000 Value Index Fund	1,348,101
17,547	iShares Russell Midcap Value Index Fund	2,319,187
8,635	iShares S&P Europe 350 Index Fund	$788,548
15,700	iShares S&P Global 100 Index Fund	1,040,753
17,016	iShares S&P Small Cap 600 Index Fund	1,053,120
11,900	iShares U.S. Energy Sector Index Fund	1,146,803
23,125	MidCap SPDR Trust Series 1 Index Fund	3,224,550
48,400	Rydex S&P Equal Weight Index Fund	2,078,780

Total Mutual Funds (Cost $30,619,364)		37,501,398

Cash Equivalent -- 5.0%

1,980,982	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	1,980,982

Total Cash Equivalent (Cost $1,980,982)		1,980,982

Total Investments (Cost $32,600,346) (a) -- 100.0%		39,482,380

Liabilities in Excess of Other Assets -- 0.0%		(9,660)

Net Assets -- 100.0%		$39,472,720

See Notes to Portfolio of Investments, page 46.

Huntington Situs Small Cap Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Industrials	17.1%
Technology	14.9%
Energy	13.6%
Consumer Discretionary	13.2%
Health Care	10.6%
Financials	9.4%
Materials	8.4%
Other Investments (Collateral for Securities Lending)	6.7%
Cash[1]	6.0%
Consumer Staples	4.7%
Utilities	2.4%
Telecommunications	0.5%
Liabilities in Excess of Other Assets	(7.5)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks -- 94.8%

Australia -- 0.4%
Industrials -- 0.4%
25,000	Orica Ltd.	$443,696

Cayman Islands -- 3.0%
Consumer Discretionary -- 3.0%
20,000	Garmin Ltd.	2,108,800
52,800	Scottish RE Group Ltd.	880,704

		2,989,504

Chile -- 0.2%
Materials -- 0.2%
2,400	Sociedad Quimica y Minera de Chile SA ADR	249,936

Denmark -- 0.7%
Energy -- 0.3%
10,500	Vestas Wind Systems A/S (b)	287,215

Health Care -- 0.4%
6,800	Novozymes A/S, Class B	459,475

		746,690

Finland -- 0.8%
Industrials -- 0.8%
9,100	Cargotec Corp., Class B	398,602
9,400	Kone Oyj, Class B	390,705

		789,307

Germany -- 1.3%
Consumer Staples -- 0.8%
10,000	Douglas Holding AG	461,685
3,867	Fielmann AG	367,056

		828,741

Health Care -- 0.5%
12,700	Stada Arzneimittel AG	505,453

		1,334,194

Hong Kong -- 0.6%
Consumer Discretionary -- 0.6%
91,000	Television Broadcasts Ltd.	$562,444

Ireland -- 0.5%
Consumer Staples -- 0.5%
25,000	Kerry Group PLC	537,139

Italy -- 0.5%
Energy -- 0.5%
22,200	Saipem SPA	505,087

Japan -- 1.5%
Consumer Discretionary -- 0.0%
90	Hokuto Corp.	1,467

Consumer Staples -- 0.1%
14,000	Fuji Oil Co. Ltd.	134,102

Health Care -- 0.8%
33,000	Tanabe Seiyaku Co. Ltd.	406,083
10,900	Terumo Corp.	363,905

		769,988

Industrials -- 0.3%
13,600	Sato Corp.	314,386

Technology -- 0.3%
32,000	Furuno Electric Co. Ltd.	340,080

		1,560,023

Singapore -- 0.5%
Consumer Staples -- 0.5%
74,000	Asia Pacific Breweries Ltd.	509,732

Spain -- 0.6%
Technology -- 0.6%
23,000	Prosegur Compania de Seguridad SA	573,588

Sweden -- 0.6%
Consumer Discretionary -- 0.6%
28,000	Haldex AB	$603,255

Switzerland -- 0.5%
Consumer Staples -- 0.5%
22	Lindt & Spruengli AG	460,268

United Kingdom -- 1.0%
Consumer Staples -- 0.4%
31,188	Bunzl PLC	356,093

Technology -- 0.6%
179,000	Halma PLC	654,499

		1,010,592

United States -- 82.1%
Consumer Discretionary -- 9.0%
30,000	AnnTaylor Stores Corp. (b)	1,301,400
49,900	Audiovox Corp., Class A (b)	681,634
54,050	Brunswick Corp.	1,797,162
10,500	Columbia Sportswear Co. (b)	475,230
17,050	Fossil, Inc. (b)	307,071
5,362	MDC Holdings, Inc.	278,449
14,200	Polo Ralph Lauren Corp.	779,580
13,850	RENT-A-CENTER, Inc. (b)	344,311
57,000	ScanSource, Inc. (b)	1,671,240
7,200	Thor Industries, Inc.	348,840
45,600	Urban Outfitters, Inc. (b) (d)	797,544
21,900	West Marine, Inc. (b)	295,212

		9,077,673

Consumer Staples -- 1.9%
37,977	Fresh Del Monte Produce, Inc. (d)	655,863
40,500	Performance Food Group Co. (b)	1,230,390

		1,886,253

Energy -- 12.8%
7,000	Atwood Oceanics, Inc. (b)	347,200
21,700	CARBO Ceramics, Inc. (d)	1,066,121
60,200	Denbury Resources, Inc. (b)	1,906,534
5,600	Dril-Quip, Inc. (b)	461,664
51,500	Headwaters, Inc. (b) (d)	1,316,340
13,200	Houston Exploration Co. (b)	807,708
1,463	Hugoton Royalty Trust	43,451
16,500	Hydril Co. (b)	1,295,580
26,400	Newfield Exploration Co. (b) (d)	1,292,016
12,000	Oceaneering International, Inc. (b)	550,200
20,000	Pacific Ethanol, Inc. (b) (d)	462,400
26,000	Remington Oil & Gas Corp. (b)	1,143,220
7,000	Swift Energy Co. (b)	300,510
16,500	Veritas DGC, Inc. (b)	851,070
24,554	XTO Energy, Inc.	1,087,006

		12,931,020

Financials -- 9.4%
27,600	Arch Capital Group Ltd. (b)	1,641,096
35,000	Bancshares of Florida, Inc. (b)	770,000
13,204	BB&T Corp. (b)	549,154
15,800	CBL & Associates Properties, Inc.	615,094
55,400	Colonial Bancgroup, Inc.	1,422,672
37,300	Cullen/Frost Bankers, Inc.	2,137,290
8,000	Healthcare Realty Trust, Inc.	254,800
10,900	HRPT Properties Trust	$126,004
10,841	SCBT Financial Corp.	386,482
14,488	TD Banknorth, Inc.	426,672
18,800	WSFS Financial Corp.	1,155,260

		9,484,524

Health Care -- 8.9%
70,000	Albany Molecular Research (b)	747,600
18,500	Bio-Rad Laboratories, Inc., Class A (b)	1,201,390
47,600	Cerner Corp. (b)	1,766,436
43,700	Edwards Lifesciences Corp. (b) (d)	1,985,291
30,000	Kindred Healthcare, Inc. (b)	780,000
53,100	Mentor Corp.	2,309,850
9,300	Par Pharmaceutical, Inc. (b)	171,678

		8,962,245

Industrials -- 15.6%
10,000	Alliant Techsystems, Inc. (b)	763,500
20,000	American Woodmark Corp.	700,800
51,000	Armor Holdings, Inc. (b)	2,796,330
8,600	Banta Corp.	398,438
16,900	CDI Corp.	490,100
45,000	ElkCorp	1,249,650
40,000	Jacobs Engineering Group, Inc. (b)	3,185,599
32,400	Precision Castparts Corp.	1,936,224
10,000	Ryder System, Inc. (d)	584,300
12,700	Timken Co.	425,577
41,400	Universal Forest Products, Inc.	2,597,022
28,750	Werner Enterprises, Inc.	582,763

		15,710,303

Materials -- 8.2%
17,000	Albemarle Corp.	813,960
20,000	Commercial Metals Co.	514,000
48,900	Florida Rock Industries	2,428,863
10,850	Quanex Corp.	467,310
38,500	RTI International Metals, Inc. (b)	2,149,840
27,300	Steel Technologies, Inc.	530,712
33,000	The Scotts Co., Class A	1,396,560

		8,301,245

Technology -- 13.4%
27,000	Black Box Corp.	1,034,910
23,000	Compuware Corp. (b)	154,100
27,000	eSPEED, Inc., Class A (b)	224,910
47,000	Global Imaging Systems, Inc. (b)	1,940,160
30,300	Hutchinson Technology, Inc. (b)	655,389
39,150	Imation Corp.	1,607,108
48,200	Intergraph Corp. (b)	1,517,818
60,600	Methode Electronics, Inc.	636,906
50,000	Red Hat, Inc. (b) (d)	1,170,000
60,900	Standard Microsystems Corp. (b)	1,329,447
30,000	StarTek, Inc.	448,500
13,144	Tektronix, Inc.	386,696
57,900	Transaction Systems Architects, Inc. (b)	2,413,851

		13,519,795

Telecommunications -- 0.5%
39,000	General Communication, Inc., Class A (b)	$480,480

Utilities -- 2.4%
29,900	Hawaiian Electric Industries, Inc.	834,509
10,100	Northwest Natural Gas Co.	374,003
50,500	UGI Corp.	1,243,310

		2,451,822

		82,805,360

Total Common Stocks (Cost $70,908,490)		95,680,815

Cash Equivalent -- 6.0%

6,083,060	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	6,083,060

Total Cash Equivalent (Cost $6,083,060)		6,083,060

Principal Amount		Value

Short-Term Securities Held as Collateral for Securities Lending -- 6.7%

Mutual Funds -- 4.8%
$4,894,249	Institutional Money Market Trust Fund, 5.13% (e)	$4,894,249

		4,894,249

Time Deposits -- 1.3%
432,436	Barclays Bank PLC, 5.280%, 7/3/06	432,436
913,681	KBC Bank, 5.281%, 7/3/06	913,681

		1,346,117

Variable Rate Obligations -- 0.5%
551,132	Tango Financial Corp., 5.310%, 6/28/07*	551,132

		1,897,249

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,791,498)		6,791,498

Total Investments (Cost $83,783,048) (a) -- 107.5%		108,555,373

Liabilities in Excess of Other Assets -- (7.5)%		(7,555,796)

Net Assets -- 100.0%		$100,999,577

See Notes to Portfolio of Investments, page 46.

Huntington Fixed Income Securities Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Corporate Bonds	37.7%
U.S. Treasury Obligations	30.0%
U.S. Government Agencies	27.3%
Other Investments (Collateral for Securities Lending)	9.8%
Preferred Stocks	2.5%
Cash[1]	0.9%
U.S. Government Mortgage Backed Agencies	0.7%
Liabilities in Excess of Other Assets	(8.9)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds -- 37.7%

Consumer Discretionary -- 6.2%
$1,000,000	American International Group, 6.250%, 5/1/36 (c)	$958,430
1,000,000	Carlisle Cos., Inc., 7.250%, 1/15/07	1,004,034
1,000,000	E.W. Scripps Co., 6.625%, 10/15/07	1,004,146
1,500,000	Hanson PLC, 7.875%, 9/27/10	1,603,503
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	922,260
2,000,000	Metlife, Inc., 5.700%, 6/15/35	1,784,100
1,000,000	Philips Electronics NV, 8.375%, 9/15/06	1,004,967
2,500,000	Tandy Corp., 6.950%, 9/1/07	2,517,735

		10,799,175

Consumer Staples -- 0.6%
1,000,000	The Reynold & Reynolds Co., 7.000%, 12/15/06	996,168

Energy -- 1.3%
1,300,000	Gulf Power Co., 4.900%, 10/1/14	1,219,347
1,000,000	Kinder Morgan Energy Partners, 6.800%, 3/1/08	1,002,456

		2,221,803

Financials -- 13.9%
2,000,000	American General Finance Corp., 4.625%, 5/15/09	1,941,710
1,000,000	First Tennessee Bank, 6.400%, 4/1/08	1,009,990
2,000,000	General Electric Global Insurance Holdings Corp., 7.500%, 6/15/10	2,113,902
1,000,000	Household Financial Corp., 5.750%, 1/30/07	1,000,886
2,000,000	HSBC Finance Corp., 5.625%, 6/15/20	1,808,918
1,000,000	Key Bank, 4.412%, 3/18/08	981,205
3,000,000	Lehman Brothers Holdings, 7.000%, 2/1/08	3,056,115
3,000,000	MBNA America Bank Corp. N.A., 7.125%, 11/15/12	3,202,406
$1,000,000	Metlife, Inc., 5.000%, 11/24/13	$940,765
1,000,000	Morgan Stanley Dean Witter & Co., 6.750%, 10/15/13	1,034,428
1,180,000	Protective Life Insurance Trust, 4.000%, 10/7/09	1,134,201
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	1,962,920
3,000,000	Salomon Smith Barney Holdings Co., 6.500%, 2/15/08	3,040,752
1,000,000	SunAmerica, Inc., 6.750%, 10/1/07	1,010,656

		24,238,854

Health Care -- 2.7%
1,400,000	Allegiance Corp., 7.300%, 10/15/06	1,405,205
1,000,000	Washington Mutual Bank, 5.950%, 5/20/13	988,407
2,500,000	Wellpoint, Inc., 4.250%, 12/15/09	2,384,560

		4,778,172

Industrials -- 3.7%
1,000,000	Atchison Topeka & Santa Fe Railroad, 6.550%, 7/1/06	1,000,000
1,000,000	Cooper Industries, Inc., 5.250%, 7/1/07	990,960
2,460,000	Thermo Electron Corp., 7.625%, 10/30/08	2,545,497
2,080,000	Union Pacific Corp., 5.214%, 9/30/14	1,979,994

		6,516,451

Real Estate Investment Trusts -- 4.8%
1,045,000	Avalon Properties, 6.875%, 12/15/07	1,058,110
1,500,000	CPG Partners LP, 3.500%, 3/15/09	1,417,799
2,000,000	Duke Realty LP, 3.500%, 11/1/07	1,940,618
1,000,000	MACK-CALI Realty LP, 7.750%, 2/15/11	1,063,313
1,949,000	Simon Property Group LP, 6.875%, 11/15/06	1,955,782
$1,000,000	Weingarten Realty Investment, 7.350%, 7/20/09	$1,052,368

		8,487,990

Technology -- 1.1%
2,000,000	Oracle Corp., 5.250%, 1/15/16	1,873,020

Telecommunications -- 0.6%
1,000,000	Alltel Ohio LP, 8.000%, 8/15/10 (c)	1,071,401

Utilities -- 2.8%
1,000,000	Atlantic City Electric Co., 6.750%, 5/12/08	1,015,337
1,000,000	Cincinnati Gas & Electric Co., 6.400%, 4/1/08	1,008,464
1,000,000	Cinergy Global Resources, 6.200%, 11/3/08 (c)	1,008,030
1,000,000	CLECO Corp., 6.520%, 5/15/09	1,010,908
1,000,000	Union Light, Heat & Power Co., 6.200%, 3/10/36 (c)	945,746

		4,988,485

Total Corporate Bonds (Cost $67,056,363)		65,971,519

U.S. Treasury Obligations -- 30.0%

U.S. Treasury Bonds -- 9.1%
2,000,000	8.750%, 8/15/20	2,678,438
2,000,000	7.125%, 2/15/23	2,392,812
2,000,000	6.000%, 2/15/26	2,166,406
4,000,000	6.750%, 8/15/26 (d)	4,705,624
1,500,000	5.250%, 11/15/28	1,492,968
2,500,000	5.375%, 2/15/31 (d)	2,543,165

		15,979,413

U.S. Treasury Notes -- 20.9%
2,750,000	3.125%, 10/15/08	2,631,192
5,000,000	5.750%, 8/15/10 (d)	5,122,850
1,500,000	4.500%, 11/15/10 (d)	1,465,196
5,000,000	4.250%, 8/15/13	4,743,750
2,500,000	4.250%, 11/15/13 (d)	2,365,820
9,000,000	2.000%, 7/15/14	9,264,926
5,000,000	7.500%, 11/15/16 (d)	5,914,059
4,500,000	6.125%, 8/15/29 (d)	5,003,438

		36,511,231

Total U.S. Treasury Obligations (Cost $53,188,796)		52,490,644

U.S. Government Agencies -- 27.3%

Federal Farm Credit Bank -- 2.2%
2,000,000	3.625%, 7/28/08	1,928,844
2,000,000	5.430%, 10/24/12	1,953,386

		3,882,230

Federal Home Loan Bank -- 11.9%
4,000,000	3.125%, 8/15/07	3,897,360
3,000,000	3.375%, 10/5/07	2,923,011
4,000,000	3.500%, 11/15/07	3,895,484
3,000,000	4.375%, 6/8/12	2,826,795
3,000,000	5.375%, 6/14/13	2,976,465
4,500,000	5.000%, 12/21/15	4,322,907

		20,842,022

Federal Home Loan Mortgage Corporation -- 12.1%
$3,000,000	3.000%, 5/21/07	$2,934,993
5,000,000	5.125%, 4/18/08	4,969,460
2,000,000	3.640%, 8/12/08	1,928,234
1,500,000	4.125%, 11/18/09	1,439,256
1,000,000	4.000%, 12/15/09	954,697
4,000,000	6.480%, 12/5/11	4,181,420
900,000	4.500%, 7/16/13	839,755
3,000,000	5.500%, 3/28/16	2,933,229
1,000,000	5.200%, 3/5/19	938,095

		21,119,139

Federal National Mortgage Association -- 1.1%
2,000,000	3.000%, 7/16/13	1,971,822

Total U.S. Government Agencies (Cost $48,763,470)		47,815,213

Preferred Stocks -- 2.5%

Financials -- 1.9%
20,000	ABN AMRO Capital Funding Trust V, 5.900%	435,200
30,000	Bank of New York Capital V, 5.950%, Series F	677,400
25,000	CitiGroup Capital Trust VIII, 6.950%	616,500
20,000	Merrill Lynch & Co. Capital Trust III, 7.000%	497,400
10,000	Royal Bank of Scotland Group PLC, 6.350%, Series N	236,500
6,300	SLM Corp., 6.000%	136,584
10,000	Suntrust Capital IV, 7.125%	247,300
18,000	Wells Fargo Capital Trust II, 7.000%	446,940

		3,293,824

Real Estate Investment Trusts -- 0.3%
26,100	Public Storage, Series F, 6.45%	585,945

Utilities -- 0.3%
20,000	BGE Capital Trust II, 6.200%	449,000

Total Preferred Stocks (Cost $4,470,018)		4,328,769

U.S. Government Mortgage Backed Agencies -- 0.7%

Federal Home Loan Mortgage Corporation -- 0.5%
567,097	Pool # 254403, 6.000%, 8/1/17	569,264
311,141	Pool # 599630, 6.500%, 8/1/16	315,627

		884,891

Government National Mortgage Association -- 0.2%
229,381	Pool # 345128, 6.500%, 1/15/24	232,715
65,893	Pool # 352982, 7.500%, 5/15/24	68,938
6,533	Pool # 363175, 7.000%, 11/15/08	6,607
32,661	Pool # 372962, 7.000%, 3/15/24	33,701
28,826	Pool # 373015, 8.000%, 6/15/24	30,575
38,839	Pool # 383488, 7.000%, 2/15/09	39,474

		412,010

Total U.S. Government Mortgage Backed Agencies (Cost $1,300,661)		1,296,901

Shares or Principal Amount		Value

Cash Equivalent -- 0.9%

1,662,358	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	$1,662,358

Total Cash Equivalent (Cost $1,662,358)		1,662,358

Short-Term Securities Held as Collateral for Securities Lending -- 9.8%

Mutual Funds -- 9.6%
$16,797,805	Institutional Money Market Trust Fund, 5.13% (e)	16,797,805

		16,797,805

Principal Amount		Value

Short-Term Securities Held as Collateral for Securities Lending -- (Continued)

Time Deposits -- 0.2%
$290,574	KBC Bank, 5.281%, 7/3/06	$290,574
145,287	Barclays Bank PLC, 5.280%, 7/3/06	145,287

		435,860

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $17,233,665)		17,233,665

Total Investments (Cost $193,675,331) (a) -- 108.9%		190,799,069

Liabilities in Excess of Other Assets -- (8.9)%		(15,603,355)

Net Assets -- 100.0%		$175,195,714

See Notes to Portfolio of Investments, page 46.

Huntington Intermediate Government Income Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

U.S. Government Agencies	50.8%
U.S. Government Mortgage Backed Agencies	35.9%
U.S. Treasury Notes	11.7%
Cash[1]	0.9%
Other Investments (Collateral for Securities Lending)	0.7%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Agencies -- 50.8%

Federal Farm Credit Bank -- 6.2%
$1,000,000	5.750%, 1/18/11	$1,011,855
1,000,000	5.375%, 7/18/11	995,057
2,000,000	4.900%, 3/17/14	1,901,830
2,000,000	4.990%, 1/28/15	1,888,976
1,000,000	4.875%, 12/16/15	951,599

		6,749,317

Federal Home Loan Bank -- 15.7%
2,000,000	0.000%, 7/6/06	1,998,600
3,000,000	4.000%, 7/13/07	2,952,453
2,000,000	5.985%, 4/9/09	2,031,322
1,500,000	3.875%, 8/14/09	1,434,030
1,000,000	4.000%, 7/8/11	934,371
3,000,000	5.375%, 6/14/13	2,976,465
2,000,000	4.375%, 2/13/15	1,844,780
2,000,000	4.750%, 9/11/15	1,878,478
1,000,000	5.000%, 12/21/15	960,646

		17,011,145

Federal Home Loan Mortgage Corporation -- 20.4%
1,000,000	3.250%, 1/28/08	966,649
2,000,000	3.000%, 5/13/08	1,913,356
1,000,000	5.400%, 2/28/11	989,713
2,000,000	6.000%, 6/15/11	2,042,788
2,000,000	4.375%, 11/9/11	1,896,446
2,000,000	4.250%, 5/22/13	1,856,248
1,500,000	5.162%, 12/16/13	1,451,537
1,000,000	4.500%, 4/2/14	928,174
2,000,000	5.000%, 11/13/14	1,908,136
3,000,000	5.000%, 3/2/15	2,862,111
2,000,000	5.400%, 2/1/16	1,927,106
3,500,000	5.200%, 3/5/19	3,283,332

		22,025,596

Federal National Mortgage Association -- 8.5%
2,000,000	2.810%, 9/28/06	1,987,176
1,000,000	3.500%, 12/28/06	990,225
2,000,000	3.410%, 8/30/07	1,952,516
$2,000,000	5.250%, 3/24/15	$1,929,920
2,500,000	5.000%, 4/26/17	2,331,930

		9,191,767

Total U.S. Government Agencies (Cost $56,785,486)		54,977,825

U.S. Government Mortgage Backed Agencies -- 35.9%

Federal Home Loan Mortgage Corporation -- 16.8%
999,298	Pool # 1G0865, 4.921%, 7/1/35	967,212
3,504,831	Pool # 972190, 5.317%, 11/1/35	3,430,441
1,383,977	Pool # C90699, 5.000%, 8/1/23	1,314,878
563,741	Pool # E01184, 6.000%, 8/1/17	564,811
731,258	Pool # G08005, 5.500%, 8/1/34	704,221
561,146	Pool # M80773, 5.000%, 10/1/09	549,063
976,929	Pool # M81004, 5.000%, 1/1/13	953,112
1,000,000	Series 2003-32, Class KB, 5.000%, 3/25/17	979,751
1,162,139	Series 2555, Class B, 4.250%, 1/15/18	1,106,761
2,500,000	Series 2571, Class VP, 5.500%, 7/15/21	2,403,055
1,000,000	Series 2670, Class QP, 4.000%, 2/15/27	958,248
977,986	Series 2976, Class HP, 4.500%, 1/15/33	931,214
1,716,521	Series 3046, Class YA, 5.000%, 2/15/19	1,622,303
790,414	Series R002, Class AH, 4.750%, 7/15/15	766,641
985,027	Series R007, Class AC, 5.875%, 5/15/16	981,723

		18,233,434

Federal National Mortgage Association -- 16.8%
$1,256,932	Pool # 254594, 5.500%, 1/1/33	$1,212,739
1,546,842	Pool # 254759, 4.500%, 6/1/18	1,465,463
687,935	Pool # 254911, 5.000%, 10/1/23	654,107
1,613,733	Pool # 255360, 5.000%, 8/1/24	1,530,437
1,766,322	Pool # 255767, 5.500%, 6/1/25	1,713,689
1,249,722	Pool # 255807, 5.500%, 8/1/20	1,226,921
1,939,505	Pool # 256116, 6.000%, 2/1/26	1,925,609
381,554	Pool # 647408, 5.000%, 10/1/17	368,315
1,844,081	Pool # 735224, 5.500%, 2/1/35	1,778,986
1,918,963	Pool # 783793, 6.000%, 7/1/34	1,892,532
789,170	Pool # 806715, 5.500%, 1/1/35	760,012
1,310,701	Pool # 807963, 5.000%, 1/1/35	1,229,118
705,367	Series 2003-108, Class HA, 5.000%, 1/25/27	691,783
1,384,888	Series 2003-11, Class BA, 5.500%, 8/25/32	1,359,102
363,943	Series 2003-16, Class CB, 4.000%, 2/25/33	337,077

		18,145,890

Government National Mortgage Association -- 2.3%
433,918	Pool # 2699, 6.000%, 1/20/29	430,422
531,549	Pool # 576456, 6.000%, 3/15/32	528,071
83,971	Series 2002-70, Class A, 6.000%, 8/20/32	83,838
1,500,000	Series 2003-100, Class VB, 5.500%, 1/20/23	1,447,407

		2,489,738

Total U.S. Government Mortgage Backed Agencies (Cost $40,393,126)		38,869,062

Principal Amount or Shares		Value

U.S. Treasury Notes -- 11.7%

$2,000,000	7.000%, 7/15/06	$2,000,782
1,000,000	6.500%, 10/15/06	1,003,281
2,000,000	6.125%, 8/15/07	2,018,046
2,000,000	3.375%, 11/15/08	1,921,406
1,000,000	5.000%, 8/15/11 (d)	996,992
2,000,000	4.250%, 11/15/14	1,880,938
1,000,000	1.875%, 7/15/15	982,969
2,000,000	4.500%, 2/15/16	1,902,812

Total U.S. Treasury Notes (Cost $13,023,354)		12,707,226

Cash Equivalent -- 0.9%

940,770	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	940,770

Total Cash Equivalent (Cost $940,770)		940,770

Short-Term Securities Held as Collateral for Securities Lending -- 0.7%

Mutual Funds -- 0.7%
780,938	Institutional Money Market Trust Fund, 5.13% (e)	780,938

		780,938

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $780,938)		780,938

Total Investments (Cost $111,923,674) (a) -- 100.0%		108,275,821

Liabilities in Excess of Other Assets -- 0.0%		(51,510)

Net Assets -- 100.0%		$108,224,311

See Notes to Portfolio of Investments, page 46.

Huntington Michigan Tax-Free Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

School Districts	57.3%
General Obligations	10.8%
Medical	9.6%
Facilities	9.3%
Water	6.1%
Higher Education	3.5%
Power	2.3%
Cash	0.4%
Other Assets in Excess of Liabilities	0.7%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds -- 98.9%

Michigan -- 96.2%
$475,000	Avondale, MI, School District, Building & Site, G.O., 5.250%, 5/1/18	$508,350

150,000	Big Rapids, MI, Public School District, G.O. (FSA Ins), 5.000%, 5/1/19	152,792

75,000	Bishop, MI, International Airport Authority Refunding, Series A, G.O., (AMBAC Ins), 5.100%, 12/1/18	77,684

800,000	Caledonia, MI, Community Schools, G.O., 5.250%, 5/1/15	836,199

50,000	Cedar Springs, MI, Public School District G.O., 4.800%, 5/1/11	50,825

400,000	Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/17	424,768

250,000	Chippewa Valley, MI, Schools, Building & Site, Series I, G.O., 5.375%, 5/1/18	265,480

100,000	Clarkston, MI, Community Schools, G.O., 5.000%, 5/1/16	105,545

300,000	Coopersville, MI, Area Public Schools, G.O., (MBIA Ins), 4.875%, 5/1/15	307,803

50,000	Dearborn, MI, School District, G.O., 5.000%, 5/1/18	51,652

65,000	Detroit, MI, City School District, Series B, G.O., (FGIC Ins), 5.000%, 5/1/19	66,925

250,000	Detroit, MI, Downtown Development Authority Tax Increment Revenue, Series A, (MBIA Ins), 4.650%, 7/1/10	255,288

300,000	Detroit, MI, School District, G.O., (FGIC Ins), 5.375%, 5/1/15	314,052

500,000	Detroit, MI, Water Supply Systems Revenue, Series A, (FGIC Ins), 5.000%, 7/1/13	525,854

$60,000	Dexter, MI, Community Schools, G.O., (FGIC Ins), 4.800%, 5/1/10	$60,926

30,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	32,346

60,000	Dowagiac, MI, School District, G.O., 5.500%, 5/1/16	64,402

150,000	Eastern Michigan University, MI, Refunding Revenue, (FGIC Ins), 5.800%, 6/1/12	163,901

150,000	Ecorse, MI, Public School District, G.O., (FSA Ins), 5.000%, 5/1/19	156,066

270,000	Ferndale, MI, Public Improvements Refunding, G.O., (FGIC Ins), 5.000%, 4/1/15	281,737

250,000	Forest Hills, MI, Public Schools, G.O., 5.250%, 5/1/13	261,313

45,000	Genesee County, MI, Building Authority, G.O. (MBIA Ins), 4.000%, 5/1/08	45,116

200,000	Genesee County, MI, Building Authority, G.O., (AMBAC Ins), 5.100%, 5/1/14	206,392

200,000	Godwin Heights, MI, Public Schools, G.O., 5.600%, 5/1/14	211,872

825,000	Grand Rapids & Kent County, MI, Building Authority, Series A, G.O., 5.000%, 12/1/19	863,378

25,000	Grand Rapids, MI, Community College, G.O. (FGIC Ins), 5.100%, 5/1/13	25,512

545,000	Grand Rapids, MI, Downtown Development Authority Tax Increment Revenue, (MBIA Ins), 6.600%, 6/1/08	545,714

$490,000	Greenville, MI, Public Schools Refunding G.O., (FSA Ins), 4.900%, 5/1/13	$497,120

100,000	Grosse Isle Township, MI, School District Refunding G.O. (FGIC Ins), 5.100%, 5/1/18	101,818

300,000	Hartland, MI, Consolidated School District Refunding, G.O., 5.050%, 5/1/18	309,549

500,000	Hartland, MI, Consolidated School District Refunding, G.O., 5.125%, 5/1/20	516,435

140,000	Huron Valley, MI, School District Refunding, G.O. (FGIC Ins), 5.000%, 5/1/18	142,303

150,000	Huron Valley, MI, School District, G.O., 5.250%, 5/1/17	158,700

50,000	Huron Valley, MI, School District, G.O., (FGIC Ins), 4.800%, 5/1/13	50,913

525,000	Jackson, MI, Downtown Development, G.O., (FSA Ins), 5.750%, 6/1/13	563,823

50,000	Kalamazoo, MI, Building Authority Revenue, (FSA Ins), 4.400%, 10/1/10	50,411

200,000	Kalamazoo, MI, City Schools District, Building & Site, G.O., (FSA Ins), 5.000%, 5/1/13	207,716

45,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue (MBIA Ins), 5.250%, 5/15/18	46,594

55,000	Kalamazoo, MI, Hospital Finance Authority Refunding Revenue, (MBIA Ins), 5.250%, 5/15/18	56,658

190,000	Kelloggsville, MI, Public School District Refunding, G.O., (FGIC Ins), 5.000%, 5/1/13	193,559

260,000	Kelloggsville, MI, Public School District Refunding, G.O., (FGIC Ins), 5.000%, 5/1/13	265,512

25,000	Kent County, MI, Building Authority, G.O., 4.800%, 6/1/16	25,591

90,000	Lake Orion, MI, Community School District Prerefunded, G.O., 4.800%, 5/1/15	93,795

835,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	863,456

165,000	Lake Orion, MI, Community School District Refunding, G.O., 5.000%, 5/1/18	173,658

$410,000	Lake Orion, MI, Community School District Unrefunded, G.O., 4.800%, 5/1/15	$422,989

140,000	Lakeview, MI, Public School District, G.O., 5.000%, 5/1/16	144,094

250,000	Lansing, MI, Board of Water & Light Revenue, Series A, 5.000%, 7/1/15	259,968

350,000	Lincoln, MI, Consolidated School District Refunding, G.O. (FSA Ins), 5.000%, 5/1/20	360,545

125,000	Madison, MI, Public School District Refunding, G.O., (FGIC Ins), 5.125%, 5/1/18	129,078

850,000	Michigan Municipal Bond Authority Refunding Revenue, 5.250%, 10/1/18	896,079

200,000	Michigan Municipal Building Authority Revenue, 5.000%, 6/1/15	209,804

500,000	Michigan Public Power Agency Refunding Revenue, (MBIA Ins), 5.250%, 1/1/15	534,940

50,000	Michigan State Building Authority Refunding Revenue, Series I (FSA Ins), 5.250%, 10/15/12	53,292

100,000	Michigan State Building Authority Revenue, Series I, 4.750%, 10/15/11	102,460

600,000	Michigan State Building Authority, Facilities Program Refunding Revenue, Series I, 5.125%, 10/15/15	620,676

10,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A (MBIA Ins), 6.000%, 5/15/14	10,602

45,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A, (FSA Ins), 5.000%, 8/15/13	46,535

40,000	Michigan State Hospital Finance Authority Refunding Revenue, Series A, (MBIA Ins), 5.000%, 2/15/18	40,564

100,000	Michigan State Hospital Finance Authority Revenue (AMBAC Ins), 5.500%, 1/1/16	102,808

850,000	Michigan State Hospital Finance Authority Revenue, (MBIA Ins), 5.000%, 11/15/17	880,719

$355,000	Michigan State Hospital Financing Authority Revenue, (MBIA Ins), 5.000%, 11/15/19	$366,782

250,000	Michigan State School Improvements, G.O., 4.800%, 12/1/11	254,933

100,000	Montabella, MI, Community School District, G.O., (FGIC Ins), 5.200%, 5/1/17	103,461

1,000,000	Mount Clemens, MI, Community School District Refunding, G.O., (FSA Ins), 5.000%, 5/1/18	1,039,699

10,000	Northwestern Community College, MI, Unrefunded, G.O., (FGIC Ins), 5.300%, 4/1/12	10,403

150,000	Novi, MI, Community School District, G.O., 5.125%, 5/1/18	155,591

500,000	Paw Paw, MI, Public School District, G.O., (FGIC Ins), 6.500%, 5/1/09	533,394

150,000	Petoskey, MI, Hospital Financing Authority Refunding Revenue, (MBIA Ins), 5.500%, 11/15/09	156,963

200,000	Plymouth-Canton, MI, Community School District Refunding, G.O., 5.250%, 5/1/15	213,306

250,000	Portage, MI, Public Schools, G.O., (FSA Ins), 4.500%, 5/1/14	252,028

100,000	Reeths-Puffer, MI, Schools Refunding, G.O., (FGIC Ins), 4.850%, 5/1/12	100,850

550,000	Saginaw Valley State University, MI, Prerefunded Revenue, 5.000%, 7/1/12	572,929

90,000	Saginaw Valley State University, MI, Unrefunded Revenue (AMBAC Ins), 5.000%, 7/1/12	93,506

65,000	South Lyon, MI, Community Schools, G.O., 4.250%, 5/1/10	65,682

1,175,000	South Lyon, MI, Community Schools, G.O., (MBIA Ins), 5.250%, 5/1/18	1,240,400

100,000	Stockbridge, MI, Community Schools, G.O., 5.150%, 5/1/13	104,354

Principal Amount or Shares		Value

Municipal Bonds -- (Continued)

Michigan -- (Continued)
$40,000	Three Rivers, MI, Community Schools, G.O., (FSA Ins), 4.900%, 5/1/13	$40,581

300,000	University of Michigan Refunding Revenue, Series A-1, 5.250%, 12/1/10	309,686

500,000	Van Buren County, MI, Sewage Disposal, G.O., (AMBAC Ins), 5.000%, 5/1/16	514,125

170,000	Walker, MI, Building Authority, G.O., (MBIA Ins), 5.200%, 5/1/14	177,701

100,000	Wayne County, MI, Public Improvements, G.O., 5.300%, 10/1/13	104,969

15,000	Wayne County, MI, Wayne Community College, G.O., (AMBAC Ins), 5.350%, 7/1/13	15,698

145,000	West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC Ins), 5.400%, 5/1/09	146,857

60,000	West Ottawa, MI, Public School District, Unrefunded, G.O., (FGIC Ins), 5.600%, 5/1/11	60,908

550,000	Western Ottawa, MI, Public School District Refunding, G.O., Series A, 5.375%, 5/1/13	588,972

250,000	Whiteford, MI, Agricultural School District, G.O., 5.000%, 5/1/15	261,403

50,000	Woodhaven-Brownstown, MI, School District, G.O., 5.125%, 5/1/14	52,945

		22,912,130

Total Municipal Bonds (Cost $23,601,366)		23,532,782

Cash Equivalent -- 0.4%
102,604	Fidelity Institutional Tax-Exempt Fund, 3.72%**	102,604

Total Cash Equivalent (Cost $102,604)		102,604

Total Investments (Cost $23,703,970) (a) -- 99.3%		23,635,386

Other Assets in Excess of Liabilities -- 0.7%		154,922

Net Assets -- 100.0%		$23,790,308

See Notes to Portfolio of Investments, page 46.

Huntington Mortgage Securities Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

U.S. Government Mortgage Backed Agencies	82.3%
Real Estate Investment Trusts	8.7%
U.S. Government Agencies	6.9%
Cash[1]	1.8%
Other Investments (Collateral for Securities Lending)	1.6%
Liabilities in Excess of Other Assets	(1.3)%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

U.S. Government Mortgage Backed Agencies -- 82.3%

Federal Home Loan Bank -- 1.1%
$936,870	Series Z2-2013, Class A, 4.800%, 2/25/13	$944,899

Federal Home Loan Mortgage Corporation -- 30.8%
999,298	Pool # 1G0865, 4.921%, 7/1/35	967,524
1,452,280	Pool # A15284, 5.500%, 10/1/33	1,401,509
444,576	Pool # C00730, 6.000%, 3/1/29	440,001
165,763	Pool # C90237, 6.500%, 11/1/18	168,066
1,054,543	Pool # C90779, 5.000%, 1/1/24	1,002,222
1,162,626	Pool # C90859, 5.500%, 10/1/24	1,130,465
476,626	Pool # E96459, 5.000%, 5/1/18	459,978
1,462,517	Pool # G08005, 5.500%, 8/1/34	1,408,899
1,639,879	Pool # M80916, 4.000%, 5/1/11	1,572,057
632,264	Pool # M80927, 5.000%, 7/1/11	615,611
1,654,723	Pool # M80977, 5.500%, 5/1/12	1,638,586
976,929	Pool # M81004, 5.000%, 1/1/13	953,417
245,168	REMIC Series 2399, Class EC, 5.500%, 1/15/09	242,191
1,000,000	REMIC Series 2543, Class PQ, 5.500%, 4/15/22	969,006
2,000,000	REMIC Series 2553, Class AE, 5.500%, 9/15/29	1,980,011
1,339,233	REMIC Series 2584, Class LE, 4.000%, 12/15/13	1,244,341
527,949	Series 1994-23, Class PK, 6.000%, 5/25/10	529,360
1,000,000	Series 2003-53, Class JL, 5.000%, 12/25/31	938,115
583,561	Series 2548, Class HA, 4.500%, 1/15/10	572,966
1,000,000	Series 2571, Class VP, 5.500%, 7/15/21	961,847
2,000,000	Series 2780, Class QC, 4.500%, 3/15/17	1,925,044
977,986	Series 2976, Class HP, 4.500%, 1/15/33	931,825
1,826,342	Series 3002, Class CA, 5.000%, 7/15/35	1,763,831
$1,716,521	Series 3046, Class YA, 5.000%, 2/15/19	$1,622,303
790,414	Series R002, Class AH, 4.750%, 7/15/15	767,135

		26,206,310

Federal National Mortgage Association -- 47.3%
1,143,172	Pool # 254442, 5.500%, 9/1/17	1,124,609
666,555	Pool # 254486, 5.000%, 9/1/17	643,635
888,206	Pool # 254720, 4.500%, 5/1/18	841,755
928,105	Pool # 254759, 4.500%, 6/1/18	879,568
969,517	Pool # 254831, 5.000%, 8/1/23	922,146
1,981,296	Pool # 254908, 5.000%, 9/1/23	1,884,490
1,813,521	Pool # 254911, 5.000%, 10/1/23	1,724,913
590,570	Pool # 254955, 4.000%, 10/1/10	560,908
784,949	Pool # 255320, 5.000%, 7/1/24	744,678
2,548,852	Pool # 255711, 5.500%, 4/1/25	2,473,696
2,424,381	Pool # 256116, 6.000%, 2/1/26	2,407,771
918,644	Pool # 357771, 5.000%, 5/1/25	870,348
319,926	Pool # 602879, 6.000%, 11/1/31	316,360
792,050	Pool # 663808, 5.000%, 11/1/17	764,815
984,784	Pool # 684488, 5.000%, 12/1/17	950,922
1,260,619	Pool # 693256, 5.000%, 4/1/18	1,217,214
2,046,385	Pool # 729535, 5.500%, 7/1/33	1,974,788
1,844,081	Pool # 735224, 5.500%, 2/1/35	1,779,562
311,957	Pool # 748422, 6.000%, 8/1/33	308,096
1,918,963	Pool # 783793, 6.000%, 7/1/34	1,893,132
2,354,273	Pool # 786457, 5.278%, 7/1/34	2,281,511
789,170	Pool # 806715, 5.500%, 1/1/35	760,258
651,662	Pool # 814261, 6.000%, 1/1/35	642,890
783,240	Pool # 836450, 6.000%, 10/1/35	771,756
2,488,616	Pool # 845573, 5.655%, 2/1/36	2,455,993
976,300	Pool # 881602, 6.500%, 2/1/36	981,822
86,069	Pool # E65142, 6.500%, 7/1/11	87,190
955,847	Series 2003-38, Class TC, 5.000%, 3/25/23	927,836
1,000,000	Series 2003-92, Class KH, 5.000%, 3/25/32	937,038
Principal Amount or Shares		Value

U.S. Government Mortgage Backed Agencies -- (Continued)

Federal National Mortgage Association -- (Continued)
$2,000,000	Series 2004-45, Class NC, 5.500%, 11/25/28	$1,975,560
2,126,562	Series 2004-45, Class VD, 4.500%, 3/25/18	2,005,770
1,000,000	Series 2672, Class GH, 5.500%, 8/15/31	955,407
1,091,000	Series 2847, Class NC, 4.000%, 1/15/24	1,055,995

		40,122,432

Government National Mortgage Association -- 3.1%
732	Pool # 328651, 8.500%, 5/15/07	733
2,753,368	Pool # 3637, 5.500%, 11/20/34	2,660,798

		2,661,531

Total U.S. Government Mortgage Backed Agencies (Cost $72,638,753)		69,935,172

Common Stocks -- 8.7%

Real Estate Investment Trusts -- 8.7%
4,700	Acadia Realty Trust	111,155
3,400	Alexandria Real Estate Equities, Inc.	301,512
5,000	American Campus Communities, Inc.	124,250
2,000	Avalonbay Communities, Inc.	221,240
3,000	Boston Properties, Inc. (d)	271,200
7,000	Brandywine Realty Trust	225,190
2,000	Camden Property Trust	147,100
6,000	CBL & Associates Properties, Inc.	233,580
4,200	Developers Diversified Realty Corp.	219,156
5,000	Duke Realty Corp.	175,750
4,500	EastGroup Properties, Inc.	210,060
1,000	Equity Lifestyle Properties, Inc.	43,830
2,700	Equity Office Properties Trust	98,577
5,000	Equity Residential Properties Trust	223,650
1,500	Essex Property Trust, Inc.	167,490
4,100	General Growth Properties, Inc.	184,746
800	Getty Realty Corp.	22,752
5,000	Health Care Property Investors, Inc. (d)	133,700
3,500	Healthcare Realty Trust, Inc.	111,475
4,200	Heritage Property Investment	146,664
5,000	Home Properties, Inc. (d)	277,550
5,600	Hospitality Properties Trust	245,952
1,000	Host Hotels & Resorts, Inc.	21,870
7,600	Kimco Realty Corp. (d)	277,324
5,000	Mack-Cali Realty Corp.	229,600
1,000	Maguire Properties, Inc.	35,170
1,000	New Plan Excel Realty Trust	24,690
2,500	Parkway Properties, Inc.	113,750
6,000	Pennsylvania Real Estate Investment Trust	242,220
6,386	ProLogis	332,838
3,200	Public Storage, Inc.	242,880
Shares or Principal Amount		Value

Common Stocks -- (Continued)

Real Estate Investment Trusts -- (Continued)
1,000	Realty Income Corp.	$21,900
1,000	Reckson Associates Realty Corp.	41,380
1,000	Regency Centers Corp.	62,150
2,500	Shurgard Storage Centers, Inc., Class A	156,250
3,400	Simon Property Group, Inc. (d)	281,996
2,800	SL Green Realty Corp. (d)	306,516
2,000	Sunstone Hotel Investors, Inc.	58,120
1,100	The Macerich Co.	77,220
5,900	United Dominion Realty Trust, Inc.	165,259
3,900	Ventas, Inc.	132,132
2,800	Vornado Realty Trust	273,140
5,000	Washington Real Estate Investment Trust	183,500
5,000	Weingarten Realty Investors	191,400

Total Common Stocks (Cost $4,314,944)		7,367,884

U.S. Government Agencies -- 6.9%

Federal Home Loan Bank -- 3.6%
3,000,000	5.040%, 7/6/06	2,997,899

Federal Home Loan Mortgage Corporation -- 2.2%
500,000	3.650%, 1/23/08	486,585
500,000	4.500%, 4/2/14	464,830
1,000,000	5.000%, 3/2/15	955,684

		1,907,099

Federal National Mortgage Association -- 1.1%
1,000,000	2.875%, 5/19/08	953,873

Total U.S. Government Agencies (Cost $5,981,992)		5,858,871

Cash Equivalent -- 1.8%

1,559,492	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	1,559,492

Total Cash Equivalent (Cost $1,559,492)		1,559,492

Short-Term Securities Held as Collateral for Securities Lending -- 1.6%

Mutual Funds -- 1.3%
$1,092,295	Institutional Money Market Trust Fund, 5.13% (e)	1,092,295

		1,092,295

Time Deposits -- 0.3%
193,022	KBC Bank, 5.281%, 7/3/06	193,022
96,511	Barclays Bank PLC, 5.280%, 7/3/06	96,511

		289,532

Total Short-Term Securities Held as Collateral for Securities Lending (Cost $1,381,827)		1,381,827

Total Investments (Cost $85,877,008) (a) -- 101.3%		86,103,246

Liabilities in Excess of Other Assets -- (1.3)%		(1,091,325)

Net Assets -- 100.0%		$85,011,921

See Notes to Portfolio of Investments, page 46.

Huntington Ohio Tax-Free Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

General Obligations	36.1%
School Districts	18.0%
Water	12.8%
Medical	8.4%
Facilities	8.2%
Higher Education	8.1%
Utilities	2.8%
Power	2.2%
Transportation	1.7%
Pollution Control	0.8%
Other Assets in Excess of Liabilities	0.5%
Cash	0.4%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Municipal Bonds -- 99.1%

Ohio -- 96.2%
$500,000	Akron, OH, G.O., Series 2, 5.300%, 12/1/11	$510,750

50,000	Akron, OH, Hospital Improvements Revenue, (FSA Ins), 5.250%, 11/15/15	52,786

70,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins), 5.250%, 12/1/18	74,407

335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins), 5.250%, 12/1/17	353,978

150,000	Allen County, OH, Refunding, G.O., (AMBAC Ins), 5.250%, 12/1/15	158,915

375,000	Avon Lake, OH, Water System Revenue, Series A, (AMBAC Ins), 5.500%, 10/1/15	398,044

75,000	Avon Lake, OH, Water Systems Revenue, Series A, (AMBAC Ins), 5.600%, 10/1/19	79,899

500,000	Bay Village, OH, City School District, G.O., 5.250%, 12/1/16	527,665

140,000	Bay Village, OH, City School District, G.O., 5.375%, 12/1/18	148,390

105,000	Bowling Green State University, OH, General Receipts Revenue (AMBAC Ins), 5.250%, 6/1/19	111,027

500,000	Butler County, OH, G.O., (AMBAC Ins), 5.000%, 12/1/12	513,470

20,000	Butler County, OH, Sales Tax Revenue, (AMBAC Ins), 5.000%, 12/15/13	20,548

$200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins), 5.250%, 12/1/19	$211,394

150,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/12	155,873

525,000	Cincinnati, OH, Public Improvements, G.O., 5.000%, 12/1/15	544,908

150,000	Cincinnati, OH, Water System Revenue, 5.500%, 12/1/12	160,059

560,000	Cincinnati, OH, Water Systems Revenue, 5.000%, 12/1/10	584,678

355,000	Cincinnati, OH, Water Systems Revenue, 5.000%, 12/1/19	367,975

150,000	Cleveland, OH, G.O., (FGIC Ins), 5.500%, 11/15/13	158,844

85,000	Cleveland, OH, G.O., (MBIA Ins) (Various Purposes), 5.500%, 12/1/13	91,588

180,000	Cleveland, OH, Public Power System Refunding Revenue, Series 1, (MBIA Ins), 5.250%, 11/15/16	184,482

80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins), 5.250%, 12/1/14	84,808

550,000	Cleveland, OH, Waterworks Prerefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	566,775

600,000	Cleveland, OH, Waterworks Prerefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/16	616,152

$55,000	Cleveland, OH, Waterworks Prerefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/17	$56,481

100,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins), 5.500%, 1/1/13	105,488

110,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/11	113,226

640,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.250%, 1/1/13	658,400

650,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/16	666,075

60,000	Cleveland, OH, Waterworks Unrefunded Revenue, Series I (FSA Ins), 5.000%, 1/1/17	61,440

1,100,000	Columbus, OH, Police/Fireman Disability, G.O., 5.000%, 7/15/13	1,136,112

500,000	Columbus, OH, Refunding, Series C, G.O., 5.000%, 7/15/16	529,015

75,000	Columbus, OH, Series A, G.O., 5.000%, 6/15/13	79,365

26,800	Columbus, OH, Special Assessment, 5.700%, 7/15/06	26,810

745,000	Crawford County, OH, Refunding, G.O., (AMBAC Ins), 4.750%, 12/1/19	760,384

370,000	Cuyahoga County, OH, Correctional Facilities Improvements, G.O., 5.000%, 12/1/17	385,392

500,000	Cuyahoga County, OH, Hospital Revenue, Walker Center, Series I, 5.250%, 1/1/13	516,050

500,000	Cuyahoga County, OH, Port Authority Revenue, (AMBAC Ins), 5.000%, 8/1/18	518,810

500,000	Dayton, OH, G.O., (MBIA Ins), 5.000%, 12/1/12	517,270

435,000	Delaware County, OH, G.O., 5.000%, 12/1/18	454,310

50,000	Dublin, OH, City School District Refunding, G.O., (MBIA Ins), 5.000%, 12/1/19	51,216

125,000	East Liverpool, OH, City Hospital Revenue, Series B, (FSA Ins), 4.750%, 10/1/13	126,591

500,000	Euclid, OH, G.O., 5.450%, 12/1/08	508,460

500,000	Euclid, OH, G.O., 5.000%, 12/1/12	517,270

115,000	Fairfield County, OH, Local School District, G.O., (FSA Ins), 5.000%, 12/1/12	121,103

$205,000	Fairlawn, OH, G.O., 5.750%, 12/1/13	$206,702

115,000	Field, OH, Local School District, G.O., (AMBAC Ins), 5.000%, 12/1/18	120,119

500,000	Franklin County, OH, Hospital Facility Authority Refunding Revenue, 5.800%, 11/1/10	508,615

200,000	Franklin County, OH, Refunding, G.O., 5.375%, 12/1/20	210,910

35,000	Gallia County, OH Local School District, G.O., 4.500%, 12/1/20	34,742

100,000	Girard, OH, Local School District, G.O., (AMBAC Ins), 5.850%, 12/1/19	107,941

75,000	Goshen, OH, Local School District, G.O., 5.500%, 12/1/18	79,256

340,000	Greater Cleveland, OH, Regulatory Transportation Authority, G.O. (FGIC Ins), 5.000%, 12/1/15	359,584

450,000	Greene County, OH, Sewer System Revenue, 5.000%, 12/1/18	470,943

260,000	Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins), 5.750%, 12/1/12	277,974

500,000	Hamilton County, OH, Sales Tax Revenue, Series B, (AMBAC Ins), 5.750%, 12/1/17	533,525

250,000	Hudson City, OH, Recreational Facilities Improvements, G.O., 5.000%, 12/1/14	261,033

50,000	Kent State University, OH, General Receipts, Series A, (AMBAC Ins), 5.000%, 5/1/18	50,864

500,000	Kent State University, OH, Revenue, (MBIA Ins), 5.300%, 5/1/10	512,255

230,000	Kettering, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/16	240,253

250,000	Kettering, OH, City School District, Refunding, G.O. (FSA Ins), 5.000%, 12/1/15	263,485

285,000	Lakewood, OH, City School District, G.O., (FSA Ins), 5.000%, 12/1/18	295,875

50,000	Lakewood, OH, Public Improvements, G.O., 4.750%, 12/1/12	51,535

250,000	Lakota, OH, Local School District, G.O., (FGIC Ins), 5.050%, 12/1/13	258,627

100,000	Licking County, OH, Joint Vocational School District, G.O., (MBIA Ins), 5.375%, 12/1/14	106,755

150,000	London, OH, City School District, G.O., 5.500%, 12/1/14	161,207

300,000	Lorain County, Hospital Revenue, Series B, (MBIA Ins), 5.625%, 9/1/14	311,430

$500,000	Lorain County, OH, Revenue, Catholic Healthcare Partners, Series B, (MBIA Ins), 6.000%, 9/1/08	$521,140

50,000	Lucas County, OH, G.O., (AMBAC Ins), 5.375%, 12/1/11	51,312

810,000	Lucas County, OH, Hospital Refunding Revenue, (AMBAC Ins), 5.000%, 11/15/11	841,152

205,000	Lucas County, OH, Juvenile Justice, G.O., (FGIC Ins), 5.750%, 11/15/11	210,375

50,000	Mahoning County, OH, Hospital Facilities Revenue, Series A, (MBIA Ins), 5.000%, 11/15/17	51,113

500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins), 5.200%, 12/1/14	524,415

100,000	Mansfield, OH, City School District, G.O., (MBIA Ins) (Various), 5.350%, 12/1/14	105,162

1,010,000	Marysville, OH, Exempt Village School District, G.O., (MBIA Ins), 5.250%, 12/1/16	1,068,276

500,000	Mason, OH, City School District, G.O., 5.150%, 12/1/12	524,265

70,000	Medina, OH, City School District, G.O., (FGIC Ins), 5.125%, 12/1/19	72,728

250,000	Miami County, OH, G.O., 4.875%, 12/1/10	257,930

200,000	Middleburg Heights, OH, Hospital Refunding Revenue, Southwest General Health Center, 5.625%, 8/15/15	210,096

50,000	Middleburg Heights, OH, Public Improvements Refunding, G.O., 4.300%, 12/1/10	50,519

50,000	Montgomery County, OH, Catholic Health Revenue, 5.500%, 9/1/14	52,791

50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	52,897

250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins), 5.375%, 11/15/16	266,373

100,000	Muskingum County, OH, Hospital Facilities Refunding Revenue, Bethesda Hospital Association, (Connie Lee Ins), 5.400%, 12/1/16	102,564

250,000	Muskingum County, OH, Refunding & Improvement Revenue, Bethesda Care System, (Connie Lee Ins), 5.350%, 12/1/07	254,893

$25,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%,12/1/18	$26,981

35,000	New Albany Plain, OH, Local School District, G.O. (FGIC Ins), 5.500%, 12/1/18	37,255

110,000	New Albany, OH, Plain Local School District, G.O., (FSA Ins), 4.000%, 12/1/12	109,689

100,000	North Olmsted, OH, Public Improvements, G.O., (AMBAC Ins), 5.000%, 12/1/16	102,694

235,000	Norwalk, OH, Refunding, G.O., 5.550%, 4/1/09	240,158

250,000	Norwalk, OH, Refunding, G.O., 5.600%, 4/1/10	255,498

1,000,000	Ohio Municipal Electric Generation Agency Refunding Revenue, (AMBAC Ins), 5.000%, 2/15/17	1,042,330

330,000	Ohio State Building Authority Arts & Sports Projects Revenue, Series A, (MBIA Ins), 5.000%, 10/1/10	343,767

520,000	Ohio State Building Authority Facilities Revenue, Administration Building, Series A, 5.375%, 10/1/14	542,375

170,000	Ohio State Building Authority Refunding Revenue, Series A, 5.250%, 6/1/10	177,914

65,000	Ohio State Building Authority Revenue, Series A, (FSA Ins), 5.500%, 4/1/15	69,640

75,000	Ohio State Building Authority Sports Facilities Revenue, Series A, 5.250%, 10/1/13	78,374

200,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/13	211,456

135,000	Ohio State Building Authority State Facilities Revenue, Adult Correctional, Series A, 5.500%, 10/1/15	142,733

545,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/11	583,504

500,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/12	528,640

125,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/14	133,163

$100,000	Ohio State Building Authority State Facilities Revenue, Series A, (FSA Ins), 5.500%, 10/1/15	$106,385

60,000	Ohio State Building Authority, Refunding Revenue, Series A, (FGIC Ins), 5.000%, 4/1/11	62,667

150,000	Ohio State Building Authority, State Facilities Revenue, Series A, 5.000%, 4/1/16	156,163

140,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/18	145,250

100,000	Ohio State Community Schools, Series B, G.O., (FSA Ins), 5.000%, 9/15/18	104,367

175,000	Ohio State Conservation Project, Series A. G.O., 5.000%, 3/1/15	183,769

700,000	Ohio State Conservation Projects, Series A, G.O., 5.000%, 3/1/17	729,288

200,000	Ohio State Higher Education Capital Facilities, G.O., Series B, 5.625%, 5/1/15	211,684

100,000	Ohio State Higher Education Facilities Revenue, (AMBAC Ins), 5.200%, 12/1/10	102,978

1,000,000	Ohio State Higher Education Facilities Revenue, Case Western Reserve University, 5.000%, 10/1/11	1,024,089

700,000	Ohio State Higher Education, Capital Facilities, G.O., Series A, 5.375%, 2/1/15	739,809

500,000	Ohio State Highway Capital Improvements, Series I, G.O., 4.000%, 5/1/12	500,490

25,000	Ohio State Highway Improvements Revenue, 5.000%, 2/15/17	25,850

400,000	Ohio State Infrastructure Improvement Refunding, G.O., Series R, 5.250%, 8/1/12	414,964

150,000	Ohio State Parks & Recreation Revenue, Series II-A, (FSA Ins), 5.000%, 12/1/17	156,302

275,000	Ohio State Public Facilities Revenue, Series II-A, 5.200%, 6/1/12	287,513

100,000	Ohio State Turnpike Commission Revenue, Series B, (FGIC Ins), 5.250%, 2/15/12	103,583

100,000	Ohio State University Cultural & Sports Capital Facilities Refunding Revenue, Series A (FSA Ins), 5.000%, 4/1/17	104,750

$100,000	Ohio State University General Receipts Revenue, Series A, 5.125%, 12/1/11	$104,611

30,000	Ohio State Water Development Authority Refunding Revenue, 5.250%, 6/1/11	31,736

350,000	Ohio State Water Development Authority, Pollution Control Revenue, 5.000%, 6/1/13	369,835

685,000	Ohio State, Public Improvements, Series A, G.O., 5.000%, 3/1/18	712,852

250,000	Plain, OH, Local School District, G.O., (FGIC Ins), 5.700%, 12/1/14	270,128

100,000	Portage County, OH, Public Improvements, G.O., (MBIA Ins), 5.250%, 12/1/17	103,814

100,000	River Valley, OH, Local School District, G.O., (FSA Ins), 5.250%, 11/1/16	105,023

1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins), 5.000%, 12/1/17	1,080,351

200,000	Sidney, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/12	210,362

980,000	Southwest Licking County, OH, Local School District, G.O., (AMBAC Ins), 5.000%, 12/1/19	1,020,238

1,000,000	Springfield, OH, City School District, G.O., (FGIC Ins), 5.000%, 12/1/17	1,038,799

130,000	Springfield, OH, G.O., (FGIC Ins), 5.500%, 12/1/17	137,150

145,000	Strasburg Franklin, OH, Local School District, G.O., (AMBAC Ins), 4.000%, 12/1/14	142,960

55,000	Strongsville, OH, G.O., 6.700%, 12/1/11	56,708

325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins), 5.000%, 12/1/15	336,801

235,000	Swanton, OH, Local School District, School Improvement, G.O. (FGIC Ins), 4.900%, 12/1/15	243,608

500,000	Teays Valley, OH, Local School District, School Facilities Construction & Improvement, G.O., (FGIC Ins), 5.150%, 12/1/14	524,835

315,000	Toledo, OH, Sewer System Revenue, 5.250%, 11/15/13	332,656

700,000	Toledo, OH, Waterworks Revenue (MBIA Ins), 5.000%, 11/15/19	730,261

500,000	Troy, OH, Capital Facilities, G.O., 6.250%, 12/1/11	530,184

$350,000	Trumbull County, OH, Public Improvements Refunding, G.O., (MBIA Ins), 5.125%, 12/1/13	$372,463

655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins), 5.500%, 12/1/17	694,608

100,000	University of Akron, OH, General Receipts Revenue, (AMBAC Ins), 5.125%, 1/1/11	102,639

1,000,000	University of Cincinnati, OH, Certificate Participation, (MBIA Ins), 5.000%, 6/1/15	1,056,590

500,000	University of Cincinnati, OH, Certificate Participation, University Center Project, (MBIA Ins), 5.100%, 6/1/11	525,155

300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins), 5.000%, 6/1/19	312,456
Principal Amount or Shares		Value

Municipal Bonds -- (Continued)

Ohio -- (Continued)
$50,000	Warren County, OH, Waterworks Refunding Revenue, (FSA Ins), 5.000%, 12/1/15	$52,393

650,000	Washington Court House, OH, School Improvements, G.O. (FGIC Ins), 5.000%, 12/1/19	680,251

500,000	Westlake, OH, Refunding & Improvement, G.O., 5.350%, 12/1/10	521,600

Total Municipal Bonds (Cost $48,142,785)		47,859,683

Cash Equivalent -- 0.4%

184,457	Fidelity Institutional Tax-Exempt Fund, 3.72%**	184,457

Total Cash Equivalent (Cost $184,457)		184,457

Total Investments (Cost $48,327,242) (a) -- 99.5%		48,044,140

Other Assets in Excess of Liabilities -- 0.5%		233,467

Net Assets -- 100.0%		$48,277,607

See Notes to Portfolio of Investments, page 46.

Huntington Short/Intermediate Fixed Income Securities Fund June 30, 2006

Portfolio of Investments Summary Table (unaudited)

Asset Allocation	Percentage of Net Assets

Corporate Bonds	57.4%
U.S. Government Agencies	41.3%
Cash[1]	0.5%
Other Assets in Excess of Liabilities	0.8%

Total	100.0%

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2006, and are based on net assets.

1 Cash is comprised of investments in an affiliated money market fund.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying "industry concentration" as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Principal Amount		Value

Corporate Bonds -- 57.4%

Banks -- 7.1%
$3,000,000	KeyCorp., 4.700%, 5/21/09	$2,921,319
2,068,182	Marshall & Ilsley Bank, 2.900%, 8/18/09	1,986,613
3,000,000	National City Bank, 4.250%, 1/29/10	2,860,764

		7,768,696

Consumer Discretionary -- 4.5%
2,000,000	Metropolitan Life Global Funding, 4.250%, 7/30/09 (c)	1,928,650
1,000,000	Nordstrom, Inc., 5.625%, 1/15/09	995,150
1,000,000	The Stanley Works, 3.500%, 11/1/07	972,870
1,000,000	Viacom, Inc., 5.625%, 5/1/07	998,913

		4,895,583

Consumer Staples -- 4.1%
3,000,000	Earthgrains Co., 6.500%, 4/15/09	3,018,525
1,500,000	Fortune Brands, Inc., 2.875%, 12/1/06	1,481,865

		4,500,390

Energy -- 8.1%
2,000,000	Anadarko Petroleum Corp., 3.250%, 5/1/08	1,904,932
2,000,000	Burlington Resources, Inc., 5.600%, 12/1/06	1,999,034
3,000,000	Chevron Phillips Chemical Co., 5.375%, 6/15/07	2,986,197
2,000,000	Marathon Oil Corp., 5.375%, 6/1/07	1,993,866

		8,884,029

Financials -- 18.2%
2,000,000	Caterpillar Financial Services Corp., 5.050%, 12/1/10	1,948,816
3,000,000	Countrywide Home Loans, Inc., 3.250%, 5/21/08	2,870,361
2,000,000	Ford Motor Credit Co., 4.950%, 1/15/08	1,882,718
3,000,000	General Electric Capital Corp., 3.750%, 12/15/09	2,822,988
2,000,000	Goldman Sachs Group, Inc., 4.500%, 6/15/10	1,912,138
3,000,000	HSBC Finance Corp., 4.800%, 6/15/10	2,873,211
$3,000,000	International Lease Finance Corp., 5.450%, 3/24/11	$2,943,978
2,000,000	Merrill Lynch & Co., 4.250%, 2/8/10	1,900,896
1,000,000	Prudential Financial Co., 6.375%, 7/23/06 (c)	1,000,396

		20,155,502

Industrials -- 2.6%
3,000,000	Union Pacific Corp., 3.875%, 2/15/09	2,867,997

Materials -- 1.8%
2,000,000	Monsanto Co., 4.000%, 5/15/08	1,939,280

Real Estate Investment Trusts -- 1.7%
2,000,000	Camden Property Trust, 4.375%, 1/15/10	1,910,612

Technology -- 1.8%
2,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,962,904

Telecommunications -- 3.6%
2,000,000	BellSouth Corp., 4.200%, 9/15/09	1,906,712
1,000,000	GTE North, Inc., 5.650%, 11/15/08	989,930
1,000,000	Verizon Global Funding Corp., 7.600%, 3/15/07	1,012,318

		3,908,960

Utilities -- 3.9%
2,000,000	Alabama Power Co., 3.125%, 5/1/08	1,911,976
1,000,000	Baltimore Gas & Electric, 5.250%, 12/15/06	997,499
1,500,000	Dominion Resource, Inc., 4.750%, 12/15/10	1,431,711

		4,341,186

Total Corporate Bonds (Cost $65,248,967)		63,135,139

U.S. Government Agencies -- 41.3%

Federal Home Loan Bank -- 17.9%
3,000,000	0.000%, 7/6/06	2,997,900
1,545,000	0.000%, 7/10/06	1,542,828
2,000,000	2.950%, 9/14/06	1,990,132
3,000,000	3.600%, 2/23/07	2,963,406
3,000,000	3.850%, 1/30/08	2,926,410
$2,000,000	3.375%, 2/15/08	$1,934,360
1,000,000	3.500%, 12/26/08	955,238
2,500,000	3.875%, 8/14/09	2,390,050
2,000,000	5.375%, 2/23/11	1,978,784

		19,679,108

Federal Home Loan Mortgage Corporation -- 19.0%
2,000,000	3.050%, 1/19/07	1,973,302
1,000,000	4.260%, 7/19/07	987,295
1,000,000	3.300%, 9/14/07	974,592
1,000,000	3.500%, 3/24/08	967,678
1,500,000	3.500%, 4/28/08	1,449,141
2,000,000	3.650%, 5/7/08	1,936,300
3,000,000	3.600%, 5/22/08	2,900,292
2,000,000	4.875%, 8/24/10	1,950,886
2,000,000	4.750%, 1/18/11	1,940,734
1,000,000	5.400%, 2/28/11	989,713
2,000,000	5.425%, 2/28/11	1,976,200
3,000,000	5.400%, 3/9/11	2,962,683

		21,008,816

Principal Amount or Shares		Value

U.S. Government Agencies -- (Continued)

Federal National Mortgage Association -- 4.4%
$2,000,000	3.750%, 9/15/08	$1,929,816
2,000,000	3.625%, 3/16/09	1,909,294
1,000,000	3.850%, 4/14/09	958,421

		4,797,531

Total U.S. Government Agencies (Cost $46,496,746)		45,485,455

Cash Equivalent -- 0.5%

551,487	Huntington Money Market Fund, Interfund Shares, 4.51% (e)*	551,487

Total Cash Equivalent (Cost $551,487)		551,487

Total Investments (Cost $112,297,200) (a) -- 99.2%		109,172,081

Other Assets in Excess of Liabilities -- 0.8%		839,971

Net Assets -- 100.0%		$110,012,052

See Notes to Portfolio of Investments, page 46.

(See notes which are a integral part of the Financial Statements)

Notes to Portfolio of Investments

(a) See Notes to Financial Statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

(c) Rule 144A, Section 4(2) or other security, which is restricted to institutional investors.

(d) All or part of the security was on loan as of June 30, 2006.

(e) Rate disclosed is the seven day yield as of June 30, 2006.

* Affiliated

** Variable Rate Demand Notes--rates disclosed in effect at June 30, 2006

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR -- American Depositary Receipt	G.O. -- General Obligation
AMBAC -- American Municipal Bond Assurance Corporation	LOC -- Letter of Credit
AMEX -- American Stock Exchange	MBIA -- Municipal Bond Insurance Association
BAN -- Bank Anticipation Notes	MSCI -- Morgan Stanley Capital International
EAFE -- Europe Australasia Far East	REMIC -- Real Estate Mortgage Investment Conduit
EMU -- European Monetary Union	S&P -- Standard & Poor's
FGIC -- Financial Guaranty Insurance Corporation	SPDR -- Standard & Poor's Depository Receipt
FSA -- Financial Security Assurance

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Huntington Florida Tax-Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund

Assets:
Investments, at value*	$ 33,193,075	$ 722,736,225	$ 241,018,094
Investments in affiliates of securities, at value	--	--	--

Total Investments	33,193,075	722,736,225	241,018,094

Investments in repurchase agreements, at cost	--	37,290,800	--
Cash	--	91,760	2,800,659
Foreign currencies, at value (cost $0; $0; $0; $0; $0; $0; $0; $3,232,166 and $0)	--	--	--
Income receivable	227,393	21,227	1,587,623
Receivable for investments sold	--	--	4,126,792
Receivable for shares sold	--	--	--
Tax reclaims receivable	--	--	--
Prepaid expenses and other assets	631	5,247	54

Total assets	33,421,099	760,145,259	249,533,222

Liabilities:
Options written, at value (premiums received $0; $0; $0; $0; $64,398; $0; $11,146; $1,892,240; $0 and $0)	--	--	--
Income distribution payable	69,709	2,214,145	358,103
Payable for investments purchased	1,004,486	--	--
Payable for shares redeemed	--	--	--
Payable for return of collateral received for securities on loan	--	--	--
Accrued expenses and other payables
Investment adviser fees	8,264	175,699	42,605
Administration fees	1,853	41,380	9,476
Sub-Administration fees	1,866	42,402	9,696
Custodian fees	716	16,135	3,692
Financial administration fees	2,414	22,684	6,432
Distribution services fee	2,391	53,552	20,995
Shareholder services fee	6,196	149,769	35,504
Trustees' fees	337	7,298	1,642
Compliance Service fees	240	5,430	1,231
Other	4,400	106,324	25,633

Total liabilities	1,102,872	2,834,818	515,009

Net Assets	$32,318,227	$757,310,441	$249,018,213

Net Assets Consist of:
Paid in capital	$32,330,664	$757,810,758	$249,064,650
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liablilities in foreign currency	--	--	--
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(12,439)	(500,317)	(46,437)
Accumulated net investment income (loss)	2	--	--

Total Net Assets	$32,318,227	$757,310,441	$249,018,213

Trust Shares	$20,578,768	$448,422,607	$69,011,544

Investment A Shares	$11,739,459	$273,044,474	$180,006,669

Investment B Shares	--	$59,233	--

Interfund Shares	--	$35,784,127	--

Shares Outstanding:
Trust Shares	20,585,742	448,920,162	69,026,762

Investment A Shares	11,743,966	273,029,282	180,030,417

Investment B Shares	--	59,202	--

Interfund Shares	--	35,807,172	--

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares	--	$1.00	--

Interfund Shares	--	$1.00	--

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$1.00	$1.00	$1.00

Investment A Shares	$1.00	$1.00	$1.00

Investment B Shares (1)	--	$1.00	--

Interfund Shares	--	$1.00	--

Maximum Sales Charge--Investment A Shares	--	--	--

Investments, at cost	$33,193,075	$760,027,025	$241,018,094

* Includes securities on loan of $0; $0; $0; $0; $9,984,717; $49,472,349; $36,419,260; $0 and $0.

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$387,573,565	$134,793,734	$281,447,230	$242,348,103	$222,223,005	$42,210,554
--	1,483,460	4,643,609	1,091,442	--	606,076

387,573,565	136,277,194	286,090,839	243,439,545	222,223,005	42,816,630

257,442,900	--	--	--	14,917,000	--
30	71,169	2,759	--	175	--
--	--	--	--	3,307,952	--
70,937	423,580	255,147	382,515	391,406	49,296
--	1,685,022	--	1,025,361	--	--
--	54,616	100,152	143,800	338,786	61,265
--	--	--	--	109,600	--
4,958	6,404	2,608	3,740	6,759	7,442

645,092,390	138,517,985	286,451,505	244,994,961	241,294,683	42,934,633

--	146,000	7,110	3,199,383	--	--
1,953,457	--	--	--	--	--
--	1,057,245	--	615,932	--	--
--	119,616	77,731	69,917	140,052	23,925
--	10,281,923	51,053,185	37,737,801	--	--
105,317	76,924	114,937	99,569	188,965	23,939
36,123	6,858	12,506	10,988	12,774	2,211
34,966	6,988	13,355	11,415	12,737	2,091
13,690	2,667	4,980	4,315	7,531	829
20,849	5,151	8,940	8,099	10,213	3,658
18,196	12,353	5,451	6,347	1,760	1,583
131,644	25,519	47,864	41,510	46,958	7,949
5,285	1,150	2,260	1,925	2,188	341
4,177	886	1,765	1,469	1,602	246
69,698	18,373	38,639	32,273	28,273	4,432

2,393,402	11,761,653	51,388,723	41,840,943	453,053	71,204

$642,698,988	$126,756,332	$235,062,782	$203,154,018	$240,841,630	$42,863,429

$642,711,344	$121,464,077	$129,370,306	$141,929,199	$172,424,413	$40,148,194
--	1,220,515	83,515,425	46,190,368	56,422,792	1,967,068
(8,354)	4,311,981	21,991,369	14,993,817	10,627,238	792,057
(4,002)	(240,241)	185,682	40,634	1,367,187	(43,890)

$642,698,988	$126,756,332	$235,062,782	$203,154,018	$240,841,630	$42,863,429

$554,819,632	$99,216,083	$219,686,636	$188,714,400	$234,889,284	$38,470,697

$87,879,356	$10,110,111	$9,647,072	$6,233,795	$4,238,270	$2,528,467

--	$17,430,138	$5,729,074	$8,205,823	$1,714,076	$1,864,265

--	--	--	--	--	--

554,801,420	8,963,932	5,864,163	5,967,826	17,978,760	3,350,629

87,912,353	913,517	261,340	197,108	326,317	221,484

--	1,578,249	161,035	260,455	134,512	164,601

--	--	--	--	--	--

$1.00	$11.07	$37.46	$31.62	$13.06	$11.48

$1.00	$11.07	$36.91	$31.63	$12.99	$11.42

--	$11.04	$35.58	$31.51	$12.74	$11.33

--	--	--	--	--	--

$1.00	$11.07	$37.46	$31.62	$13.06	$11.48

$1.00	$11.75	$39.16	$33.56	$13.78	$12.12

--	$11.04	$35.58	$31.51	$12.74	$11.33

--	--	--	--	--	--

--	5.75%	5.75%	5.75%	5.75%	5.75%

$645,016,465	$134,975,077	$202,579,450	$195,942,034	$180,799,420	$40,849,562

Statements of Assets and Liabilities

June 30, 2006 (unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund	Huntington Situs Small Cap Fund

Assets:
Investments, at value*	$ 185,524,042	$ 108,024,863	$ 37,501,398	$ 102,472,314
Investments in affiliates of securities, at value	5,161,335	3,699,459	1,980,982	6,083,060

Total Investments	190,685,377	111,724,322	39,482,380	108,555,374

Investments in repurchase agreements, at cost
Cash	--	--	--	--
Foreign currencies, at value (cost $0; $0; $0; $16,485; $0; $0; $0; $0; $0 and $0)	--	--	--	16,537
Income receivable	149,280	49,898	26,041	76,541
Receivable for investments sold	--	--	--	2,285,112
Receivable for shares sold	198,019	247,969	25,155	173,257
Prepaid expenses and other assets	5,695	5,022	2,473	1,534

Total assets	191,038,371	112,027,211	39,536,049	111,108,355

Liabilities:
Cash overdraft	6,325	--	--	--
Income distributions payable	--	--	--	--
Payable for investments purchased	--	--	--	3,029,077
Payable for shares redeemed	168,132	121,700	27,749	159,054
Payable for return of collateral received for securities on loan	33,192,457	9,696,390	--	6,791,498
Accrued expenses and other payables
Investment adviser fees	94,908	68,057	15,030	59,735
Administration fees	8,322	5,352	2,047	5,356
Sub-Administration fees	8,761	5,457	2,011	5,397
Custodian fees	3,290	2,082	782	1,997
Financial administration fees	6,789	5,465	2,336	5,568
Distribution services fee	5,756	3,653	513	3,835
Shareholder services fee	31,585	19,990	7,515	19,882
Trustees' fees	1,438	909	334	915
Compliance Service fees	1,148	698	247	681
Other	23,786	13,058	4,765	25,783

Total liabilities	33,552,697	9,942,811	63,329	10,108,778

Net Assets	$157,485,674	$102,084,400	$39,472,720	$100,999,577

Net Assets Consist of:
Paid in capital	$96,542,122	$73,900,903	$32,017,897	$72,330,433
Net unrealized appreciation (depreciation) of investments, options and translation of assets and liablilities in foreign currency	58,696,808	24,991,475	6,882,033	24,772,420
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	2,397,843	3,391,825	611,278	4,041,460
Accumulated net investment income (loss)	(151,099)	(199,803)	(38,488)	(144,736)

Total Net Assets	$157,485,674	$102,084,400	$39,472,720	$100,999,577

Trust Shares	$144,504,707	$90,507,713	$ 36,885,447	$87,217,731

Investment A Shares	$4,833,213	$7,721,884	$2,587,273	$10,437,310

Investment B Shares	$8,147,754	$3,854,803	--	$3,344,536

Shares Outstanding:
Trust Shares	9,305,977	5,562,332	3,026,283	4,386,900

Investment A Shares	315,525	480,430	213,757	530,007

Investment B Shares	545,594	246,768	--	173,271

Net Asset Value, Redemption Price and Offering Price Per Share:
Net Asset Value and Redemption Price Per Share
Trust Shares	$15.53	$16.27	$12.19	$19.88

Investment A Shares	$15.32	$16.07	$12.10	$19.69

Investment B Shares	$14.93	$15.62	--	$19.30

Offering Price Per Share (100%/(100%--maximum sales charge) of net asset value adjusted to the nearest cent):
Trust Shares	$15.53	$16.27	$12.19	$19.88

Investment A Shares	$16.25	$17.05	$12.28	$20.89

Investment B Shares (1)	$14.93	$15.62	--	$19.30

Maximum Sales Charge--Investment A Shares	5.75%	5.75%	1.50%	5.75%

Investments, at cost	$131,988,568	$86,732,848	$32,600,347	$83,783,048

* Includes securities on loan of $32,203,283; $9,417,986; $0; $6,684,412; $16,838,686; $762,038; $0; $1,361,668; $0 and $0.

(1) For Investment B Shares, the redemption price per share varies by length of time shares are held.

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax-Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$189,136,711	$107,335,051	$23,635,386	$84,543,755	$48,044,140	$108,620,594
1,662,358	940,770	--	1,559,492	--	551,487

190,799,069	108,275,821	23,635,386	86,103,247	48,044,140	109,172,081

8,750	--	--	4,268	--	5,199
--	--	--	--	--	--
2,230,842	1,030,526	224,262	372,676	439,303	1,177,213
--	--	--	--	--	--
44,036	79,573	39	10	10	6,909
731	2,898	3,581	4,554	2,850	1,210

193,083,428	109,388,818	23,863,268	86,484,755	48,486,303	110,362,612

--	--	--	--	--	--
360,157	200,579	42,579	--	104,052	180,793
--	--	--	--	--	--
126,190	76,710	--	7,300	50,922	60,918
17,233,665	780,938	--	1,381,827	--	--
70,344	44,468	10,646	34,722	20,180	45,278
9,403	5,927	1,315	4,645	2,673	5,957
9,591	6,079	1,410	4,731	2,775	6,268
3,658	2,312	525	1,805	1,049	2,354
9,170	6,750	5,302	6,244	6,900	5,741
2,052	669	1,301	717	1,183	150
35,158	22,231	5,044	17,351	10,070	22,638
1,560	982	239	763	474	1,026
1,214	774	187	599	358	814
25,552	16,088	4,412	12,130	8,060	18,623

17,887,714	1,164,507	72,960	1,472,834	208,696	350,560

$175,195,714	$108,224,311	$23,790,308	$85,011,921	$48,277,607	$110,012,052

$179,800,531	$112,273,979	$24,043,148	$84,544,662	$48,637,666	$116,085,025
(2,764,701)	(3,647,853)	(68,584)	226,238	(283,101)	(3,125,119)
(1,651,931)	(372,930)	(197,774)	278,200	(76,957)	(2,946,795)
(188,185)	(28,885)	13,518	(37,179)	(1)	(1,059)

$175,195,714	$108,224,311	$23,790,308	$85,011,921	$48,277,607	$110,012,052

$170,662,932	$105,888,685	$18,932,310	$82,720,008	$45,007,184	$109,262,784

$1,703,503	$1,850,809	$4,271,360	$1,657,516	$1,959,977	$749,268

$2,829,279	$484,817	$586,638	$634,397	$1,310,446	--

8,472,872	10,567,547	1,822,354	9,433,407	2,189,633	5,747,745

84,588	184,708	411,153	188,015	95,415	39,405

140,680	48,361	56,492	72,294	63,791	--

$20.14	$10.02	$10.39	$8.77	$20.55	$19.01

$20.14	$10.02	$10.39	$8.82	$20.54	$19.01

$20.11	$10.02	$10.38	$8.78	$20.54	--

$20.14	$10.02	$10.39	$8.77	$20.55	$19.01

$21.14	$10.52	$10.91	$9.26	$21.56	$19.30

$20.11	$10.02	$10.38	$8.78	$20.54	--

4.75%	4.75%	4.75%	4.75%	4.75%	1.50%

$193,675,331	$111,923,674	$23,703,970	$85,877,008	$48,327,242	$112,297,200

Statements of Operations

Six Months Ended June 30, 2006 (unaudited)

	Huntington Florida Tax -Free Money Fund	Huntington Money Market Fund	Huntington Ohio Municipal Money Market Fund

Investment Income:
Dividend income	$12,410	$88,295	$44,116
Dividend income from affiliated securities	--	--	--
Interest income	529,190	17,606,041	2,792,629
Income from securities lending	--	--	--

Total investment income	541,600	17,694,336	2,836,745

Expenses:
Investment adviser fees	50,287	1,078,013	259,621
Administration fees	14,248	324,378	73,560
Sub-Administration fees	8,381	190,813	43,271
Custodian fees	4,358	99,216	22,499
Transfer and dividend disbursing agent fees and expenses	4,969	110,203	25,551
Trustees' fees	655	15,039	3,384
Auditing fees	2,006	50,124	11,270
Legal fees	1,020	24,020	5,231
Financial Amdinistration fees	11,145	167,504	38,981
Distribution services fee--Investment A Shares	14,035	303,853	125,432
Distribution services fee--Investment B Shares	--	218	--
Shareholder services fee--Trust Shares	27,870	601,761	90,918
Shareholder services fee--Investment A Shares	14,035	303,853	125,432
Shareholder services fee--Investment B Shares	--	72	--
Share registration costs	13,453	18,769	11,160
Printing and postage	1,394	31,941	7,242
Insurance premiums	2,371	12,008	4,688
Compliance Service fees	477	10,860	2,463
Other	669	14,751	3,621

Total expenses	171,373	3,357,396	854,324

Net investment income (loss)	370,227	14,336,940	1,982,421

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	(4,861)	--	(8,390)
Net realized gain (loss) on option transactions	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--

Net realized gain (loss) on investments, options and foreign currency transactions	(4,861)	--	(8,390)
Payments by affiliates (See Note J)	--	--	--
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(4,861)	--	(8,390)

Change in net assets resulting from operations	$365,366	$14,336,940	$1,974,031

(1) Net of foreign dividend taxes withheld of $224,115.

(See notes which are an integral part of the Financial Statements)

Huntington U.S. Treasury Money Market Fund	Huntington Dividend Capture Fund	Huntington Growth Fund	Huntington Income Equity Fund	Huntington International Equity Fund	Huntington Macro 100 Fund

$--	$2,662,479	$1,557,562	$3,175,316	$2,986,610 (1)	$188,777
--	31,021	54,675	29,875	--	26,657
13,171,548	--	--	--	168,551	--
--	9,703	15,424	11,905	--	--

13,171,548	2,703,203	1,627,661	3,217,096	3,155,161	215,434

587,088	466,727	744,345	619,586	1,125,396	129,861
249,514	52,897	105,450	87,776	95,660	14,718
146,775	31,116	62,030	51,633	56,271	8,658
76,318	16,179	32,254	26,848	29,336	4,502
85,902	18,052	36,049	29,972	32,235	4,899
11,570	2,453	4,887	4,069	4,440	683
36,218	8,321	17,284	14,377	12,717	2,016
18,267	3,880	7,748	6,421	7,032	1,049
124,664	31,152	59,881	51,231	59,270	17,521
106,995	12,751	12,804	7,866	4,183	3,070
--	66,505	22,488	31,358	5,506	6,472
626,858	120,656	289,842	239,842	275,330	38,060
106,995	12,751	12,804	7,866	4,183	3,070
--	22,168	7,496	10,453	1,835	2,157
12,691	17,075	15,337	16,161	18,104	19,494
24,792	5,127	10,273	8,543	8,972	1,398
12,433	3,897	6,197	5,407	4,872	2,391
8,354	1,771	3,529	2,939	3,204	493
23,860	2,495	5,232	4,138	4,329	634

2,259,294	895,973	1,455,930	1,226,486	1,752,875	261,146

10,912,254	1,807,230	171,731	1,990,610	1,402,286	(45,712)

--	4,559,381	22,161,625	16,766,711	10,754,119	845,622
--	28,297	--	(532,167)	--	--
--	--	--	--	(72,270)	--

--	4,587,678	22,161,625	16,234,544	10,681,849	845,622
--	--	--	--	--	--
--	(1,429,025)	(23,070,870)	(13,024,694)	10,358,824	(761,766)

--	3,158,653	(909,245)	3,209,850	21,040,673	83,856

$10,912,254	$4,965,883	$(737,514)	$5,200,460	$22,442,959	$38,144

Statements of Operations

Six Months Ended June 30, 2006 (unaudited)

	Huntington Mid Corp America Fund	Huntington New Economy Fund	Huntington Rotating Markets Fund	Huntington Situs Small Cap Fund

Investment Income:
Dividend income	$773,166	$416,685	$126,722	$410,128 (1)
Dividend income from affiliated securities	152,122	98,991	36,769	75,698
Interest income	--	--	--	--
Income from securities lending	15,934	8,592	--	31,273

Total investment income	941,222	524,268	163,491	517,099

Expenses:
Investment adviser fees	605,154	416,967	86,804	358,898
Administration fees	68,585	41,697	14,757	40,676
Sub-Administration fees	40,345	24,528	8,681	23,927
Custodian fees	20,977	12,755	4,514	12,530
Transfer and dividend disbursing agent fees and expenses	23,418	14,142	4,978	13,708
Trustees' fees	3,179	1,934	685	1,887
Auditing fees	10,639	5,920	2,090	5,879
Legal fees	4,926	3,055	1,086	2,967
Financial Administration fees	42,908	30,531	12,448	30,220
Distribution services fee--Investment A Shares	6,117	8,784	2,894	9,683
Distribution services fee--Investment B Shares	31,248	13,818	--	11,462
Shareholder services fee--Trust Shares	185,185	109,247	40,508	106,129
Shareholder services fee--Investment A Shares	6,117	8,784	2,894	9,683
Shareholder services fee--Investment B Shares	10,416	4,606	--	3,821
Share registration costs	16,498	16,734	12,081	18,504
Printing and postage	6,686	3,989	1,398	3,863
Insurance premiums	4,393	3,223	2,417	3,219
Compliance Service fees	2,296	1,396	494	1,362
Other	3,234	1,961	692	1,913

Total expenses	1,092,321	724,071	199,421	660,331

Net investment income (loss)	(151,099)	(199,803)	(35,930)	(143,232)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized gain (loss) on investment transactions	2,529,481	3,404,256	1,757,205	4,109,749
Net realized gain (loss) on option transactions	--	--	--	--
Net realized gain (loss) on foreign currency transactions	--	--	--	(26,443)

Net realized gain (loss) on investments, options and foreign currency transactions	2,529,481	3,404,256	1,757,205	4,083,306
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities In foreign currency	(1,581,910)	285,569	466,279	297,406

Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	947,571	3,689,825	2,223,484	4,380,712

Change in net assets resulting from operations	$796,472	$3,490,022	$2,187,554	$4,237,480

(1) Net of foreign dividend taxes withheld of $2,728.

(See notes which are an integral part of the Financial Statements)

Huntington Fixed Income Securities Fund	Huntington Intermediate Government Income Fund	Huntington Michigan Tax-Free Fund	Huntington Mortgage Securities Fund	Huntington Ohio Tax- Free Fund	Huntington Short/Intermediate Fixed Income Securities Fund

$102,295	$--	$2,206	$27,622	$5,030	$--
41,777	29,379	--	36,208	--	26,546
3,932,447	2,614,479	498,816	1,885,433	999,876	2,266,243
9,346	491	--	467	--	14

4,085,865	2,644,349	501,022	1,949,730	1,004,906	2,292,803

426,818	272,046	65,594	210,428	125,817	285,920
72,560	46,249	11,152	35,773	21,389	48,607
42,683	27,205	6,560	21,043	12,582	28,593
22,194	14,146	3,411	10,942	6,542	14,867
24,895	15,883	3,868	12,273	7,394	16,703
3,363	2,144	517	1,658	991	2,252
11,409	7,381	1,963	5,625	3,502	8,246
5,183	3,304	803	2,627	1,571	3,480
50,362	36,856	22,088	32,022	30,593	32,556
2,153	2,789	5,926	2,114	2,928	1,777
11,012	1,840	2,259	2,533	5,356	--
207,586	132,621	26,117	102,255	58,195	141,184
2,153	2,789	5,926	2,114	2,928	1,777
3,671	613	753	844	1,785	--
15,055	14,914	15,260	15,574	14,650	10,799
7,145	4,572	1,114	3,445	2,146	4,936
4,594	3,745	2,423	3,271	2,752	3,929
2,429	1,548	373	1,198	716	1,627
3,426	2,182	555	1,689	1,011	2,297

918,691	592,827	176,662	467,428	302,848	609,550

3,167,174	2,051,522	324,360	1,482,302	702,058	1,683,253

(1,528,620)	(368,118)	(103,017)	283,194	(41,284)	(779,140)
--	--	--	5,400	--	--
--	--	--	--	--	--

(1,528,620)	(368,118)	(103,017)	288,594	(41,284)	(779,140)
(3,813,609)	(2,354,450)	(363,767)	(1,157,677)	(830,035)	(67,736)

(5,342,229)	(2,722,568)	(466,784)	(869,083)	(871,319)	(846,876)

$(2,175,055)	$(671,046)	$(142,424)	$613,219	$(169,261)	$836,377

Statements of Changes in Net Assets

	Huntington Florida Tax-Free Money Fund		Huntington Money Market Fund
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$370,227	$373,395	$14,336,940	$15,886,815
Net realized gain (loss) on investments, options and foreign currency transactions	(4,861)	(4,189)	--	(7,224)
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	--	--	--	--

Change in net assets resulting from operations	365,366	369,206	14,336,940	15,879,591

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(254,862)	(288,951)	(9,194,874)	(10,255,711)
Investment A Shares	(115,365)	(84,444)	(4,359,111)	(4,679,191)
Investment B Shares	--	--	(894)	(1,410)
Interfund Shares	--	--	(786,210)	(946,354)
From net realized gain on investments:
Trust Shares	--	--	--	--
Investment A Shares	--	--	--	--
Investment B Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(370,227)	(373,395)	(14,341,089)	(15,882,666)

Capital Transactions--
Proceeds from sale of shares	33,363,130	65,663,571	1,256,061,289	2,007,586,542
Distributions reinvested	5,209	12,866	1,910,419	2,529,886
Cost of shares redeemed	(35,349,009)	(57,894,824)	(1,292,882,172)	(1,905,629,035)

Change in net assets resulting from capital transactions	(1,980,670)	7,781,613	(34,910,464)	104,487,393

Change in net assets	(1,985,531)	7,777,424	(34,914,613)	104,484,318
Net Assets:
Beginning of period	34,303,758	26,526,334	792,225,054	687,740,736

End of period	$32,318,227	$34,303,758	$757,310,441	$792,225,054

Accumulated net investment income (loss) included in net assets at end of period	$2	$2	$--	$4,149

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Municipal Money Market Fund		Huntington U.S. Treasury Money Market Fund		Huntington Dividend Capture Fund
Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

(unaudited)		(unaudited)		(unaudited)
$1,982,421	$2,434,368	$10,912,254	$12,559,036	$1,807,230	$4,683,149
(8,390)	(25,291)	--	(3,714)	4,587,678	4,073,212
--	--	--	--	(1,429,025)	(4,790,382)

1,974,031	2,409,077	10,912,254	12,555,322	4,965,883	3,965,979

(882,434)	(1,192,038)	(9,415,055)	(11,508,808)	(1,652,039)	(3,845,926)
(1,099,987)	(1,242,330)	(1,497,199)	(1,054,231)	(160,418)	(363,703)
--	--	--	--	(235,014)	(604,441)
--	--	--	--	--	--

--	--	--	--	(443,712)	(5,225,965)
--	--	--	--	(46,280)	(526,608)
--	--	--	--	(80,588)	(963,767)

(1,982,421)	(2,434,368)	(10,912,254)	(12,563,039)	(2,618,051)	(11,530,410)

285,005,639	433,193,592	1,132,606,390	2,124,774,779	11,109,136	48,834,817
122,377	204,835	977,657	1,133,279	1,614,185	6,740,733
(217,500,189)	(429,112,515)	(1,076,273,525)	(1,994,375,400)	(9,038,814)	(31,816,221)

67,627,827	4,285,912	57,310,522	131,532,658	3,684,507	23,759,329

67,619,437	4,260,621	57,310,522	131,524,941	6,032,339	16,194,898
181,398,776	177,138,155	585,388,466	453,863,525	120,723,993	104,529,096

$249,018,213	$181,398,776	$642,698,988	$585,388,466	$126,756,332	$120,723,994

$--	$--	$(4,002)	$(4,002)	$(320,112)	$--

Statements of Changes in Net Assets

	Huntington Growth Fund		Huntington Income Equity Fund
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$171,731	$153,428	$1,990,610	$4,209,954
Net realized gain (loss) on investments, options and foreign currency transactions	22,161,625	26,215,925	16,234,544	14,636,575
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(23,070,870)	(22,291,837)	(13,024,694)	(12,276,932)

Change in net assets resulting from operations	(737,514)	4,077,516	5,200,460	6,569,597

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	(179,453)	(1,847,155)	(3,997,747)
Investment A Shares	--	--	(53,104)	(104,747)
Investment B Shares	--	--	(49,907)	(107,270)
From net realized gains on investments:
Trust Shares	(10,768,259)	(13,180,350)	(649,660)	(14,278,780)
Investment A Shares	(480,606)	(585,019)	(21,027)	(440,051)
Investment B Shares	(293,286)	(344,202)	(28,518)	(605,207)

Change in net assets resulting from distributions to shareholders	(11,542,151)	(14,289,024)	(2,649,371)	(19,533,802)

Capital Transactions--
Proceeds from sale of shares	13,106,376	27,006,689	9,834,505	23,854,653
Distributions reinvested	5,600,768	6,676,016	1,195,276	8,608,951
Cost of shares redeemed	(23,952,066)	(40,902,225)	(18,976,843)	(30,009,002)

Change in net assets resulting from capital transactions	(5,244,922)	(7,219,520)	(7,947,062)	2,454,602

Change due to capital contributions	--	--	--	--
Change in net assets	(17,524,587)	(17,431,028)	(5,395,973)	(10,509,603)
Net Assets:
Beginning of period	252,587,369	270,018,397	208,549,991	219,059,594

End of period	$235,062,782	$252,587,369	$203,154,018	$208,549,991

Accumulated net investment income (loss) included in net assets at end of period	$145,857	$13,951	$40,634	$190

(See notes which are an integral part of the Financial Statements)

Huntington International Equity Fund		Huntington Macro 100 Fund		Huntington Mid Corp America Fund
Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

(unaudited)		(unaudited)		(unaudited)
$1,402,286	$1,073,168	$(45,712)	$(80,948)	$(151,099)	$94,775
10,681,849	8,786,578	845,622	1,086,536	2,529,481	2,578,667
10,358,824	13,477,847	(761,766)	736,923	(1,581,910)	13,949,221

22,442,959	23,337,593	38,144	1,742,511	796,472	16,622,663

--	(1,229,476)	--	--	(3,641)	(91,134)
(7)	(13,803)	--	--	--	--
--	(982)	--	--	--	--

(1,034,549)	(5,335,328)	(1,089)	(927,484)	--	--
(16,928)	(69,767)	(83)	(74,081)	--	--
(7,419)	(34,664)	(62)	(55,809)	--	--

(1,058,903)	(6,684,020)	(1,234)	(1,057,374)	(3,641)	(91,134)

35,792,533	54,884,650	16,257,653	11,683,555	9,396,119	23,310,870
429,158	2,512,184	742	717,713	1,285	32,576
(10,566,829)	(17,607,422)	(2,251,092)	(4,045,701)	(13,079,399)	(27,708,308)

25,654,862	39,789,412	14,007,303	8,355,567	(3,681,995)	(4,364,862)

51,729	--	--	--	--	--
47,090,647	56,442,985	14,044,213	9,040,704	(2,889,164)	12,166,667

193,750,983	137,307,998	28,819,216	19,778,512	160,374,838	148,208,171

$240,841,630	$193,750,983	$42,863,429	$28,819,216	$157,485,674	$160,374,838

$1,367,187	$35,092	$(43,890)	$1,822	$(151,099)	$3,641

Statements of Changes in Net Assets

	Huntington New Economy Fund		Huntington Rotating Markets Fund
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$(199,803)	$(345,809)	$(35,930)	$155,479
Net realized gain (loss) on investments, options and foreign currency transactions	3,404,256	2,821,723	1,757,205	570,341
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	285,569	6,795,835	466,279	2,018,528

Change in net assets resulting from operations	3,490,022	9,271,749	2,187,554	2,744,348

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	--	--	--	(152,438)
Investment A Shares	--	--	--	(5,600)
Investment B Shares	--	--	--	--
From net realized gain on investments:
Trust Shares	(1,593,650)	(898,037)	--	--
Investment A Shares	(135,841)	(64,556)	--	--
Investment B Shares	(70,233)	(39,280)	--	--

Change in net assets resulting from distributions to shareholders	(1,799,724)	(1,001,873)	--	(158,038)

Capital Transactions--
Proceeds from sale of shares	16,453,582	26,417,607	7,327,319	5,623,442
Distributions reinvested	1,169,542	669,979	--	88,375
Cost of shares redeemed	(6,236,474)	(9,274,559)	(1,202,175)	(2,379,909)

Change in net assets resulting from capital transactions	11,386,650	17,813,027	6,125,144	3,331,908

Change in net assets	13,076,948	26,082,903	8,312,698	5,918,218
Net Assets:
Beginning of period	89,007,452	62,924,549	31,160,022	25,241,804

End of period	$102,084,400	$89,007,452	$39,472,720	$31,160,022

Accumulated net investment income (loss) included in net assets at end of period	$(545,611)	$--	$(38,488)	$--

(See notes which are an integral part of the Financial Statements)

Huntington Situs Small Cap Fund		Huntington Fixed Income Securities Fund
				Huntington Intermediate Government Income Fund
Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

(unaudited)		(unaudited)		(unaudited)
$(143,232)	$(324,512)	$3,167,174	$5,973,170	$2,051,522	$3,704,086
4,083,306	3,984,987	(1,528,620)	(54,589)	(368,118)	107,823
297,406	7,347,257	(3,813,609)	(2,849,095)	(2,354,450)	(2,466,051)

4,237,480	11,007,732	(2,175,055)	3,069,486	(671,046)	1,345,858

--	--	(3,168,211)	(5,949,200)	(2,029,375)	(3,629,807)
--	--	(30,701)	(63,046)	(39,941)	(131,523)
--	--	(45,011)	(90,215)	(7,543)	(14,891)

(1,284,853)	(2,418,594)	--	(534,760)	(12,858)	(13,125)
(144,473)	(142,792)	--	(6,090)	(224)	(506)
(49,445)	(82,178)	--	(10,478)	(58)	(68)

(1,478,771)	(2,643,564)	(3,243,923)	(6,653,789)	(2,089,999)	(3,789,920)

20,180,535	28,671,029	21,091,000	33,236,818	9,661,612	34,270,886
910,259	1,633,441	1,373,804	3,095,245	875,594	1,645,855
(10,768,272)	(11,622,019)	(15,381,190)	(27,568,349)	(10,908,682)	(17,056,452)

10,322,522	18,682,451	7,083,614	8,763,714	(371,476)	18,860,289

13,081,231	27,046,619	1,664,636	5,179,411	(3,132,521)	16,416,227

87,918,346	60,871,727	173,531,078	168,351,667	111,356,832	94,940,605

$100,999,577	$87,918,346	$175,195,714	$173,531,078	$108,224,311	$111,356,832

$(523,468)	$(1,504)	$(94,479)	$(111,436)	$(97,471)	$(3,548)

Statements of Changes in Net Assets

	Huntington Michigan Tax-Free Fund		Huntington Mortgage Securities Fund
	Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$324,360	$692,402	$1,482,302	$2,554,945
Net realized gain (loss) on investments, options and foreign currency transactions	(103,017)	24,094	288,594	304,724
Net change in unrealized appreciation/depreciation of investments, options and translation of assets and liabilities in foreign currency	(363,767)	(484,900)	(1,157,677)	(1,342,075)

Change in net assets resulting from operations	(142,424)	231,596	613,219	1,517,594

Distributions to Shareholders--
From and/or in excess of net investment income:
Trust Shares	(253,937)	(575,244)	(1,483,681)	(2,646,220)
Investment A Shares	(51,811)	(106,525)	(27,964)	(50,048)
Investment B Shares	(5,094)	(10,633)	(9,395)	(17,964)
From net realized gain on investments:
Trust Shares	--	(89,535)	(67,975)	(77,081)
Investment A Shares	--	(18,942)	(1,322)	(1,697)
Investment B Shares	--	(2,407)	(552)	(678)

Change in net assets resulting from distributions to shareholders	(310,842)	(803,286)	(1,590,889)	(2,793,688)

Capital Transactions--
Proceeds from sale of shares	1,102,896	6,493,408	4,346,788	31,270,278
Distributions reinvested	61,392	170,431	796,540	1,287,983
Cost of shares redeemed	(4,569,630)	(9,929,449)	(3,626,786)	(13,400,526)

Change in net assets resulting from capital transactions	(3,405,342)	(3,265,610)	1,516,542	19,157,735

Change in net assets	(3,858,608)	(3,837,300)	538,872	17,881,641
Net Assets:
Beginning of period	27,648,916	31,486,216	84,473,049	66,591,408

End of period	$23,790,308	$27,648,916	$85,011,921	$84,473,049

Accumulated net investment income (loss) included in net assets at end of period	$13,518	$--	$(157,071)	$1,559

(See notes which are an integral part of the Financial Statements)

Huntington Ohio Tax-Free Fund
		Huntington Short/Intermediate Fixed Income Securities Fund
Six Months Ended June 30, 2006	Year Ended December 31, 2005	Six Months Ended June 30, 2006	Year Ended December 31, 2005

(unaudited)		(unaudited)
$702,058	$1,410,382	$1,683,253	$3,796,850
(41,284)	485,915	(779,140)	(637,996)
(830,035)	(1,459,702)	(67,736)	(2,386,854)

(169,261)	436,595	836,377	772,000

(656,802)	(1,287,905)	(1,664,182)	(3,704,504)
(30,416)	(92,811)	(19,072)	(92,345)
(14,840)	(29,667)	--	--

--	(493,439)	--	--
--	(35,219)	--	--
--	(16,415)	--	--

(702,058)	(1,955,456)	(1,683,254)	(3,796,849)

5,582,340	5,033,346	4,137,769	24,635,808
68,466	222,470	624,344	1,472,357
(6,819,530)	(12,369,353)	(16,499,974)	(55,199,217)

(1,168,724)	(7,113,537)	(11,737,861)	(29,091,052)

(2,040,043)	(8,632,398)	(12,584,738)	(32,115,901)

50,317,650	58,950,048	122,596,790	154,712,691

$48,277,607	$50,317,650	$110,012,052	$122,596,790

$(1)	$(1)	$(1,058)	$(1,058)

Financial Highlights

Money Market Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Total distributions

TRUST SHARES
Huntington Florida Tax-Free Money Fund
2001	$1.00	0.02	0.02	(0.02)	(0.02)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(4)	--	--(4)	--
2004	$1.00	--(4)	--	--(4)	--
2005	$1.00	0.01	0.01	(0.01)	(0.01)
2006(6)	$1.00	0.01	0.01	(0.01)	(0.01)
Huntington Money Market Fund
2001	$1.00	0.03	0.03	(0.03)	(0.03)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(4)	--	--(4)	--
2004	$1.00	0.01	0.01	(0.01)	(0.01)
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(6)	$1.00	0.02	0.02	(0.02)	(0.02)
Huntington Ohio Municipal Money Market Fund
2001	$1.00	0.02	0.02	(0.02)	(0.02)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(4)	--	--(4)	--
2004	$1.00	--(4)	--	--(4)	--
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(6)	$1.00	0.01	0.01	(0.01)	(0.01)
Huntington U.S. Treasury Money Market Fund
2001	$1.00	0.03	0.03	(0.03)	(0.03)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(4)	--	--(4)	--
2004	$1.00	0.01	0.01	(0.01)	(0.01)
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(6)	$1.00	0.02	0.02	(0.02)	(0.02)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(4) Amount is less than $0.005.

(5) Amount of the waiver is less than .005%

(6) Six months ended June 30, 2006 (unaudited).

(7) Not annualized.

(8) Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

$1.00	2.14%	0.78%	2.23%	0.83%	2.18%	$ 26,050
$1.00	0.61%	0.98%	0.59%	0.98%	0.59%	$ 20,357
$1.00	0.25%	0.85%	0.25%	0.97%	0.13%	$ 19,539
$1.00	0.32%	0.90%	0.34%	1.00%	0.24%	$ 19,247
$1.00	1.46%	0.92%	1.44%	0.96%	1.40%	$ 22,388
$1.00	1.15%(7)	0.94%(8)	2.29%(8)	0.94%(8)	2.29%(8)	$ 20,579

$1.00	3.45%(3)	0.71%	3.41%	0.76%	3.36%	$717,115
$1.00	0.96%	0.81%	0.95%	0.81%	0.95%	$423,189
$1.00	0.33%	0.82%	0.33%	0.83%	0.32%	$366,116
$1.00	0.53%	0.83%	0.53%	0.83%	0.53%	$440,112
$1.00	2.39%	0.81%	2.39%	0.82%	2.38%	$537,134
$1.00	1.91%(7)	0.81%(8)	3.82%(8)	0.81%(8)	3.82%(8)	$448,423

$1.00	2.26%	0.73%	2.25%	0.79%	2.19%	$ 81,745
$1.00	0.78%	0.85%	0.78%	0.85%	0.78%	$ 75,508
$1.00	0.31%	0.83%	0.31%	0.86%	0.28%	$ 67,509
$1.00	0.40%	0.86%	0.37%	0.86%	0.37%	$ 71,891
$1.00	1.60%	0.83%	1.60%	0.85%	1.58%	$ 84,799
$1.00	1.21%(7)	0.84%(8)	2.43%(8)	0.84%(8)	2.43%(8)	$ 69,012

$1.00	3.35%	0.62%	3.30%	0.67%	3.25%	$460,993
$1.00	1.02%	0.73%	0.99%	0.73%	0.99%	$534,133
$1.00	0.35%	0.73%	0.34%	0.75%	0.32%	$542,771
$1.00	0.51%	0.74%	0.49%	0.74%	0.49%	$402,817
$1.00	2.31%	0.74%	2.32%	0.74%(5)	2.32%(5)	$499,718
$1.00	1.87%(7)	0.73%(8)	3.75%(8)	0.73%(8)	3.75%(8)	$554,820

Financial Highlights

Money Market Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Total distributions

INVESTMENT A SHARES
Huntington Florida Tax-Free Money Fund
2001	$1.00	0.02	0.02	(0.02)	(0.02)
2002	$1.00	--	--	--	--
2003	$1.00	--(8)	--	--(8)	--
2004	$1.00	--(8)	--	--(8)	--
2005	$1.00	0.01	0.01	(0.01)	(0.01)
2006(9)	$1.00	0.01	0.01	(0.01)	(0.01)
Huntington Money Market Fund
2001	$1.00	0.03	0.03	(0.03)	(0.03)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(8)	--	--(8)	--
2004	$1.00	--(8)	--	--(8)	--
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(9)	$1.00	0.02	0.02	(0.02)	(0.02)
Huntington Ohio Municipal Money Market Fund
2001	$1.00	0.02	0.02	(0.02)	(0.02)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(8)	--	--(8)	--
2004	$1.00	--(8)	--	--(8)	--
2005	$1.00	0.01	0.01	(0.01)	(0.01)
2006(9)	$1.00	0.01	0.01	(0.01)	(0.01)
Huntington U.S. Treasury Money Market Fund
2001	$1.00	0.03	0.03	(0.03)	(0.03)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	--(8)	--	--(8)	--
2004	$1.00	--(8)	--	--(8)	--
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(9)	$1.00	0.02	0.02	(0.02)	(0.02)
INVESTMENT B SHARES
Huntington Money Market Fund
2001	$1.00	0.03	0.03	(0.03)	(0.03)
2002	$1.00	--	--	--	--
2003	$1.00	0.01	0.01	(0.01)	(0.01)
2004	$1.00	0.01	0.01	(0.01)	(0.01)
2005	$1.00	0.02	0.02	(0.02)	(0.02)
2006(9)	$1.00	0.02	0.02	(0.02)	(0.02)
INTERFUND SHARES
Huntington Money Market Fund
2001(6)	$1.00	0.01	0.01	(0.01)	(0.01)
2002	$1.00	0.01	0.01	(0.01)	(0.01)
2003	$1.00	0.01	0.01	(0.01)	(0.01)
2004	$1.00	0.01	0.01	(0.01)	(0.01)
2005	$1.00	0.03	0.03	(0.03)	(0.03)
2006(9)	$1.00	0.02	0.02	(0.02)	(0.02)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Amount of the waiver is less than .005%

(6) Reflects operations for the period from September 4, 2001 (date of initial public investment) to December 31, 2001.

(7) The payments by affiliates had no impact on total return for the year ended December 31, 2001.

(8) Amount is less than $0.005.

(9) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

		Ratios to average net assets

Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)

$1.00
	1.89%	1.03%	1.96%	1.08%	1.91%	$ 21,193
$1.00	0.37%	1.24%	0.36%	1.24%	0.36%	$ 5,921
$1.00
	0.24%	0.85%	0.24%	1.22%	(0.13)%	$ 7,584
$1.00
	0.25%	0.97%	0.25%	1.25%	(0.03)%	$ 7,279
$1.00
	1.21%	1.17%	1.17%	1.21%	1.13%	$ 11,916
$1.00
	1.02%(3)	1.19%(4)	2.05%(4)	1.19%(4)	2.05%(4)	$ 11,739

$1.00
	3.20%(7)	0.96%	3.13%	1.01%	3.08%	$430,582
$1.00
	0.70%	1.06%	0.70%	1.06%	0.70%	$292,379
$1.00
	0.24%	0.91%	0.24%	1.08%	0.07%	$244,477
$1.00
	0.39%	0.95%	0.38%	1.08%	0.25%	$217,570
$1.00
	2.13%	1.06%	2.11%	1.07%	2.10%	$219,767
$1.00
	1.78%(3)	1.06%(4)	3.59%(4)	1.06%(4)	3.59%(4)	$273,044

$1.00
	2.00%	0.98%	1.95%	1.04%	1.89%	$160,703
$1.00
	0.53%	1.10%	0.54%	1.10%	0.54%	$123,208
$1.00
	0.24%	0.90%	0.24%	1.11%	0.03%	$101,383
$1.00
	0.29%	0.98%	0.27%	1.11%	0.14%	$105,247
$1.00
	1.35%	1.08%	1.33%	1.10%	1.31%	$ 96,600
$1.00
	1.09%(3)	1.09%	2.19%	1.09%	2.19%	$180,007

$1.00
	3.09%	0.87%	3.11%	0.92%	3.06%	$ 37,561
$1.00
	0.77%	0.98%	0.74%	0.98%	0.74%	$ 51,545
$1.00
	0.25%	0.84%	0.25%	1.00%	0.09%	$ 36,443
$1.00
	0.38%	0.97%	0.34%	0.99%	0.32%	$ 51,046
$1.00
	2.05%	0.99%	2.09%	0.99%(5)	2.09%(5)	$ 85,671
$1.00
	1.75%(3)	0.98%(4)	3.50%(4)	0.98%(4)	3.50%(4)	$ 87,879

$1.00
	2.62%(7)	1.51%	2.64%	1.51%	2.64%	$ 18
$1.00
	0.24%	1.47%	0.22%	1.56%	0.13%	$ 151
$1.00
	0.52%	0.63%	0.54%	0.67%	0.50%	$ 64
$1.00
	0.78%	0.58%	0.75%	1.58%	(0.25)%	$ 54
$1.00
	2.38%	0.81%	2.39%	1.56%	1.64%	$ 58
$1.00
	1.53%(3)	1.56%(4)	3.07%(4)	0.04%(4)	4.60%(4)	$ 59

$1.00
	0.77%(3)	0.51%(4)	1.88%(4)	0.51%	1.88%	$ 20,591
$1.00
	1.21%	0.56%	1.18%	0.56%	1.18%	$ 26,711
$1.00	0.57%	0.58%	0.56%	0.58%	0.56%	$ 26,196
$1.00	0.78%	0.58%	0.82%	0.58%	0.82%	$ 30,004
$1.00	2.64%	0.56%	2.64%	0.57%	2.63%	$ 35,266
$1.00	2.04%(3)	0.56%(4)	4.06%(4)	0.56%(4)	4.06%(4)	$ 35,784

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington Dividend Capture Fund
2001(6)	$10.00	0.51	(3)	0.20	0.71	(0.60)	--
2002	$10.11	0.49		(0.49)	--	(0.49)	--
2003	$ 9.62	0.45		1.49	1.94	(0.45)	--
2004	$11.11	0.48		0.98	1.46	(0.47)	(0.51)
2005	$11.59	0.46		(0.11)	0.35	(0.47)	(0.61)
2006(10)	$10.86	0.17		0.28	0.45	(0.19)	(0.05)
Huntington Growth Fund
2001	$50.58	(0.04	)(3)	(8.43)	(8.47)	--	--
2002	$42.11	(0.05)		(9.34)	(9.39)	--	--
2003	$32.72	0.03		6.23	6.26	(0.02)	--
2004	$38.96	0.10		2.88	2.98	(0.09)	(0.72)
2005	$41.13	0.04		0.64	0.68	(0.03)	(2.26)
2006(10)	$39.52	0.03		(0.21)	(0.18)	--	(1.88)
Huntington Income Equity Fund
2001	$35.29	1.13		(0.48)	0.65	(1.12)	(0.49)
2002	$34.33	1.06		(5.31)	(4.25)	(1.06)	(0.09)
2003	$28.93	0.96		4.95	5.91	(0.99)	(1.27)
2004	$32.58	0.59		3.37	3.96	(0.59)	(2.67)
2005	$33.28	0.65		0.36	1.01	(0.65)	(2.38)
2006(10)	$31.26	0.31		0.46	0.77	(0.30)	(0.11)
Huntington International Equity Fund
2001(6)	$10.00	(0.04	)(3)	(2.27)	(2.31)	(0.01)	--
2002	$ 7.68	(0.01)		(1.01)	(1.02)	--	--
2003	$ 6.66	0.06		2.26	2.32	(0.05)	--
2004	$ 8.93	0.04		1.75	1.79	(0.05)	--
2005	$10.67	0.06		1.49	1.55	(0.08)	(0.35)
2006(10)	$11.79	0.07		1.26	1.33	--	(0.06)
Huntington Macro 100 Fund
2004(7)	$10.00	0.02		1.21	1.23	(0.03)	--
2005	$11.20	(0.03)		0.57	0.54	--	(0.43)
2006(10)	$11.31	(0.01)		0.18	0.17	--	--(9)
Huntington Mid Corp America Fund
2001(6)	$10.00	--	(3)	0.44	0.44	(0.03)	(0.01)
2002	$10.40	(0.03)		(1.34)	(1.37)	--	--
2003	$ 9.03	(0.01)		2.84	2.83	--	--
2004	$11.86	(0.03)		2.09	2.06	--	(0.02)
2005	$13.90	0.02		1.56	1.58	(0.01)	--
2006(10)	$15.47	(0.01)		0.07	0.06	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(8) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(9) Amount is less than $0.005 per share.

(10) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(8)

(0.60)
	$10.11
		7.27%(4)	1.78%(5)	5.78%(5)	1.79%(5)	5.77%(5)	$ 17,089	172%
(0.49)
	$ 9.62
		(0.04)%	1.66%	5.04%	1.66%	5.04%	$ 24,361	88%
(0.45)
	$11.11
		20.75%	1.41%	4.54%	1.41%	4.54%	$ 47,464	108%
(0.98)
	$11.59
		13.52%	1.36%	4.34%	1.36%	4.34%	$ 80,182	101%
(1.08)
	$10.86
		3.10%	1.31%	4.07%	1.32%	4.06%	$ 92,819	131%
(0.24)
	$11.07
		4.14%(4)	1.31%(5)	3.03%(5)	1.31%(5)	3.03%(5)	$ 99,216	50%

--
	$42.11
		(16.75)%	1.07%	(0.10)%	1.12%	0.05%	$242,249	12%
--
	$32.72
		(22.30)%	1.18%	(0.15)%	1.18%	(0.15)%	$189,356	15%
(0.02)
	$38.96
		19.15%	1.17%	0.09%	1.17%	0.09%	$241,401	8%
(0.81)
	$41.13
		7.65%	1.16%	0.23%	1.16%	0.23%	$252,371	12%
(2.29)
	$39.52
		1.51%	1.14%	0.09%	1.15%	0.08%	$235,916	20%
(1.88)
	$37.46
		(0.51)%(4)	1.15(5)	0.17%(5)	1.15%(5)	0.17%(5)	$219,687	15%

(1.61)
	$34.33
		1.84%	1.05%	3.18%	1.10%	3.13%	$210,870	33%
(1.15)
	$28.93
		(12.62)%	1.18%	3.32%	1.18%	3.32%	$176,885	29%
(2.26)
	$32.58
		21.00%	1.17%	3.20%	1.17%	3.20%	$201,272	85%
(3.26)
	$33.28
		13.16%	1.17%	1.83%	1.17%	1.83%	$205,577	35%
(3.03)
	$31.26
		3.04%	1.15%	1.98%	1.15%	1.19%	$193,906	33%
(0.41)
	$31.62
		2.47%(4)	1.15%(5)	1.97%(5)	1.15%(5)	1.97%(5)	$188.714	28%

(0.01)
	$ 7.68
		(23.11)%(4)	2.20%(5)	(0.57)%(5)	2.21%(5)	(0.58)%(5)	$ 24,099	121%
--
	$ 6.66
		(13.28)%	1.84%	(0.14)%	1.84%	(0.14)%	$ 48,795	68%
(0.05)
	$ 8.93
		34.83%	1.66%	0.87%	1.66%	0.87%	$ 86,795	48%
(0.05)
	$10.67
		20.06%	1.60%	0.51%	1.60%	0.51%	$135,845	31%
(0.43)
	$11.79
		14.48%	1.58%	0.69%	1.58%	0.69%	$190,087	21%
(0.06)
	$13.06
		11.17%(4)	1.55%(5)	1.25%(5)	1.55%(5)	1.25%(5)	$234,889	13%

(0.03)
	$11.20
		12.29%(4)	1.91%(5)	0.38%(5)	1.91%	0.38%(5)	$ 18,129	--
(0.43)
	$11.31
		4.72%	1.51%	(0.27)%	1.51%	(0.27)%	$ 25,145	87%
--
	$11.48
		1.51%	1.45%(5)	(0.21)%(5)	1.45%	(0.21)%	$ 38,471	57%

(0.04)
	$10.40
		4.39%(4)	1.43%(5)	0.02%(5)	1.44%(5)	0.01%(5)	$ 53,001	11%
--
	$ 9.03
		(13.17)%	1.42%	(0.33)%	1.42%	(0.33)%	$ 89,248	16%
--
	$11.86
		31.34%	1.34%	(0.09)%	1.34%	(0.09)%	$134,668	29%
(0.02)
	$13.90
		17.40%	1.33%	(0.20)%	1.33%	(0.20)%	$137,759	4%
(0.01)
	$15.47
		11.36%	1.31%	0.11%	1.32%	0.10%	$147,477	7%

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions from paid in capital		Distributions to shareholders from net realized gain on investment transactions

TRUST SHARES
Huntington New Economy Fund
2001(8)	$10.00	(0.03	)(3)	0.16	0.13	--	(0.02	)(10)	--
2002	$10.11	(0.08)		(1.28)	(1.36)	--	--		--
2003	$ 8.75	(0.07)		3.13	3.06	--	--		(0.01)
2004	$11.80	(0.10)		2.64	2.54	--	--		--
2005	$14.34	(0.06)		1.82	1.76	--	--		(0.18)
2006(12)	$15.92	(0.02)		0.67	0.65	--	--		(0.30)
Huntington Rotating Markets Fund
2001(7)	$10.00	(0.04	)(3)	(0.97)	(1.01)	--	--		--
2002	$ 8.99	(0.04)		(1.39)	(1.43)	--	--		--
2003	$ 7.56	0.04		1.85	1.89	(0.04)	--		--
2004	$ 9.41	0.05		1.07	1.12	(0.05)	--		--
2005	$10.48	0.06		0.93	0.99	(0.06)	--		--
2006(12)	$11.41	(0.01)		0.79	0.78	--	--		--
Huntington Situs Small Cap Fund
2002(9)	$10.00	--		0.22	0.22	--	--		--
2003	$10.22	(0.05)		3.65	3.60	--	--		(0.01)
2004	$13.81	(0.06)		3.68	3.62	--	--		(0.34)
2005	$17.09	(0.07)		2.83	2.76	--	--		(0.61)
2006(12)	$19.24	(0.02)		0.96	0.94	--	--		(0.30)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Does not include the effect of expenses of underlying fund.

(7) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(9) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(10) Represents a return of capital for federal income tax purposes.

(11) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(12) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(11)

(0.02)	$10.11	1.35%(4)	1.96%(5)	(0.38)%(5)	1.98%(5)	(0.40)%(5)	$10,444	45%
--	$ 8.75	(13.45)%	1.90%	(1.13)%	1.94%	(1.17)%	$22,478	39%
(0.01)	$11.80	34.93%	1.56%	(0.79)%	1.56%	(0.79)%	$39,364	83%
--	$14.34	21.53%	1.52%	(0.88)%	1.52%	(0.88)%	$59,263	28%
(0.18)	$15.92	12.27%	1.46%	(0.42)%	1.46%	(0.42)%	$79,794	61%
(0.30)	$16.27	4.04%(4)	1.43%(5)	(0.36)%(5)	1.43%(5)	(0.36)%(5)	$90,508	17%

--	$ 8.99	(10.10)%(4)	2.06%(5)(6)	(0.58)%(5)(6)	(2.06)%(5)(6)	(0.58)%(5)(6)	$ 4,962	--
--	$ 7.56	(15.91)%	1.52%	(0.54)%	1.52%	(0.54)%	$14,740	102%
(0.04)	$ 9.41	25.00%	1.28%	0.52%	1.28%	0.52%	$19,937	206%
(0.05)	$10.48	11.89%	1.22%	0.53%	1.22%	0.53%	$23,613	86%
(0.06)	$11.41	9.44%	1.17%	0.58%	1.17%	0.58%	$29,249	48%
--	$12.19	6.84%(4)	1.13%(5)	(0.19)%(5)	1.13%(5)	(0.19)%(5)	$36,885	21%

--	$10.22	2.20%(4)	2.29%(5)	(1.30)%(5)	2.29%(5)	(1.30)%(5)	$13,249	9%
(0.01)	$13.81	35.18%	1.68%	(0.49)%	1.68%	(0.49)%	$30,067	19%
(0.34)	$17.09	26.23%	1.43%	(0.45)%	1.43%	(0.45)%	$57,942	16%
(0.61)	$19.24	16.20%	1.36%	(0.41)%	1.36%	(0.41)%	$80,212	14%
(0.30)	$19.88	4.89%(4)	1.34%(5)	(0.26)%(5)	1.34%(5)	(0.26)%(5)	$87,218	10%

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)		Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES
Huntington Dividend Capture Fund
2001(6)	$10.00	0.48	(3)	0.21	0.69	(0.58)	--
2002	$10.11	0.47		(0.50)	(0.03)	(0.47)	--
2003	$ 9.61	0.39		1.54	1.93	(0.43)	--
2004	$11.11	0.48		0.94	1.42	(0.43)	(0.51)
2005	$11.59	0.42		(0.10)	0.32	(0.44)	(0.61)
2006(10)	$10.86	0.15		0.28	0.43	(0.17)	(0.05)
Huntington Growth Fund
2001	$50.43	(0.16	)(3)	(8.40)	(8.56)	--	--
2002	$41.87	(0.15)		(9.26)	(9.41)	--	--
2003	$32.46	(0.05)		6.17	6.12	--	--
2004	$38.58	(0.02)		2.86	2.84	--	(0.72)
2005	$40.70	(0.07)		0.64	0.57	--	(2.26)
2006(10)	$39.01	(0.02)		(0.20)	(0.22)	--	(1.88)
Huntington Income Equity Fund
2001	$35.31	1.05		(0.49)	0.56	(1.04)	(0.49)
2002	$34.34	0.99		(5.31)	(4.32)	(0.98)	(0.09)
2003	$28.95	0.89		4.94	5.83	(0.92)	(1.27)
2004	$32.59	0.50		3.38	3.88	(0.51)	(2.67)
2005	$33.29	0.56		0.37	0.93	(0.57)	(2.38)
2006(10)	$31.27	0.27		0.47	0.74	(0.27)	(0.11)
Huntington International Equity Fund
2001(6)	$10.00	0.01	(3)	(2.34)	(2.33)	(0.01)	--
2002	$ 7.66	(0.04)		(0.99)	(1.03)	--	--
2003	$ 6.63	0.04		2.24	2.28	(0.02)	--
2004	$ 8.89	--		1.76	1.76	(0.01)	--
2005	$10.64	0.03		1.49	1.52	(0.07)	(0.35)
2006(10)	$11.74	0.05		1.26	1.31	--	(0.06)
Huntington Macro 100 Fund
2004(7)	$10.00	0.01		1.19	1.20	(0.02)	--
2005	$11.18	(0.04)		0.55	0.51	--	(0.43)
2006(10)	$11.26	(0.03)		0.19	0.16	--	-- (9)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(8) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(9) Amount is less than 0.005 per share.

(10) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(8)

(0.58)	$10.11	7.10	%(4)	2.03%(5)	5.34%(5)	2.04%(5)	5.33%(5)	$ 1,125	172%
(0.47)	$ 9.61	(0.40)%		1.91%	4.74%	1.91%	4.74%	$ 1,337	88%
(0.43)	$11.11	20.62%		1.65%	4.24%	1.65%	4.24%	$12,408	108%
(0.94)	$11.59	13.20%		1.62%	3.84%	1.62%	3.84%	$ 7,793	101%
(1.05)	$10.86	2.85%		1.56%	3.82%	1.58%	3.80%	$10,177	131%
(0.22)	$11.07	4.01	%(4)	1.56%(5)	2.77%(5)	1.56%(5)	2.77%(5)	$10,110	50%

--	$41.87	(16.97)%		1.32%	(0.36)%	1.37%	(0.41)%	$11,899	12%
--	$32.46	(22.47)%		1.49%	(0.42)%	1.49%	(0.42)%	$ 8,728	15%
--	$38.58	18.85%		1.42%	(0.16)%	1.42%	(0.16)%	$11,754	8%
(0.72)	$40.70	7.36%		1.41%	(0.04)%	1.41%	(0.04)%	$11,317	12%
(2.26)	$39.01	1.26%		1.39%	(0.17)%	1.40%	(0.18)%	$10,598	20%
(1.88)	$36.91	(0.62	)%(4)	1.40%(5)	(0.08)%(5)	1.40% (5)	(0.08)%(5)	$ 9,647	15%

(1.53)	$34.34	1.55%		1.30%	2.93%	1.35%	2.87%	$ 2,053	33%
(1.07)	$28.95	(12.81)%		1.43%	3.08%	1.43%	3.08%	$ 2,007	29%
(2.19)	$32.59	20.69%		1.42%	2.85%	1.42%	2.85%	$ 3,684	85%
(3.18)	$33.29	12.88%		1.42%	1.59%	1.42%	1.59%	$ 5,226	35%
(2.95)	$31.27	2.80%		1.40%	1.72%	1.40%	1.72%	$ 6,197	33%
(0.38)	$31.63	2.34	%(4)	1.40%(5)	1.71%(5)	1.40%(5)	1.71%(5)	$ 6,234	28%

(0.01)	$ 7.66	(23.32	)%(4)	2.45%(5)	0.07%(5)	2.46%(5)	0.06%(5)	$ 34	121%
--	$ 6.63	(13.45)%		2.05%	(0.66)%	2.05%	(0.66)%	$ 101	68%
(0.02)	$ 8.89	34.43%		1.90%	0.55%	1.90%	0.55%	$ 505	48%
(0.01)	$10.64	19.84%		1.85%	0.02%	1.85%	0.02%	$ 808	31%
(0.42)	$11.74	14.22%		1.81%	0.39%	1.81%	0.39%	$ 2,463	21%
(0.06)	$12.99	11.14	%(4)	1.80%(5)	1.05%(5)	1.68%(5)	1.05%(5)	$ 4,238	13%

(0.02)	$11.18	12.03	%(4)	2.19%(5)	0.35%(5)	2.19%(5)	0.35%(5)	$ 841	--
(0.43)	$11.26	4.46%		1.76%	(0.52)%	1.76%	(0.52)%	$ 2,152	87%
--	$11.42	1.42	%(4)	1.70%(5)	(0.48)%(5)	1.70%(5)	(0.48)%(5)	$ 2,528	57%

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (loss)

				Net realized and unrealized gain (loss) investments

					Total from investment operations

						Distributions to shareholders from and/or in excess of net investment income

							Distributions from paid in capital

								Distributions to shareholders from net realized gain on investment transactions

INVESTMENT A SHARES
Huntington Mid Corp America Fund
2001(7)	$10.00	(0.03	)(3)	0.43	0.40	(0.02)	--	(0.01)
2002	$10.37	(0.04)		(1.35)	(1.39)	--	--	--
2003	$ 8.98	(0.02)		2.81	2.79	--	--	--
2004	$11.77	(0.06)		2.06	2.00	--	--	(0.02)
2005	$13.75	(0.02)		1.54	1.52	--	--	--
2006(12)	$15.27	(0.03)		0.08	0.05	--	--	--
Huntington New Economy Fund
2001(7)	$10.00	(0.07	)(3)	0.20	0.13	--	(0.02)(9)	--
2002	$10.11	(0.08)		(1.31)	(1.39)	--	--	--
2003	$ 8.72	(0.07)		3.09	3.02	--	--	(0.01)
2004	$11.73	(0.18)		2.68	2.50	--	--	--
2005	$14.23	(0.05)		1.74	1.69	--	--	(0.18)
2006(12)	$15.74	(0.03)		0.66	0.63	--	--	(0.30)
Huntington Rotating Markets Fund
2001(6)	$10.00	(0.04	)(3)	(0.99)	(1.03)	--	--	--
2002	$ 8.97	(0.05)		(1.39)	(1.44)	--	--	--
2003	$ 7.53	0.02		1.83	1.85	(0.02)	--	--
2004	$ 9.36	0.03		1.06	1.09	(0.03)	--	--
2005	$10.42	0.03		0.93	0.96	(0.03)	--	--
2006(12)	$11.35	(0.02)		0.77	0.75	--	--	--
Huntington Situs Small Cap Fund
2002(8)	$10.00	--		0.21	0.21	--	--	--
2003	$10.21	(0.04)		3.61	3.57	--	--	(0.01)
2004	$13.77	(0.08)		3.65	3.57	--	--	(0.34)
2005	$17.00	(0.07)		2.76	2.69	--	--	(0.61)
2006(12)	$19.08	0.01		0.90	0.91	--	--	(0.30)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from May 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(8) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Does not include the effect of expenses of underlying fund.

(11) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(12) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

				Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(11)

(0.03)	$10.37	4.01	%(4)	1.68%(5)	(0.35)%(5)	1.69%(5)	(0.36)%(5)	$ 283	11%
--	$ 8.98	(13.40)%		1.66%	(0.55)%	1.66%	(0.55)%	$ 870	16%
--	$11.77	31.07%		1.60%	(0.33)%	1.60%	(0.33)%	$ 3,325	29%
(0.02)	$13.75	17.02%		1.58%	(0.45)%	1.58%	(0.45)%	$ 3,180	4%
--	$15.27	11.05%		1.56%	(0.14)%	1.57%	(0.15)%	$ 4,646	7%
--	$15.32	0.33	%(4)	1.56%(5)	(0.39)%(5)	1.56%(5)	(0.39)%(5)	$ 4,833	3%

(0.02)	$10.11	1.28	%(4)	2.21%(5)	(0.81)%(5)	2.23%(5)	(0.83)%(5)	$ 128	45%
--	$ 8.72	(13.75)%		2.13%	(1.34)%	2.17%	(1.38)%	$ 339	39%
(0.01)	$11.73	34.59%		1.80%	(1.03)%	1.80%	(1.03)%	$ 1,154	83%
--	$14.23	21.31%		1.77%	(1.15)%	1.77%	(1.15)%	$ 1,292	28%
(0.18)	$15.74	11.87%		1.71%	(0.64)%	1.71%	(0.64)%	$ 5,804	61%
(0.30)	$16.07	3.96	%(4)	1.68%	(0.60)%	1.68%	(0.60)%	$ 7,722	17%

--	$ 8.97	(10.30	)%(4)	2.31%(5)(10)	(0.63)%(5)(10)	2.31%(5)(10)	(0.63)%(5)(10)	$ 298	--
--	$ 7.53	(16.05)%		1.78%	(0.82)%	1.78% (10)	(0.82)%(10)	$ 648	102%
(0.02)	$ 9.36	24.62%		1.54%	0.32%	1.54% (10)	0.32% (10)	$ 1,258	206%
(0.03)	$10.42	11.61%		1.47%	0.31%	1.47% (10)	0.31% (10)	$ 1,629	86%
(0.30)	$11.35	9.24%		1.42%	0.30%	1.42% (10)	0.30% (10)	$ 1,911	48%
--	$12.10	6.61	%(4)	1.38%(5)	(0.44)%(5)	1.38%(5)	(0.44)%(5)	$ 2,587	21%

--	$10.21	2.10	%(4)	2.25%(5)	(1.41)%(5)	2.25%(5)	(1.41)%(5)	$ 10	9%
(0.01)	$13.77	34.92%		1.87%	(0.75)%	1.87%	(0.75)%	$ 499	19%
(0.34)	$17.00	25.94%		1.68%	(0.69)%	1.68%	(0.69)%	$ 1,302	16%
(0.61)	$19.08	15.87%		1.61%	(0.66)%	1.61%	(0.66)%	$ 5,073	14%
(0.30)	$19.69	4.77	%(4)	1.58%(5)	(0.47)%(5)	1.58%(5)	(0.47)%(5)	$10,437	10%

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions

INVESTMENT B SHARES
Huntington Dividend Capture Fund
2001(6)	$10.00	0.44(3)	0.20	0.64	(0.54)	--
2002	$10.10	0.42	(0.49)	(0.07)	(0.42)	--
2003	$ 9.61	0.37	1.50	1.87	(0.38)	--
2004	$11.10	0.39	0.97	1.36	(0.38)	(0.51)
2005	$11.57	0.37	(0.12)	0.25	(0.38)	(0.61)
2006(10)	$10.83	0.13	0.28	0.41	(0.15)	(0.05)
Huntington Growth Fund
2001	$50.17	(0.40)(3)	(8.33)	(8.73)	--	--
2002	$41.44	(0.24)	(9.24)	(9.48)	--	--
2003	$31.96	(0.19)	6.02	5.83	--	--
2004	$37.79	(0.19)	2.78	2.59	--	(0.72)
2005	$39.66	(0.26)	0.62	0.36	--	(2.26)
2006(10)	$37.76	(0.11)	(0.19)	(0.30)	--	(1.88)
Huntington Income Equity Fund
2001	$35.20	0.83	(0.46)	0.37	(0.79)	(0.49)
2002	$34.29	0.82	(5.30)	(4.48)	(0.84)	(0.09)
2003	$28.88	0.74	4.93	5.67	(0.79)	(1.27)
2004	$32.49	0.34	3.37	3.71	(0.35)	(2.67)
2005	$33.18	0.40	0.36	0.76	(0.41)	(2.38)
2006(10)	$31.15	0.19	0.47	0.66	(0.19)	(0.11)
Huntington International Equity Fund
2001(6)	$10.00	(0.13)(3)	(2.22)	(2.35)	(0.01)	--
2002	$ 7.64	(0.04)	(1.02)	(1.06)	--	--
2003	$ 6.58	--	2.22	2.22	(0.01)	--
2004	$ 8.79	(0.02)	1.70	1.68	--	--
2005	$10.47	--	1.44	1.44	(0.01)	(0.35)
2006(10)	$11.55	0.03	1.22	1.25	--	(0.06)
Huntington Macro 100 Fund
2004(7)	$10.00	(0.01)	1.18	1.17	--	--
2005	$11.17	(0.09)	0.55	0.46	--	(0.43)
2006(10)	$11.20	(0.05)	0.18	0.13	--	-- (11)
Huntington Mid Corp America Fund
2001(6)	$10.00	(0.08)(3)	0.44	0.36	(0.01)	(0.01)
2002	$10.34	(0.07)	(1.36)	(1.43)	--	--
2003	$ 8.91	(0.07)	2.78	2.71	--	--
2004	$11.62	(0.11)	2.02	1.91	--	(0.02)
2005	$13.51	(0.09)	1.51	1.42	--	--
2006(10)	$14.93	(0.07)	0.07	--	--	--

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from April 30, 2004 (date of initial public investment) to December 31, 2004.

(8) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(9) Amount is less than $0.005 per share.

(10) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(8)

(0.54)	$10.10
		6.57%(4)	2.54%(5)	4.80%(5)	2.54%(5)	4.80%(5)	$ 1,920	172%
(0.42)	$ 9.61	(0.78)%	2.41%	4.42%	2.41%	4.42%	$ 5,001	88%
(0.38)	$11.10	19.90%	2.16%	3.78%	2.16%	3.78%	$12,374	108%
(0.89)	$11.57	12.61%	2.11%	3.53%	2.11%	3.53%	$16,554	101%
(0.99)	$10.83	2.25%	2.06%	3.31%	2.08%	3.29%	$17,728	131%
(0.20)	$11.04	3.77%	2.06%(5)	2.27%(5)	2.06%(5)	2.27%(5)	$17,430	50%

--	$41.44
		(17.40)%	1.87%	(0.92)%	1.87%	(0.92)%	$ 1,634	12%
--	$31.96
		(22.88)%	1.93%	(0.88)%	1.93%	(0.88)%	$ 3,084	15%
--	$37.79
		18.24%	1.92%	(0.65)%	1.92%	(0.65)%	$ 5,220	8%
(0.72)	$39.66
		6.85%	1.91%	(0.51)%	1.91%	(0.51)%	$ 6,331	12%
(2.26)	$37.76
		0.76%	1.89%	(0.66)%	1.90%	(0.67)%	$ 6,073	20%
(1.88)	$35.58
		(0.85)%(4)	1.90%(5)	(0.58)%(5)	1.90%(5)	(0.58)%(5)	$ 5,729	15%

(1.28)	$34.29
		1.04%	1.85%	2.15%	1.85%	2.15%	$ 909	33%
(0.93)	$28.88
		(13.27)%	1.93%	2.67%	1.93%	2.67%	$ 3,802	29%
(2.06)	$32.49
		20.08%	1.92%	2.38%	1.92%	2.38%	$ 6,534	85%
(3.02)	$33.18
		12.33%	1.82%	1.00%	1.82%	1.00%	$ 8,257	35%
(2.79)	$31.15
		2.28%	1.90%	1.22%	1.90%	1.22%	$ 8,447	33%
(0.30)	$31.51
		2.10%(4)	1.90%(5)	1.22%(5)	1.90%(5)	1.22%(5)	$ 8,206	28%

(0.01)	$ 7.64
		(23.55)%(4)	2.96%(5)	(1.80)%(5)	2.96%(5)	(1.80)%(5)	$ 77	121%
--	$ 6.58
		(13.87)%	2.59%	(0.88)%	2.59%	(0.88)%	$ 179	68%
(0.01)	$ 8.79
		33.77%	2.41%	0.02%	2.41%	(0.02)%	$ 405	48%
--	$10.47
		19.11%	2.35%	(0.23)%	2.35%	(0.23)%	$ 655	31%
(0.36)	$11.55
		13.73%	2.33%	(0.07)%	2.33%	(0.07)%	$ 1,201	21%
(0.06)	$12.74
		10.80%(4)	2.30%(5)	0.54%(5)	2.30%(5)	0.54%(5)	$ 1,714	13%

--	$11.17
		11.70%(4)	2.70%(5)	(0.24)%(5)	2.70%(5)	(0.24)%(5)	$ 809	--
(0.43)	$11.20
		4.02%	2.26%	(1.02)%	2.26%	(1.02)%	$ 1,523	87%
--	$11.33
		1.16%(4)	2.20%(5)	(0.97)%(5)	2.20%(5)	(0.97)%(5)	$ 1,864	57%

(0.02)	$10.34
		3.58%(4)	2.19%(5)	(0.92)%(5)	2.19%(5)	(0.92)%(5)	$ 1,097	11%
--	$ 8.91
		(13.83)%	2.16%	(1.06)%	2.16%	(1.06)%	$ 3,082	16%
--	$11.62
		30.42%	2.09%	(0.84)%	2.09%	(0.84)%	$ 5,439	29%
(0.02)	$13.51
		16.46%	2.08%	(0.94)%	2.08%	(0.94)%	$ 7,269	4%
--	$14.93
		10.51%	2.06%	(0.64)%	2.07%	(0.65)%	$ 8,252	7%
--	$14.93
		--(4)	2.06%(5)	(0.89)%(5)	2.06%(5)	(0.89)%(5)	$ 8,148	3%

Financial Highlights

Equity Funds
(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, beginning of period

		Net investment income (loss)

			Net realized and unrealized gain (loss) investments

				Total from investment operations

					Distributions from paid in capital

							Distributions to shareholders from net realized gain on investment transactions

INVESTMENT B SHARES
Huntington New Economy Fund
2001(6)	$10.00	(0.13)(3)	0.19	0.06	(0.01	)(9)	--
2002	$10.05	(0.14)	(1.28)	(1.42)	--		--
2003	$ 8.63	(0.13)	3.07	2.94	--		(0.01)
2004	$11.56	(0.19)	2.57	2.38	--		--
2005	$13.94	(0.15)	1.74	1.59	--		(0.18)
2006(10)	$15.35	(0.08)	0.65	0.57	--		(0.30)
Huntington Situs Small Cap Fund
2002(7)	$10.00	--	0.20	0.20	--		--
2003	$10.20	(0.08)	3.57	3.49	--		(0.01)
2004	$13.68	(0.13)	3.59	3.46	--		(0.34)
2005	$16.80	(0.18)	2.74	2.56	--		(0.61)
2006(10)	$18.75	(0.07)	0.92	0.85	--		(0.30)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Reflects operations for the period from March 1, 2001 (date of initial public investment) to December 31, 2001.

(7) Reflects operations for the period from September 30, 2002 (date of initial public investment) to December 31, 2002.

(8) Represents a return of capital for federal income tax purposes.

(9) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(10) Six months ended June 30, 2006 (unaudited).

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Total distributions	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(9)

(0.01)	$10.05	0.57%(4)	2.73%(5)	(1.52)%(5)	2.73%(5)	(1.52)%(5)	$ 460	45%
--	$ 8.63	(14.13)%	2.65%	(1.88)%	2.69%	(1.92)%	$ 908	39%
(0.01)	$11.56	34.02%	2.30%	(1.53)%	2.30%	(1.53)%	$1,642	83%
--	$13.94	20.59%	2.27%	(1.63)%	2.27%	(1.63)%	$2,369	28%
(0.18)	$15.35
		11.40%	2.21%	(1.17)%	2.21%	(1.17)%	$3,410	61%
(0.30)	$15.62
		3.67%(4)	2.18%(5)	(1.11)%(5)	2.18%(5)	(1.11)%(5)	$3,855	17%

--	$10.20	2.00%(4)	3.00%(5)	(2.05)%(5)	3.00%(5)	(2.05)%(5)	$ 88	9%
(0.01)	$13.68	34.17%	2.40%	(1.25)%	2.40%	(1.25)%	$ 555	19%
(0.34)	$16.80	25.31%	2.18%	(1.18)%	2.18%	(1.18)%	$1,627	16%
(0.61)	$18.75	15.28%	2.11%	(1.16)%	2.11%	(1.16)%	$2,633	14%
(0.30)	$19.30	4.48%(4)	2.09%(5)	(1.00)%(5)	2.09%(5)	(1.00)%(5)	$3,345	10%

Financial Highlights

Fixed Income Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

TRUST SHARES
Huntington Fixed Income Securities Fund
2001	$20.25	1.12	0.12	1.24	(1.11)	--	(1.11)
2002	$20.77	0.98	0.52	1.50	(1.00)	--	(1.00)
2003	$21.27	0.82	0.16	0.98	(0.83)	--	(0.83)
2004	$21.42	0.73	(0.09)	0.64	(0.74)	(0.09)	(0.83)
2005	$21.23	0.76	(0.37)	0.39	(0.76)	(0.07)	(0.83)
2006(8)	$20.79	0.38	(0.64)	(0.26)	(0.39)	--	(0.39)
Huntington Intermediate Government Income Fund
2001	$10.22	0.54(3)	0.01	0.55	(0.52)	--	(0.52)
2002	$10.43	0.46	0.50	0.96	(0.47)	--	(0.47)
2003	$10.92	0.37	(0.23)	0.14	(0.39)	(0.02)	(0.41)
2004	$10.65	0.36	(0.08)	0.28	(0.37)	(0.04)	(0.41)
2005	$10.52	0.37	(0.23)	0.14	(0.38)	--	(0.38)
2006(8)	$10.28	0.19	(0.26)	(0.07)	(0.19)	--(11)	(0.19)
Huntington Michigan Tax-Free Fund
2001	$10.71	0.43	(0.02)	0.41	(0.42)	(0.24)	(0.66)
2002	$10.46	0.34	0.50	0.84	(0.35)	(0.03)	(0.38)
2003	$10.92	0.28	0.10	0.38	(0.29)	(0.05)	(0.34)
2004	$10.96	0.27	(0.17)	0.10	(0.27)	(0.03)	(0.30)
2005	$10.76	0.24	(0.15)	0.09	(0.24)	(0.04)	(0.28)
2006(8)	$10.57	0.14	(0.19)	(0.05)	(0.13)	--	(0.13)
Huntington Mortgage Securities Fund
2000	$ 7.86	0.49	0.25	0.74	(0.49)	--	(0.49)
2001	$ 8.11	0.44	0.20	0.64	(0.43)	--	(0.43)
2002	$ 8.32	0.38	0.24	0.62	(0.39)	--	(0.39)
2003	$ 8.55	0.24	0.35	0.59	(0.32)	--	(0.32)
2004	$ 8.82	0.29	0.22	0.51	(0.31)	--	(0.31)
2005	$ 9.02	0.29	(0.12)	0.17	(0.31)	(0.01)	(0.32)
2006(8)	$ 8.87	0.03	0.04	0.07	(0.16)	(0.01)	(0.17)
Huntington Ohio Tax-Free Fund
2001	$21.32	0.84	(0.08)	0.76	(0.84)	(0.29)	(1.13)
2002	$20.95	0.73	0.96	1.69	(0.73)	(0.04)	(0.77)
2003	$21.87	0.60	0.14	0.74	(0.60)	(0.11)	(0.71)
2004	$21.90	0.57	(0.24)	0.33	(0.57)	(0.16)	(0.73)
2005	$21.50	0.54	(0.37)	0.17	(0.54)	(0.22)	(0.76)
2006(8)	$20.91	0.28	(0.36)	(0.08)	(0.28)	--	(0.28)
Huntington Short/Intermediate Fixed Income Securities Fund
2001	$19.52	1.07	(0.13)	0.94	(1.06)	--	(1.06)
2002	$19.77	0.87	0.11	0.98	(0.88)	--	(0.88)
2003	$19.87	0.62	0.01	0.63	(0.62)	--	(0.62)
2004	$19.88	0.50	(0.32)	0.18	(0.50)	--	(0.50)
2005	$19.56	0.51	(0.41)	0.10	(0.51)	--	(0.51)
2006(8)	$19.15	0.25	(0.11)	0.14	(0.28)	--	(0.28)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Total return would have been 6.37% without the payments by affiliates. See note L of Notes to Financial Statements.

(5) Total return would have been 5.52% without the payments by affiliates. See note L of Notes to Financial Statements.

(6) Total return would have been 4.95% without the payments by affiliates. See note L of Notes to Financial Statements.

(7) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(8) Six months ended June 30, 2006 (unaudited).

(9) Not annualized.

(10) Computed on annualized basis.

(11) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Payments by affiliates	Net Asset Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(7)

0.39	$20.77	8.30%(4)	0.97%	5.44%	1.01%	5.40%	$149,588	149%
--	$21.27	7.45%	1.08%	4.74%	1.08%	4.74%	$146,976	54%
--	$21.42	4.65%	1.08%	3.78%	1.08%	3.78%	$166,215	73%
--	$21.23	3.07%	1.08%	3.46%	1.08%	3.46%	$162,998	53%
--	$20.79	1.86%	1.07%	3.55%	1.07%	3.55%	$168,764	59%
--	$20.14	(1.27)%(9)	1.06%(10)	3.73%(10)	1.06%(10)	3.73%(10)	$170,663	36%

0.18	$10.43	7.28%(5)	0.99%	5.05%	1.04%	5.00%	$ 69,700	64%
--	$10.92	9.46%	1.10%	4.38%	1.10%	4.38%	$ 81,232	60%
--	$10.65	1.34%	1.10%	3.45%	1.10%	3.45%	$ 81,671	78%
--	$10.52	2.67%	1.11%	3.37%	1.11%	3.37%	$ 90,288	43%
--	$10.28	1.33%	1.09%	3.55%	1.10%	3.54%	$107,166	34%
--	$10.02	(0.65)%(9)	1.08%(10)	3.78%(10)	1.08%(10)	3.78%(10)	$105,889	18%

--	$10.46	3.89%	1.08%	3.93%	1.13%	3.88%	$ 16,374	100%
--	$10.92	8.15%	1.33%	3.24%	1.33%	3.24%	$ 18,268	27%
--	$10.96	3.57%	1.27%	2.66%	1.27%	2.66%	$ 23,854	17%
--	$10.76	0.94%	1.29%	2.44%	1.29%	2.44%	$ 24,589	17%
--	$10.57	0.88%	1.24%	2.27%	1.26%	2.25%	$ 22,195	49%
--	$10.39	(0.50)%(9)	1.28%(10)	2.53%(10)	1.28%(10)	2.53%(10)	$ 18,932	12%

--	$ 8.11	9.87%	0.76%	6.24%	0.85%	6.15%	$ 31,849	9%
--	$ 8.32	8.14%	1.03%	5.37%	1.08%	5.32%	$ 35,938	25%
--	$ 8.55	7.61%	1.19%	4.46%	1.19%	4.46%	$ 46,313	63%
--	$ 8.82	7.02%	1.14%	2.82%	1.14%	2.82%	$ 43,928	71%
--	$ 9.02	5.86%	1.16%	3.45%	1.16%	3.45%	$ 64,853	38%
--	$ 8.87	1.96%	1.12%	3.34%	1.12%	3.34%	$ 81,950	29%
--	$ 8.77	0.75%(9)	1.10%(10)	2.53%(10)	1.10%(10)	0.62%(10)	$ 82,720	15%

--	$20.95	3.60%	1.00%	3.95%	1.05%	3.90%	$ 42,276	39%
--	$21.87	8.20%	1.17%	3.39%	1.17%	3.39%	$ 52,160	28%
--	$21.90	3.42%	1.16%	2.72%	1.16%	2.72%	$ 55,450	20%
--	$21.50	1.52%	1.17%	2.63%	1.17%	2.63%	$ 52,565	13%
--	$20.91	0.85%	1.16%	2.56%	1.17%	2.55%	$ 45,571	45%
--	$20.55	(0.34)%(9)	1.17%(10)	2.82%(10)	1.17%(10)	2.82%(10)	$ 45,007	8%

0.37	$19.77	6.84%(6)	0.93%	5.39%	0.98%	5.34%	$113,552	65%
--	$19.87	5.08%	1.07%	4.41%	1.07%	4.41%	$121,093	58%
--	$19.88	3.18%	1.07%	3.05%	1.07%	3.05%	$155,883	51%
--	$19.56	0.91%	1.07%	2.53%	1.07%	2.53%	$150,175	54%
--	$19.15	0.54%	1.06%	2.65%	1.06%	2.65%	$119,090	31%
--	$19.01	0.73%(9)	1.06%(10)	2.59%(10)	1.06%(10)	2.59%(10)	$109,263	15%

Financial Highlights

Fixed Income Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT A SHARES
Huntington Fixed Income Securities Fund
2001	$20.25	1.12	0.07	1.19	(1.06)	--	(1.06)
2002	$20.77	0.94	0.50	1.44	(0.95)	--	(0.95)
2003	$21.26	0.76	0.17	0.93	(0.77)	--	(0.77)
2004	$21.42	0.68	(0.09)	0.59	(0.69)	(0.09)	(0.78)
2005	$21.23	0.71	(0.37)	0.33	(0.71)	(0.07)	(0.78)
2006(10)	$20.78	0.35	(0.63)	(0.28)	(0.36)	--	(0.36)
Huntington Intermediate Government Income Fund
2001	$10.22	0.51(3)	0.01	0.52	(0.49)	--	(0.49)
2002	$10.43	0.44	0.50	0.94	(0.45)	--	(0.45)
2003	$10.92	0.35	(0.23)	0.12	(0.37)	(0.02)	(0.39)
2004	$10.65	0.33	(0.07)	0.26	(0.35)	(0.04)	(0.39)
2005	$10.52	0.34	(0.23)	0.11	(0.35)	--	(0.35)
2006(10)	$10.28	0.17	(0.25)	(0.08)	(0.18)	--(13)	(0.18)
Huntington Michigan Tax-Free Fund
2001	$10.71	0.39	(0.01)	0.38	(0.39)	(0.24)	(0.63)
2002	$10.46	0.32	0.50	0.82	(0.32)	(0.03)	(0.35)
2003	$10.93	0.26	0.09	0.35	(0.27)	(0.05)	(0.32)
2004	$10.96	0.24	(0.17)	0.07	(0.24)	(0.03)	(0.27)
2005	$10.76	0.22	(0.15)	0.07	(0.22)	(0.04)	(0.26)
2006(10)	$10.57	0.12	(0.19)	(0.07)	(0.11)	--	(0.11)
Huntington Mortgage Securities Fund
2001	$ 8.14	0.42	0.20	0.62	(0.41)	--	(0.41)
2002	$ 8.35	0.36	0.24	0.60	(0.37)	--	(0.37)
2003	$ 8.58	0.17	0.39	0.56	(0.28)	--	(0.28)
2004	$ 8.86	0.28	0.21	0.49	(0.28)	--	(0.28)
2005	$ 9.07	0.26	(0.11)	0.15	(0.29)	(0.01)	(0.30)
2006(10)	$ 8.92	0.61	(0.55)	0.06	(0.15)	(0.01)	(0.16)
Huntington Ohio Tax-Free Fund
2001	$21.31	0.79	(0.08)	0.71	(0.79)	(0.29)	(1.08)
2002	$20.94	0.68	0.96	1.64	(0.68)	(0.04)	(0.72)
2003	$21.86	0.54	0.13	0.67	(0.54)	(0.11)	(0.65)
2004	$21.88	0.52	(0.23)	0.29	(0.52)	(0.16)	(0.68)
2005	$21.49	0.49	(0.37)	0.12	(0.49)	(0.22)	(0.71)
2006(10)	$20.90	0.27	(0.36)	(0.09)	(0.27)	--	(0.27)
Huntington Short/Intermediate Fixed Income Securities Fund
2003(8)	$20.08	0.32	(0.19)	0.13	(0.32)	--	(0.32)
2004	$19.89	0.45	(0.33)	0.12	(0.45)	--	(0.45)
2005	$19.56	0.46	(0.40)	0.06	(0.46)	--	(0.46)
2006(10)	$19.16	3.37	(3.26)	0.11	(0.26)	--	(0.26)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Per share information presented is based upon the monthly average number of shares outstanding due to large fluctuations in the number of shares outstanding during the period.

(4) Not annualized.

(5) Computed on an annualized basis.

(6) Total return would have been 6.11% without the payments by affiliates. See note L of Notes to Financial Statements.

(7) Total return would have been 5.25% without the payments by affiliates. See note L of Notes to Financial Statements.

(8) Reflects operations for the period from May 9, 2003 (date of initial public investment) to December 31, 2003.

(9) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(10) Six months ended June 30, 2006 (unaudited).

(11) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Payments by affiliates	Net Asset, Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(9)

0.39	$20.77	8.04%(6)	1.22%	5.18%	1.26%	5.14%	$1,205	149%
--	$21.26	7.14%	1.33%	4.47%	1.33%	4.47%	$1,512	54%
--	$21.42	4.43%	1.33%	3.47%	1.33%	3.47%	$2,532	73%
--	$21.23	2.81%	1.33%	3.22%	1.33%	3.22%	$2,314	53%
--	$20.78	156%	1.32%	3.36%	1.32%	--	$1,699	59%
--	$20.14	(1.35)%(4)	1.31%(5)	3.47%(5)	1.31%(5)	3.47%(5)	$1,704	36%

0.18	$10.43	7.01%(7)	1.24%	4.80%	1.29%	4.75%	$1,706	64%
--	$10.92	9.17%	1.35%	3.89%	1.35%	3.89%	$6,766	60%
--	$10.65	1.09%	1.35%	3.18%	1.35%	3.18%	$7,486	78%
--	$10.52	2.42%	1.36%	3.16%	1.36%	3.16%	$4,182	43%
--	$10.28	1.08%	1.34%	3.30%	1.35%	3.29%	$3,707	34%
--	$10.02	(0.77)%(4)	1.34%(5)	3.53%(5)	1.19%(5)	3.53%(5)	$1,851	18%

--	$10.46	3.63%	1.33%	3.70%	1.38%	3.65%	$5,023	100%
--	$10.93	7.98%	1.58%	2.99%	1.58%	2.99%	$5,209	27%
--	$10.96	3.21%	1.52%	2.40%	1.52%	2.40%	$6,241	17%
--	$10.76	0.69%	1.54%	2.19%	1.54%	2.03%	$6,108	17%
--	$10.57	0.63%	1.49%	2.03%	1.51%	2.01%	$4,838	49%
--	$10.39	(0.63)%(4)	1.53%(5)	2.29%(5)	1.53%(5)	2.29%(5)	$4,271	12%

--	$ 8.35	7.85%	1.28%	5.12%	1.33%	5.07%	$ 826	25%
--	$ 8.58	7.30%	1.44%	4.07%	1.44%	4.07%	$2,859	63%
--	$ 8.86	6.71%	1.37%	2.74%	1.37%	2.74%	$1,214	71%
--	$ 9.07	5.66%	1.40%	3.18%	1.40%	3.18%	$1,257	38%
--	$ 8.92	1.68%	1.36%	2.03%	1.36%	2.03%	$1,823	29%
--	$ 8.82	0.61%(4)	1.35%(5)	2.29%(5)	1.35%(5)	13.64%(5)	$1,658	15%

--	$20.94	3.35%	1.25%	3.63%	1.29%	3.59%	$1,923	39%
--	$21.86	7.94%	1.43%	3.11%	1.43%	3.11%	$3,292	28%
--	$21.88	3.11%	1.41%	2.45%	1.41%	2.45%	$5,913	20%
--	$21.49	1.32%	1.42%	2.39%	1.42%	2.32%	$4,657	13%
--	$20.90	0.59%	1.41%	2.32%	1.42%	2.31%	$3,222	45%
--	$20.54	(0.46)%(4)	1.43%	2.60%	1.43%	2.60%	$1,960	8%

--	$19.89	0.65%(4)	1.31%(5)	2.47%(5)	1.31%(5)	2.47%	$8,061	51%
--	$19.56	0.60%	1.32%	2.29%	1.32%	2.29%	$4,538	54%
--	$19.16	0.34%	1.31%	2.41%	1.31%	2.41%	$3,506	31%
--	$19.01	0.56%(4)	1.33%(5)	19.92%(5)	1.33%(5)	19.92%(5)	$ 749	15%

Financial Highlights

Fixed Income Funds
(For a share outstanding throughout each period)

Year ended December 31,	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) investments	Total from investment operations	Distributions to shareholders from and/or in excess of net investment income	Distributions to shareholders from net realized gain on investment transactions	Total distributions

INVESTMENT B SHARES
Huntington Fixed Income Securities Fund
2001	$20.25	0.63	0.44	1.07	(0.96)	--	(0.96)
2002	$20.75	0.83	0.50	1.33	(0.85)	--	(0.85)
2003	$21.23	0.65	0.17	0.82	(0.66)	--	(0.66)
2004	$21.39	0.58	(0.09)	0.49	(0.59)	(0.09)	(0.68)
2005	$21.20	0.60	(0.38)	0.22	(0.60)	(0.07)	(0.67)
2006(11)	$20.75	0.30	(0.63)	(0.33)	(0.31)	--	(0.31)
Huntington Intermediate Government Income Fund
2003	$10.99	0.17	(0.30)	(0.13)	(0.18)	(0.02)	(0.20)
2004	$10.66	0.28	(0.09)	0.19	(0.29)	(0.04)	(0.33)
2005	$10.52	0.29	(0.23)	0.06	(0.30)	--	(0.30)
2006(11)	$10.28	--	(0.26)	(0.26)	(0.15)	--(12)	--
Huntington Michigan Tax-Free Fund
2003(7)	$11.11	0.12	(0.11)	0.01	(0.12)	(0.05)	(0.17)
2004	$10.95	0.19	(0.17)	0.02	(0.19)	(0.03)	(0.22)
2005	$10.75	0.16	(0.14)	0.02	(0.16)	(0.04)	(0.20)
2006(11)	$10.57	0.10	(0.20)	(0.10)	(0.09)	--	(0.09)
Huntington Mortgage Securities Fund
2003(8)	$ 8.70	0.13	0.17	0.30	(0.17)	--	(0.17)
2004	$ 8.83	0.23	0.21	0.44	(0.25)	--	(0.25)
2005	$ 9.02	0.22	(0.12)	0.10	(0.24)	(0.01)	(0.25)
2006(11)	$ 8.87	(0.01)	0.05	0.04	(0.12)	(0.01)	(0.13)
Huntington Ohio Tax-Free Fund
2003(9)	$21.97	0.27	0.02	0.29	(0.27)	(0.11)	(0.38)
2004	$21.88	0.41	(0.23)	0.18	(0.41)	(0.16)	(0.57)
2005	$21.49	0.39	(0.37)	0.02	(0.39)	(0.22)	(0.61)
2006(11)	$20.90	0.21	(0.36)	(0.15)	(0.21)	--	(0.21)

(1) Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.

(2) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(3) Not annualized.

(4) Computed on an annualized basis.

(5) Total return would have been 5.46% without the payments by affiliates. See note L of Notes to Financial Statements.

(6) Reflects operations for the period from May 12, 2003 (date of initial public investment) to December 31, 2003.

(7) Reflects operations for the period from May 19, 2003 (date of initial public investment) to December 31, 2003.

(8) Reflects operations for the period from May 13, 2003 (date of initial public investment) to December 31, 2003.

(9) Reflects operations for the period from May 2, 2003 (date of initial public investment) to December 31, 2003.

(10) Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(11) Six months ended June 30, 2006 (unaudited).

(12) Amount is less than $0.005.

(See notes which are an integral part of the Financial Statements)

			Ratios to average net assets

Payments by affiliates	Net Asset, Value, end of period	Total return(1)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)	Ratio of Net Investment Income (Loss) (Prior to Reimbursements) to Average Net Assets(2)	Net Assets, end of period (000 omitted)	Portfolio turnover rate(10)

0.39	$20.75	7.39%(5)	1.76%	4.39%	4.39%	4.39%	$ 472	149%
--	$21.23	6.59%	1.82%	3.88%	3.88%	3.88%	$1,852	58%
--	$21.39	3.92%	1.83%	2.99%	2.99%	2.49%	$3,212	73%
--	$21.20	2.31%	1.83%	2.72%	2.72%	2.72%	$3,040	53%
--	$20.75	1.06%	1.82%	2.80%	2.80%	2.97%	$3,068	59%
--	$20.11	(1.59)%(3)	1.81%(4)	2.97%(4)	1.81%(4)	2.97%(4)	$2,829	36%

--	$10.66	(1.13)%(3)	1.86%(4)	2.41%(4)	1.86%	2.41%	$ 492	78%
--	$10.52	1.81%	1.86%	2.62%	1.86%	2.62%	$ 470	43%
--	$10.28	0.57%	1.84%	2.79%	1.85%	2.78%	$ 484	34%
--	$10.02	(1.02)%(3)	1.83%(4)	3.03%(4)	1.83%(4)	3.03%(4)	$ 485	18%

--	$10.95	0.09%(3)	2.03%(4)	1.68%(4)	2.03%	1.68%	$ 580	17%
--	$10.75	0.18%	2.04%	1.69%	2.04%	1.69%	$ 789	17%
--	$10.57	0.22%	1.99%	1.53%	2.01%	1.51%	$ 615	49%
--	$10.38	(0.97)%(3)	2.04%(4)	1.80%(4)	2.04%(4)	1.80%(4)	$ 587	12%

--	$ 8.83	3.47%(3)	1.93%(4)	1.14%(4)	1.93%(4)	1.14%(4)	$ 280	71%
--	$ 9.02	5.00%	1.90%	2.68%	1.90%	2.68%	$ 482	38%
--	$ 8.87	1.16%	1.86%	2.57%	1.86%	2.57%	$ 700	29%
--	$ 8.78	0.45%(3)	1.85%	--(11)	1.85%	--	$ 634	15%

--	$21.88	1.32%(3)	1.93%(4)	1.86%(4)	1.93%(4)	1.86%(4)	$1,685	20%
--	$21.49	0.81%	1.92%	1.88%	1.92%	1.88%	$1,729	13%
--	$20.90	0.10%	1.91%	1.82%	1.92%	1.81%	$1,525	45%
--	$20.54	(0.70)%(3)	1.92%(4)	2.08%(4)	1.92%(4)	2.08%(4)	$1,310	8%

Combined Notes to Financial Statements

June 30, 2006 (unaudited)

(1) Organization

The Huntington Funds (the "Trust") was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the "Original Trusts"). The Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust operates 29 separate series, or mutual funds, each with its own investment objective and strategy. This report contains the financial statements and financial highlights of the funds listed below (individually referred to as a "Fund," or collectively as the "Funds"):

Funds	Investment Share Classes Offered

Huntington Florida Tax-Free Money Fund ("Florida Tax-Free Money")	Trust & A
Huntington Money Market Fund ("Money Market")	Trust, A, B & Interfund
Huntington Ohio Municipal Money Market Fund ("Ohio Municipal Money Market")	Trust & A
Huntington U.S. Treasury Money Market Fund ("U.S. Treasury Money Market")	Trust & A
Huntington Dividend Capture Fund ("Dividend Capture")	Trust, A & B
Huntington Growth Fund ("Growth")	Trust, A & B
Huntington Income Equity Fund ("Income Equity")	Trust, A & B
Huntington International Equity Fund ("International Equity")	Trust, A & B
Huntington Macro 100 Fund ("Macro 100")	Trust, A & B
Huntington Mid Corp America Fund ("Mid Corp America")	Trust, A & B
Huntington New Economy Fund ("New Economy")	Trust, A & B
Huntington Rotating Markets Fund ("Rotating Markets")	Trust & A
Huntington Situs Small Cap Fund ("Situs Small Cap")	Trust, A & B
Huntington Fixed Income Securities Fund ("Fixed Income")	Trust, A & B
Huntington Intermediate Government Income Fund ("Intermediate Government Income")	Trust, A & B
Huntington Michigan Tax-Free Fund ("Michigan Tax-Free")	Trust, A & B
Huntington Mortgage Securities Fund ("Mortgage Securities")	Trust, A & B
Huntington Ohio Tax-Free Fund ("Ohio Tax-Free")	Trust, A & B
Huntington Short/Intermediate Fixed Income Securities Fund ("Short/Intermediate Fixed Income")	Trust & A

Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Under the Trust's organizational documents, its officers and Board of Trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP").

A. Investment Valuations

The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.

The Trust calculates NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on market value. The Trust attempts to stabilize the NAV per share for each of the Money Market Funds at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to Trustee approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange or reported on the NASDAQ National Market System at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. Government obligations held by Mortgage Securities are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE (generally 4:00 p.m.), Eastern Time, on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security or option may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

The Funds may use the fair value of a security to calculate its NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor") determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the New York Stock Exchange ("NYSE"), which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds' Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since International Equity invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since Situs Small Cap invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

B. Repurchase Agreements

The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

C. Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly for the Funds except as follows: Dividend Capture, Income Equity and Mortgage Securities declare and pay dividends monthly; International Equity, Macro 100, Mid Corp America, New Economy, Rotating Markets and Situs Small Cap declare and pay dividends, if any, annually; and Growth declares and pays dividends, if any, quarterly. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, paydowns, distributions and foreign currency gain/loss, net investment loss adjustment), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales and straddles.

D. Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to International Equity and Situs Small Cap have been provided for in accordance with each Fund's applicable country's tax rules and rates.

As of June 30, 2006, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)***

Florida Tax-Free Money	$ 33,193,075	$ --	$ --	$ --
Money Market	760,027,024	--	--	--
Ohio Municipal Money Market	241,018,094	--	--	--
U.S. Treasury Money Market	645,016,464	--	--	--
Dividend Capture	135,309,041	5,098,247	(4,130,094)	968,153
Growth	202,735,756	91,060,359	(7,705,276)	83,355,083
Income Equity	197,249,361	50,490,651	(4,300,467)	46,190,184
International Equity	180,854,031	56,695,603	(409,629)	56,285,974
Macro 100	40,910,866	2,552,624	(646,860)	1,905,764
Mid Corp America	131,988,568	59,805,286	(1,108,477)	58,696,809
New Economy	86,745,278	27,847,937	(2,868,893)	24,979,044
Rotating Markets	32,600,346	6,916,127	(34,093)	6,882,034
Situs Small Cap	83,824,895	27,876,929	(3,146,450)	24,730,479
Fixed Income	193,677,331	1,115,069	(3,993,331)	(2,878,262)
Intermediate Government Income	111,923,674	118,690	(3,766,543)	(3,647,853)
Michigan Tax-Free	23,703,970	210,749	(279,333)	(68,584)
Mortgage Securities	85,887,403	3,049,216	(2,833,372)	215,844
Ohio Tax-Free	48,327,243	393,008	(676,111)	(283,103)
Short/Intermediate Fixed Income	112,297,200	--	(3,125,119)	(3,125,119)

*** The difference between the book-basis and tax-basis cost of securities is attributable primarily to tax deferral of losses on wash sales.

E. Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class. Except for the daily dividend Funds, expenses not directly attributable to a Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. For the daily dividend Funds, expenses not directly attributable to a Fund are allocated pursuant to the "settled shares method." Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

F. When-Issued and Delayed Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

G. Foreign Exchange Contracts

International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. International Equity, Rotating Markets and Situs Small Cap may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies, while contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At June 30, 2006, International Equity, Rotating Markets and Situs Small Cap had no outstanding foreign currency commitments.

H. Foreign Currency Translation

Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. International Equity and Situs Small Cap do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

I. Written Options Contracts

Certain Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The following is a summary of Dividend Capture's written option activity for six months ended June 30, 2006:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2005	90	$ 21,079
Options written	557	108,296
Options expired	--	--
Options closed	(257)	(43,898)
Options exercised	(90)	(21,079)

Outstanding at 6/30/2006	300	$ 64,398

At June 30, 2006, Dividend Capture had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Inco Ltd	Call	July 2006	60	200	124,000	$ (78,301)
Occidental Petroleum Corp.	Call	August 2006	110	100	22,000	(3,301)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (81,602)

The following is a summary of Growth's written option activity for six months ended June 30, 2006:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2005	--	$ --
Options written	179	11,146
Options expired	--	--
Options closed	--	--
Options exercised	--	--

Outstanding at 6/30/2006	179	$ 11,146

At June 30, 2006, Growth had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Autodesk, Inc.	Call	July 2006	40	59	148	$ 2,743
Barr Pharmaceuticals, Inc.	Call	August 2006	55	25	1,063	(88)
Lowe's Companies Inc.	Call	August 2006	32.5	70	4,025	1,155
Wellpoint, Inc.	Call	July 2006	75	25	1,875	225

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$ 4,035

The following is a summary of Income Equity's written option activity for six months ended June 30, 2006:

Contracts	Number of Contracts	Premium

Outstanding at 12/31/2005	16,618	$ 3,376,100
Options written	27,770	5,871,078
Options expired	(5,155)	(324,499)
Options closed	(31,563)	(7,030,439)
Options exercised	--	--

Outstanding at 06/30/2006	7,670	$ 1,892,240

At June 30, 2006, Income Equity had the following outstanding options:

WRITTEN OPTION CONTRACTS

Contracts	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)

Ameren, Inc.	Call	December 2006	50	100	23,250	$ (9,356)
Apache Corp.	Call	January 2007	65	300	274,500	(152,404)
ChevronTexaco Corp.	Call	December 2006	65	1,036	266,770	(47,145)
ConocoPhillips	Call	January 2007	65	1,178	759,810	(339,277)
Consolidated Edison, Inc.	Call	August 2006	45	480	34,800	(11,280)
Genuine Parts Co.	Call	November 2006	40	513	153,900	(24,007)
Kinder Morgan Energy Partners	Call	December 2006	50	433	17,320	6,286
Merck & Co., Inc.	Call	July 2006	35	1,602	280,350	(137,776)
Occidental Petroleum Corp.	Call	January 2007	100	690	834,900	(312,586)
Posco-ADR	Call	November 2006	65	313	236,315	(139,718)
Progress Energy, Inc.	Call	October 2006	40	519	163,485	(58,650)
Thomson Corp.	Call	October 2006	45	131	1,637	4,781
Verizon Communications, Inc.	Call	October 2006	35	176	9,680	3,343
VF Corp.	Call	November 2006	65	129	75,465	(51,343)
VF Corp.	Call	November 2006	60	70	67,200	(38,010)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$ (1,307,142)

J. Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions selected by the Advisor and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. Prior to February 1, 2006, Boston Global Advisors ("BGA") served as the sub-custodian for the securities lending program. BGA received a sub-custody fee based on the value of collateral received from borrowers. In addition, The Huntington National Bank ("Huntington"), as custodian to each of the Funds except International Equity, received a monthly fee from BGA to offset certain transaction costs incurred by the custodian. On February 1, 2006, PFPC Trust Co. ("PFPC") began serving as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans. In addition Huntington receives a monthly fee from PFPC to offset certain transaction costs incurred by the custodian.

As of June 30, 2006, the following Funds had securities with the following market values on loan:

Fund	Market Value of Loaned Securities	Market Value of Collateral*

Dividend Capture	$ 9,984,717	$ 10,281,923
Growth	49,472,349	51,053,185
Income Equity	36,419,260	37,737,801
Mid Corp America	32,203,283	33,192,457
New Economy	9,417,986	9,696,390
Situs Small Cap	6,684,412	6,791,498
Fixed Income	16,838,686	17,233,665
Intermediate Government Income	762,038	780,938
Mortgage Securities	1,361,668	1,381,827

* Includes securities and cash collateral

K. Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's Pricing Committee.

L. Payments by Affiliates

During the period ended December 31, 2001, Huntington Bancshares, Inc. voluntarily contributed $4,161,828 to Money Market. In addition, Huntington Bancshares, Inc. voluntarily purchased securities from Fixed Income, Intermediate Government Income and Short/Intermediate Fixed Income for their amortized cost. The payments by affiliates in the accompanying financial statements reflect the difference between the fair market value and amortized cost of the securities. As a result of the transactions, $3,116,000, $1,335,000 and $2,226,000 of Fixed Income, Intermediate Government Income, and Short/Intermediate Fixed Income, respectively, was deemed as a payment by affiliates, to reimburse the effect of the loss.

M. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimated.

N. Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Florida Tax-Free Money
Year Ended December 31, 2005	$ 35,883,549	$ --	$ (32,739,602)	$ 3,143,947	35,883,549	--	(32,739,602)	3,143,947
Six Months Ended June 30, 2006	23,139,408	--	(24,945,366)	(1,805,958)	23,139,409	--	(24,945,367)	(1,805,958)
Money Market
Year Ended December 31, 2005	1,219,805,446	47,757	(1,122,829,336)	97,023,867	1,219,805,446	47,757	(1,122,829,269)	97,023,934
Six Months Ended June 30, 2006	722,164,908	31,671	(810,905,784)	(88,709,205)	722,164,908	31,675	(810,905,784)	(88,709,201)
Ohio Municipal Money Market
Year Ended December 31, 2005	204,415,265	5,324	(191,502,567)	12,918,022	204,415,265	5,324	(191,502,567)	12,918,022
Six Months Ended June 30, 2006	88,028,219	3,078	(103,814,817)	(15,783,520)	88,028,219	3,078	(103,814,818)	(15,783,521)
U.S. Treasury Money Market
Year Ended December 31, 2005	1,867,166,968	598,229	(1,770,857,641)	96,907,556	1,867,166,968	598,229	(1,770,857,640)	96,907,557
Six Months Ended June 30, 2006	1,075,718,010	--	(1,020,616,215)	55,101,795	1,075,718,010	--	(1,020,616,217)	55,101,793

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Florida Tax-Free Money
Year Ended December 31, 2005	$ 29,780,022	$ 12,866	$ (25,155,221)	$ 4,637,667	29,780,021	12,866	(25,155,221)	4,637,666
Six Months Ended June 30, 2006	10,223,722	5,209	(10,403,643)	(174,712)	10,224,036	5,209	(10,403,642)	(174,397)
Money Market
Year Ended December 31, 2005	506,410,572	2,480,672	(506,693,776)	2,197,468	506,410,572	2,480,672	(506,694,281)	2,196,963
Six Months Ended June 30, 2006	414,456,161	1,877,864	(363,054,411)	53,279,614	414,456,159	1,877,868	(363,054,410)	53,279,617
Ohio Municipal Money Market
Year Ended December 31, 2005	228,778,328	199,511	(237,609,949)	(8,632,110)	228,778,328	199,511	(237,609,949)	(8,632,110)
Six Months Ended June 30, 2006	196,977,420	119,299	(113,685,372)	83,411,347	196,977,420	142,417	(113,685,372)	83,434,465
U.S. Treasury Money Market
Year Ended December 31, 2005	257,607,811	535,049	(223,517,759)	34,625,101	257,607,811	535,049	(223,517,759)	34,625,101
Six Months Ended June 30, 2006	56,888,380	977,657	(55,657,310)	2,208,727	56,888,381	977,657	(55,657,310)	2,208,728

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Money Market
Year Ended December 31, 2005	$ 28,584	$ 1,458	$ (26,330)	$ 3,712	28,584	1,458	(26,330)	3,712
Six Months Ended June 30, 2006	--	884	--	884	--	894	--	894

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Interfund Shares				Interfund Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Money Market
Year Ended December 31, 2005	$ 281,341,939	$ --	$ (276,079,593)	$ 5,262,346	281,341,939	--	(276,079,587)	5,262,352
Six Months Ended June 30, 2006	119,440,220	--	(118,921,977)	518,243	119,440,220	--	(118,921,977)	518,243

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2005	$ 42,348,753	$ 4,525,754	$ (28,421,288)	$ 18,453,219	3,744,633	405,695	(2,519,883)	1,630,445
Six Months Ended June 30, 2006	10,177,083	1,146,359	(6,728,392)	4,595,050	913,483	102,846	(601,939)	414,390
Growth
Year Ended December 31, 2005	24,907,262	5,777,774	(37,671,260)	(6,986,224)	611,333	142,702	(920,383)	(166,348)
Six Months Ended June 30, 2006	12,502,120	4,853,274	(22,170,064)	(4,814,670)	317,474	127,953	(551,550)	(106,123)
Income Equity
Year Ended December 31, 2005	20,321,434	7,412,036	(27,312,431)	421,039	619,584	233,025	(827,851)	24,758
Six Months Ended June 30, 2006	8,697,654	1,048,540	(17,306,622)	(7,560,428)	274,941	32,802	(542,631)	(234,888)
International Equity
Year Ended December 31, 2005	52,460,009	2,623,900	(17,225,568)	37,858,341	4,736,672	221,902	(1,569,058)	3,389,516
Six Months Ended June 30, 2006	33,120,637	407,333	(9,754,957)	23,773,013	2,585,524	30,375	(756,441)	1,859,458
Macro 100
Year Ended December 31, 2005	9,548,434	590,757	(3,718,743)	6,420,448	895,878	51,281	(342,642)	604,517
Six Months Ended June 30, 2006	14,798,450	601	(1,503,022)	13,296,029	1,251,889	51	(124,871)	1,127,069
Mid Corp America
Year Ended December 31, 2005	20,386,245	32,575	(26,000,899)	(5,582,079)	1,431,714	2,098	(1,809,108)	(375,296)
Six Months Ended June 30, 2006	8,358,052	1,285	(12,118,524)	(3,759,187)	529,346	82	(759,768)	(230,340)
New Economy
Year Ended December 31, 2005	20,692,997	571,754	(8,334,469)	12,930,282	1,406,576	35,513	(560,428)	881,661
Six Months Ended June 30, 2006	13,547,299	966,416	(5,384,587)	9,129,128	812,364	58,749	(322,389)	548,724
Rotating Markets
Year Ended December 31, 2005	5,138,597	82,893	(2,009,601)	3,211,889	492,019	7,233	(190,175)	309,077
Six Months Ended June 30, 2006	6,498,379	--	(933,419)	5,564,960	540,231	--	(77,211)	463,020
Situs Small Cap
Year Ended December 31, 2005	24,049,640	1,411,900	(10,979,990)	14,481,550	1,311,314	73,420	(605,196)	779,538
Six Months Ended June 30, 2006	13,487,038	722,212	(9,901,639)	4,307,611	672,277	36,201	(491,023)	217,455

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2005	$ 3,892,383	$ 773,532	$ (1,674,621)	$ 2,991,294	343,779	69,369	(148,080)	265,068
Six Months Ended June 30, 2006	633,997	177,586	(1,078,730)	(267,147)	56,823	15,935	(96,722)	(23,964)
Growth
Year Ended December 31, 2005	1,343,168	559,787	(2,170,007)	(267,052)	33,246	13,981	(53,607)	(6,380)
Six Months Ended June 30, 2006	390,762	459,825	(1,275,059)	(424,472)	9,820	12,298	(32,445)	(10,327)
Income Equity
Year Ended December 31, 2005	2,267,485	508,176	(1,445,043)	1,330,618	68,817	15,990	(43,596)	41,211
Six Months Ended June 30, 2006	837,415	71,088	(953,895)	(45,392)	26,509	2,223	(29,836)	(1,104)
International Equity
Year Ended December 31, 2005	1,934,405	77,638	(519,363)	1,492,680	175,915	6,597	(48,700)	133,812
Six Months Ended June 30, 2006	2,235,415	14,758	(756,736)	1,493,437	174,733	1,107	(59,296)	116,544
Macro 100
Year Ended December 31, 2005	1,371,038	71,411	(181,956)	1,260,493	126,434	6,226	(16,769)	115,891
Six Months Ended June 30, 2006	1,042,245	80	(673,087)	369,238	89,148	7	(58,777)	30,378
Mid Corp America
Year Ended December 31, 2005	1,841,806	--	(804,056)	1,037,750	129,273	--	(56,334)	72,939
Six Months Ended June 30, 2006	632,217	--	(445,977)	186,240	40,150	--	(28,793)	11,357
New Economy
Year Ended December 31, 2005	4,709,698	59,180	(623,311)	4,145,567	316,446	3,715	(42,341)	277,820
Six Months Ended June 30, 2006	2,355,296	134,161	(628,207)	1,861,250	141,671	8,251	(38,145)	111,777
Rotating Markets
Year Ended December 31, 2005	484,845	5,482	(370,308)	120,019	46,672	481	(35,062)	12,091
Six Months Ended June 30, 2006	828,940	--	(268,756)	560,184	67,841	--	(22,520)	45,321
Situs Small Cap
Year Ended December 31, 2005	3,696,123	141,455	(388,281)	3,449,297	202,742	7,399	(20,878)	189,263
Six Months Ended June 30, 2006	5,950,720	139,959	(721,831)	5,368,848	293,308	7,079	(36,251)	264,136

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Dividend Capture
Year Ended December 31, 2005	$ 2,593,681	$ 1,441,446	$ (1,720,311)	$ 2,314,816	228,815	129,474	(152,860)	205,429
Six Months Ended June 30, 2006	298,056	290,240	(1,231,692)	(643,396)	26,724	26,106	(110,975)	(58,145)
Growth
Year Ended December 31, 2005	756,259	338,455	(1,060,958)	33,756	19,395	8,746	(26,934)	1,207
Six Months Ended June 30, 2006	213,494	287,669	(506,943)	(5,780)	5,593	7,978	(13,375)	196
Income Equity
Year Ended December 31, 2005	1,265,734	688,739	(1,251,528)	702,945	38,543	21,785	(38,046)	22,282
Six Months Ended June 30, 2006	299,436	75,648	(716,326)	(341,242)	9,435	2,373	(22,517)	(10,709)
International Equity
Year Ended December 31, 2005	490,236	33,508	(85,353)	438,391	46,268	2,911	(7,606)	41,573
Six Months Ended June 30, 2006	436,481	7,067	(55,136)	388,412	34,310	540	(4,395)	30,455
Macro 100
Year Ended December 31, 2005	764,083	55,545	(145,002)	674,626	72,190	4,868	(13,397)	63,661
Six Months Ended June 30, 2006	416,958	61	(74,983)	342,036	34,946	5	(6,366)	28,585
Mid Corp America
Year Ended December 31, 2005	1,082,819	--	(903,352)	179,467	78,686	--	(63,978)	14,708
Six Months Ended June 30, 2006	405,850	--	(514,898)	(109,048)	26,586	--	(33,804)	(7,218)
New Economy
Year Ended December 31, 2005	1,014,911	39,046	(316,779)	737,178	71,716	2,514	(22,027)	52,203
Six Months Ended June 30, 2006	550,987	68,965	(223,680)	396,272	34,208	4,362	(13,962)	24,608
Situs Small Cap
Year Ended December 31, 2005	925,265	80,087	(253,748)	751,604	53,295	4,269	(14,020)	43,544
Six Months Ended June 30, 2006	742,777	48,088	(144,802)	646,063	37,786	2,480	(7,375)	32,891

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Trust Shares				Trust Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Fixed Income Securities
Year Ended December 31, 2005	$ 32,338,082	$ 2,936,816	$ (26,031,942)	$ 9,242,956	1,539,036	139,469	(1,236,968)	441,537
Six Months Ended June 30, 2006	20,702,628	1,308,178	(14,841,830)	7,168,976	1,015,869	64,209	(725,949)	354,129
Intermediate Government Income
Year Ended December 31, 2005	33,440,752	1,566,795	(15,792,144)	19,215,403	3,211,207	150,787	(1,516,969)	1,845,025
Six Months Ended June 30, 2006	9,560,825	836,622	(8,977,713)	1,419,734	940,557	82,600	(884,457)	138,700
Michigan Tax-Free
Year Ended December 31, 2005	6,369,691	38,725	(8,336,430)	(1,928,014)	595,997	3,640	(785,637)	(186,000)
Six Months Ended June 30, 2006	973,586	12,352	(3,888,805)	(2,902,867)	92,461	1,179	(371,140)	(277,500)
Mortgage Securities
Year Ended December 31, 2005	30,305,022	1,224,685	(13,194,412)	18,335,295	3,384,034	137,197	(1,472,756)	2,048,475
Six Months Ended June 30, 2006	4,184,937	760,255	(3,223,743)	1,721,449	474,035	86,157	(364,785)	195,407
Ohio Tax-Free
Year Ended December 31, 2005	4,898,590	105,542	(10,626,524)	(5,622,392)	229,534	4,991	(500,129)	(265,604)
Six Months Ended June 30, 2006	5,573,303	32,912	(5,359,897)	246,318	267,457	1,589	(258,380)	10,666
Short/Intermediate Fixed Income
Year Ended December 31, 2005	24,455,987	1,442,056	(54,040,321)	(28,142,278)	1,264,219	74,610	(2,798,738)	(1,459,909)
Six Months Ended June 30, 2006	4,084,816	611,907	(13,687,374)	(8,990,651)	214,029	32,071	(716,717)	(470,617)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment A Shares				Investment A Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change

Fixed Income Securities
Year Ended December 31, 2005	$ 417,282	$ 66,792	$ (1,058,227)	$ (574,153)	19,855	3,171	(50,289)	(27,263)
Six Months Ended June 30, 2006	269,097	28,210	(238,025)	59,282	13,133	1,385	(11,695)	2,823
Intermediate Government Income
Year Ended December 31, 2005	713,171	64,566	(1,158,533)	(380,796)	68,497	6,212	(111,595)	(36,886)
Six Months Ended June 30, 2006	35,276	32,112	(1,872,049)	(1,804,661)	3,486	3,167	(182,728)	(176,075)
Michigan Tax-Free
Year Ended December 31, 2005	108,068	117,535	(1,401,902)	(1,176,299)	10,127	11,039	(131,245)	(110,079)
Six Months Ended June 30, 2006	128,310	43,959	(656,275)	(484,006)	12,129	4,195	(62,913)	(46,589)
Mortgage Securities
Year Ended December 31, 2005	649,574	45,024	(100,161)	594,437	71,995	5,022	(11,143)	65,874
Six Months Ended June 30, 2006	142,539	26,455	(316,498)	(147,504)	16,081	2,982	(35,522)	(16,459)
Ohio Tax-Free
Year Ended December 31, 2005	94,840	69,825	(1,496,471)	(1,331,806)	4,443	3,302	(70,279)	(62,534)
Six Months Ended June 30, 2006	5,537	21,221	(1,252,154)	(1,225,396)	267	1,023	(60,026)	(58,736)
Short/Intermediate Fixed Income
Year Ended December 31, 2005	179,822	30,301	(1,158,896)	(948,773)	9,310	1,567	(59,793)	(48,916)
Six Months Ended June 30, 2006	52,953	12,437	(2,812,600)	(2,747,210)	2,767	652	(147,061)	(143,642)

	CAPITAL TRANSACTIONS				SHARE TRANSACTIONS
	Investment B Shares				Investment B Shares
	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change	Shares Sold	Dividends Reinvested	Shares Redeemed	Net Change
Fixed Income Securities
Year Ended December 31, 2005	$ 481,454	$ 91,637	$ (478,180)	$ 94,911	22,866	4,358	(22,796)	4,428
Six Months Ended June 30, 2006	119,275	37,416	(301,335)	(144,644)	5,854	1,839	(14,822)	(7,129)
Intermediate Government Income
Year Ended December 31, 2005	116,962	14,495	(105,776)	25,681	11,223	1,394	(10,207)	2,410
Six Months Ended June 30, 2006	65,511	6,860	(58,920)	13,451	6,429	677	(5,820)	1,286
Michigan Tax-Free
Year Ended December 31, 2005	15,650	14,171	(191,118)	(161,297)	1,458	1,331	(17,951)	(15,162)
Six Months Ended June 30, 2006	1,000	5,081	(24,550)	(18,469)	96	485	(2,337)	(1,756)
Mortgage Securities
Year Ended December 31, 2005	315,682	18,274	(105,953)	228,003	35,259	2,047	(11,879)	25,427
Six Months Ended June 30, 2006	19,312	9,830	(86,545)	(57,403)	2,184	1,113	(9,832)	(6,535)
Ohio Tax-Free
Year Ended December 31, 2005	39,916	47,103	(246,358)	(159,339)	1,893	2,108	(11,475)	(7,474)
Six Months Ended June 30, 2006	3,500	14,333	(207,479)	(189,646)	168	691	(10,028)	(9,169)

(4) Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of Huntington, serves as the Funds' investment adviser. The Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Annual Rate

U.S. Treasury Money Market	0.20%
Dividend Capture	0.75%
Growth	0.60%
Income Equity	0.60%
International Equity	1.00%
Macro 100	0.75%
Mid Corp America	0.75%
New Economy	0.85%
Rotating Markets	0.50%
Situs Small Cap	0.75%
Fixed Income	0.50%
Intermediate Government Income	0.50%
Michigan Tax-Free	0.50%
Mortgage Securities	0.50%
Ohio Tax-Free	0.50%
Short/Intermediate Fixed Income	0.50%

For Money Market, Ohio Municipal Money Market and Florida Tax-Free Money, the Advisor receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets on tiered basis, as listed below.

Tiered	Annual Rate

Up to $500 million	0.30%
On the next $500 million	0.25%
In excess of $1 billion	0.20%

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Funds.

Sub-Investment Advisory Fee--Laffer Investments, Inc. is the sub-investment adviser (the "Sub-Advisor") of Macro 100 (the "Fund"). The Advisor pays the Sub-Advisor a fee for its services, computed daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. Neither the Trust nor the Fund is liable for payment of this sub-advisory fee.

Administrative and Financial Administration Fees--Huntington is the Administrator to the Trust, and Federated Services Company ("FServ") is the Sub-Administrator. As Administrator, Huntington provides the Funds with certain administrative services. As Sub-Administrator, FServ provides the Funds with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Funds.

Huntington provides administrative services at the following annual rate:

Maximum Administrative Fee	Average Daily Net Assets of the Funds

0.135 of 1%	on the first $4 billion
0.125 of 1%	on the next $3 billion
0.115 of 1%	on assets in excess of $7 billion

There is no minimum annual fee per Fund or class of Shares.

FServ receives a fee from Huntington for providing sub-administrative services from Huntington at the following annual rate:

Maximum Sub-Administrative Fee	Average Daily Net Assets of the Funds

0.05%	on the first $3 billion
0.04%	on the next $2 billion
0.03%	on assets in excess of $5 billion

There is a minimum annual fee per Fund of $50,000.

Huntington also serves as Financial Administrator, providing portfolio accounting services to the Funds. Huntington has sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. ("BISYS"). BISYS (the "Sub Financial Administrator") is paid directly by Huntington, not the Funds, for these services. The fees paid for administrative, sub-administrative, financial administrative and sub-financial administrative services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances. FServ and Edgewood Services, Inc. ("Edgewood"), the Trust's distributor, are wholly-owned subsidiaries of Federated Investors, Inc.

Distribution and Shareholder Services Fees--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate Edgewood, the Funds' distributor, for distribution services in connection with Investment A Shares and Investment B Shares not to exceed 0.25% and 0.75% of the daily net assets of each Fund's Investment A Shares and Investment B Shares, respectively. Investment A Shares and Trust Shares are also subject to either a shareholder servicing administrative fee of 0.25% of each class' average daily net assets to be paid to Huntington or a shareholder services fee not to exceed 0.25% of the daily net assets of such shares to be paid to Edgewood. Investment B Shares are subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. Trust Shares are not subject to Rule 12b-1 fees. For the six months ended June 30, 2006, Huntington and its affiliates received $4,102,782 in shareholder service fees. For the six months ended June 30, 2006, Edgewood received commissions of $549,725 earned on sales of Investment A Shares and from redemption of Investment A and Investment B Shares, of which $512,874 was re-allowed to affiliated broker-dealers of the Funds.

Transfer and Dividend Disbursing Agent Fees and Expenses--Unified Fund Services, Inc. ("Unified") is transfer and dividend disbursing agent for the Funds. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as each of the Funds' custodian, except International Equity and Situs Small Cap Fund's foreign assets. State Street Bank and Trust Company serves as custodian for International Equity. The Bank of New York serves as sub-custodian of Situs Small Cap's foreign assets. Huntington, State Street Bank and Trust Company, and Bank of New York receive fees based on the level of a Fund's average daily net assets for the period, plus out-of-pocket expenses.

PFPC serves as sub-custodian for the securities lending program and retains a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

Compliance Services--Prior to September 29, 2005, the Trust contracted with BISYS to provide certain compliance services and a Chief Compliance Officer to the Trust. Effective September 29, 2005, the Trust contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $100,000 annually.

General--Certain of the officers of the Trust are officers, Directors and/or Trustees of the above companies.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Advisor. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements.

(5) Rotating Markets Structure

Rotating Markets ("Fund"), in accordance with its prospectus, seeks to achieve its investment objectives by investing in other investment companies ("Underlying Funds") with similar investment objectives. As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the six months ended June 30, 2006, were as follows:

Fund	Purchases	Sales

Dividend Capture	99,195,251	69,431,506
Growth	36,903,184	44,033,192
Income Equity	48,532,485	46,766,642
International Equity	26,471,689	11,094,166
Macro 100	7,187,048	626,665
Mid Corp America	7,560,336	7,460,690
New Economy	44,603,474	32,467,505
Rotating Markets	12,379,970	9,801,371
Situs Small Cap	9,897,529	4,135,573
Fixed Income	10,138,716	17,830,890
Intermediate Government Income	--	--
Michigan Tax-Free	12,040,565	12,392,478
Mortgage Securities	1,145,544	485,956
Ohio Tax-Free	20,439,777	22,891,398
Short/Intermediate Fixed Income	26,590,010	35,788,940

(7) Concentration of Credit Risk

Since each of Florida Tax-Free Money, Michigan Tax-Free, Ohio Municipal Money Market and Ohio Tax-Free invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at June 30, 2006, the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies, as indicated below. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency is indicated below.

Fund	Percentage of Portfolio Guaranteed/ Insured	Percentage of Portfolio Backed by Largest Guarantor/ Insurer

Florida Tax-Free Money	61.30%	10.09%
Michigan Tax-Free	53.44%	23.91%
Ohio Municipal Money Market	65.28%	15.90%
Ohio Tax-Free	40.27%	21.34%

Supplemental Information (unaudited)

Shareholder Expense Example

Fund Expenses--As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire six-month period from January 1, 2006 to June 30, 2006.

Actual Expenses--The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes--The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios for each class of shares, and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, January 1, 2006	Ending Account Value, June 30, 2006	Expenses Paid During Period(2)	Annualized Expense Ratio

Florida Tax-Free Money

Trust	Actual	$1,000.00	$1,011.50	$4.69	0.94%
	Hypothetical(1)	$1,000.00	$1,020.34	$4.72	0.94%

Investment A	Actual	$1,000.00	$1,010.20	$5.93	1.19%
	Hypothetical(1)	$1,000.00	$1,019.10	$5.97	1.19%
Money Market

Trust	Actual	$1,000.00	$1,019.10	$4.06	0.81%
	Hypothetical(1)	$1,000.00	$1,020.98	$4.07	0.81%

Investment A	Actual	$1,000.00	$1,017.80	$5.30	1.06%
	Hypothetical(1)	$1,000.00	$1,019.74	$5.32	1.06%

Investment B	Actual	$1,000.00	$1,015.30	$7.80	1.56%
	Hypothetical(1)	$1,000.00	$1,017.26	$7.83	1.56%

Interfund	Actual	$1,000.00	$1,020.40	$2.81	0.56%
	Hypothetical(1)	$1,000.00	$1,022.22	$2.81	0.56%
Ohio Municipal Money Market

Trust	Actual	$1,000.00	$1,012.10	$4.19	0.84%
	Hypothetical(1)	$1,000.00	$1,020.83	$4.22	0.84%

Investment A	Actual	$1,000.00	$1,010.90	$5.43	1.09%
	Hypothetical(1)	$1,000.00	$1,019.59	$5.47	1.09%
U.S. Treasury Money Market

Trust	Actual	$1,000.00	$1,018.70	$3.65	0.73%
	Hypothetical(1)	$1,000.00	$1,021.38	$3.67	0.73%

Investment A	Actual	$1,000.00	$1,017.50	$4.90	0.98%
	Hypothetical(1)	$1,000.00	$1,020.14	$4.92	0.98%
Dividend Capture

Trust	Actual	$1,000.00	$1,041.40	$6.63	1.31%
	Hypothetical(1)	$1,000.00	$1,018.50	$6.58	1.31%

Investment A	Actual	$1,000.00	$1,040.10	$7.89	1.56%
	Hypothetical(1)	$1,000.00	$1,017.26	$7.83	1.56%

Investment B	Actual	$1,000.00	$1,037.70	$10.41	2.06%
	Hypothetical(1)	$1,000.00	$1,025.00	$10.34	2.06%
Growth

Trust	Actual	$1,000.00	$994.90	$5.69	1.15%
	Hypothetical(1)	$1,000.00	$1,019.30	$5.77	1.15%

Investment A	Actual	$1,000.00	$993.80	$6.92	1.40%
	Hypothetical(1)	$1,000.00	$1,018.06	$7.03	1.40%

Investment B	Actual	$1,000.00	$991.50	$9.38	1.90%
	Hypothetical(1)	$1,000.00	$1,015.58	$9.54	1.90%
Income Equity

Trust	Actual	$1,000.00	$1,024.70	$5.77	1.15%
	Hypothetical(1)	$1,000.00	$1,019.30	$5.77	1.15%

Investment A	Actual	$1,000.00	$1,023.40	$7.02	1.40%
	Hypothetical(1)	$1,000.00	$1,018.06	$7.03	1.40%

Investment B	Actual	$1,000.00	$1,021.00	$9.52	1.90%
	Hypothetical(1)	$1,000.00	$1,025.00	$9.54	1.90%
International Equity

Trust	Actual	$1,000.00	$1,111.70	$8.12	1.55%
	Hypothetical(1)	$1,000.00	$1,017.31	$7.78	1.55%

Investment A	Actual	$1,000.00	$1,111.40	$9.42	1.80%
	Hypothetical(1)	$1,000.00	$1,016.07	$9.04	1.80%

Investment B	Actual	$1,000.00	$1,108.00	$12.02	2.30%
	Hypothetical(1)	$1,000.00	$1,013.59	$11.55	2.30%
Macro 100

Trust	Actual	$1,000.00	$1,015.10	$7.24	1.45%
	Hypothetical(1)	$1,000.00	$1,017.81	$7.28	1.45%

Investment A	Actual	$1,000.00	$1,014.20	$8.49	1.70%
	Hypothetical(1)	$1,000.00	$1,016.57	$8.54	1.70%

Investment B	Actual	$1,000.00	$1,011.60	$10.97	2.20%
	Hypothetical(1)	$1,000.00	$1,014.09	$11.05	2.20%
Mid Corp America

Trust	Actual	$1,000.00	$1,003.90	$6.51	1.31%
	Hypothetical(1)	$1,000.00	$1,018.50	$6.58	1.31%

Investment A	Actual	$1,000.00	$1,003.30	$7.75	1.56%
	Hypothetical(1)	$1,000.00	$1,017.26	$7.83	1.56%

Investment B	Actual	$1,000.00	$1,000.00	$10.22	2.06%
	Hypothetical(1)	$1,000.00	$1,014.78	$10.34	2.06%
New Economy

Trust	Actual	$1,000.00	$1,040.40	$7.23	1.43%
	Hypothetical(1)	$1,000.00	$1,017.91	$7.18	1.43%

Investment A	Actual	$1,000.00	$1,039.60	$8.50	1.68%
	Hypothetical(1)	$1,000.00	$1,016.67	$8.44	1.68%

Investment B	Actual	$1,000.00	$1,036.70	$11.01	2.18%
	Hypothetical(1)	$1,000.00	$1,014.19	$10.95	2.18%
Rotating Markets

Trust	Actual	$1,000.00	$1,068.40	$5.80	1.13%
	Hypothetical(1)	$1,000.00	$1,019.40	$5.67	1.13%

Investment A	Actual	$1,000.00	$1,066.10	$7.07	1.38%
	Hypothetical(1)	$1,000.00	$1,018.16	$6.93	1.38%
Situs Small Cap

Trust	Actual	$1,000.00	$1,048.90	$6.81	1.34%
	Hypothetical(1)	$1,000.00	$1,018.36	$6.73	1.34%

Investment A	Actual	$1,000.00	$1,047.70	$8.02	1.58%
	Hypothetical(1)	$1,000.00	$1,017.16	$7.93	1.58%

Investment B	Actual	$1,000.00	$1,044.80	$10.60	2.09%
	Hypothetical(1)	$1,000.00	$1,014.64	$10.49	2.09%
Fixed Income

Trust	Actual	$1,000.00	$987.30	$5.22	1.06%
	Hypothetical(1)	$1,000.00	$1,019.74	$5.32	1.06%

Investment A	Actual	$1,000.00	$986.50	$6.45	1.31%
	Hypothetical(1)	$1,000.00	$1,018.50	$6.58	1.31%

Investment B	Actual	$1,000.00	$984.10	$8.90	1.81%
	Hypothetical(1)	$1,000.00	$1,016.02	$9.09	1.81%
Intermediate Government Income

Trust	Actual	$1,000.00	$993.50	$5.34	1.08%
	Hypothetical(1)	$1,000.00	$1,019.64	$5.42	1.08%

Investment A	Actual	$1,000.00	$992.30	$6.62	1.34%
	Hypothetical(1)	$1,000.00	$1,018.36	$6.73	1.34%

Investment B	Actual	$1,000.00	$989.80	$9.03	1.83%
	Hypothetical(1)	$1,000.00	$1,015.93	$9.19	1.83%
Michigan Tax-Free

Trust	Actual	$1,000.00	$995.00	$6.33	1.28%
	Hypothetical(1)	$1,000.00	$1,018.65	$6.43	1.28%

Investment A	Actual	$1,000.00	$993.70	$7.56	1.53%
	Hypothetical(1)	$1,000.00	$1,017.41	$7.68	1.53%

Investment B	Actual	$1,000.00	$990.30	$10.07	2.04%
	Hypothetical(1)	$1,000.00	$1,014.88	$10.24	2.04%
Mortgage Securities

Trust	Actual	$1,000.00	$1,007.50	$5.48	1.10%
	Hypothetical(1)	$1,000.00	$1,019.55	$5.52	1.10%

Investment A	Actual	$1,000.00	$1,006.10	$6.71	1.35%
	Hypothetical(1)	$1,000.00	$1,018.31	$6.78	1.35%

Investment B	Actual	$1,000.00	$1,004.50	$9.19	1.85%
	Hypothetical(1)	$1,000.00	$1,015.83	$9.29	1.85%
Ohio Tax-Free

Trust	Actual	$1,000.00	$996.60	$5.79	1.17%
	Hypothetical(1)	$1,000.00	$1,019.20	$5.87	1.17%

Investment A	Actual	$1,000.00	$995.40	$7.07	1.43%
	Hypothetical(1)	$1,000.00	$1,017.91	$7.18	1.43%

Investment B	Actual	$1,000.00	$993.00	$9.49	1.92%
	Hypothetical(1)	$1,000.00	$1,015.48	$9.64	1.92%
Short/Intermediate Fixed Income

Trust	Actual	$1,000.00	$1,007.30	$5.28	1.06%
	Hypothetical(1)	$1,000.00	$1,019.74	$5.32	1.06%

Investment A	Actual	$1,000.00	$1,005.60	$6.61	1.33%
	Hypothetical(1)	$1,000.00	$1,018.40	$6.68	1.33%

(1) Hypothetical assumes 5% annual return before expenses.

(2) Expenses are equal to the Funds' annualized expense ratios for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The "Financial Highlights" tables in the Funds' financial statements, included in this report, also show the gross expense ratios.

Last Meeting of Shareholders

A Special Meeting of shareholders of the Original Trusts was held on June 22, 2006. On April 21, 2006 ("Record Date") the record date for shareholders voting at the meeting, there were 1,736,997,658.629 total outstanding shares of the Huntington Funds, a Massachusetts business trust ("MA Trust").

For the MA Trust, the following items were considered by shareholders and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

PROPOSAL 1

To elect four Trustees.1

Name	For	Witheld

Carl A. Nelson	1,321,200,401.942	801,716.114
Tadd C. Seitz	1,321,285,717.942	716,400.114
Mark D. Shary	1,321,214,681.122	787,436.934
Thomas J. Westerfield	1,321,257,832.942	744,285.114

1 The following Trustees continued their terms: David S. Schoedinger and John M. Shary.

PROPOSAL 2

To ratify the selection of Ernst & Young LLP as the MA Trust's independent auditors.

For	Against	Abstain

1,320,264,834.606	811,187.388	926,096.062

On the record date for shareholders voting at the meeting, the total outstanding shares for each Fund was as follows:

Fund	Outstanding Shares on the Record Date

Huntington Florida Tax-Free Money Market Fund	18,411,133.000
Huntington Money Market Fund	819,754,634.847
Huntington Ohio Municipal Money Market Fund	183,232,076.610
Huntington U.S. Treasury Money Market Fund	595,086,952.660
Huntington Dividend Capture Fund	11,272,785.358
Huntington Growth Fund	6,168,024.813
Huntington Income Equity Fund	6,473,834.707
Huntington International Equity Fund	17,768,679.650
Huntington Macro 100 Fund	3,075,025.685
Huntington Mid Corp America Fund	10,206,052.657
Huntington New Economy Fund	6,026,511.769
Huntington Rotating Markets Fund	2,902,755.322
Huntington Situs Small Cap Fund	4,841,511.327
Huntington Fixed Income Securities Fund	8,434,031.700
Huntington Intermediate Government Income Fund	10,876,778.332
Huntington Michigan Tax-Free Fund	2,439,336.805
Huntington Mortgage Securities Fund	9,599,934.383
Huntington Ohio Tax-Free Fund	2,455,658.211
Huntington Short/Intermediate Fixed Income Securities Fund	5,989,119.173

For a Fund, the following items were considered by shareholders and the results of their voting are listed below. Each matter was approved by the requisite shareholder vote.

PROPOSAL 3

(a) To amend or eliminate1 a Fund's fundamental investment policy regarding diversification.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	483,422,878.810	1,475,412.230	1,266,026.390	78,300,141.000
Huntington Ohio Municipal Money Market Fund	98,652,415.260	211,783.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,369,999.710	228,399.000	103,609.000	54,651,541.000
Huntington Dividend Capture Fund	8,941,509.860	19,572.026	14,889.000	2,222,989.000
Huntington Growth Fund	5,540,897.687	2,829.472	5,964.009	251,879.000
Huntington Income Equity Fund	5,661,952.256	73,239.668	8,555.000	399,124.000
Huntington International Equity Fund	16,187,176.112	406,603.000	3,261.000	279,074.000
Huntington Macro 100 Fund	2,214,668.594	8,434.000	1,022.000	637,063.000
Huntington Mid Corp America Fund	9,074,963.223	194,765.000	6,377.000	744,509.000
Huntington New Economy Fund	5,288,048.989	1,041.000	1,651.000	555,150.000
Huntington Rotating Markets Fund	2,694,050.995	0.000	0.000	137,948.000
Huntington Situs Small Cap Fund	4,083,879.419	219,999,000	3,921.000	399,773.000
Huntington Fixed Income Securities Fund	7,380,894.457	55,152.317	12,249.549	190,297.000
Huntington Intermediate Government Income Fund	10,587,968.195	3,336.437	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,879,090.452	1.363	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,075,708.492	108,956.600	502.000	195,387.000
Huntington Ohio Tax-Free Fund	2,128,625.850	14,347.921	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(b) To amend a Fund's fundamental investment policy regarding concentration.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	482,991,599.320	854,754.170	2,317,963.940	78,300,141.000
Huntington Ohio Municipal Money Market Fund	98,668,356.260	195,842.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,560,699.710	37,699.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,540,828.132	4,181.027	4,682.009	251,879.000
Huntington Income Equity Fund	5,729,096.561	5,756.363	8,894.000	399,124.000
Huntington Fixed Income Securities Fund	7,429,501.457	5,811.317	12,983.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,171.425	6,647.207	585.000	136,897.000
Huntington Michigan Tax-Free Fund	1,874,322.322	4,769.493	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,175,993.492	7,614.600	1,559.000	195,387.000
Huntington Ohio Tax-Free Fund	2,120,077.819	22,895.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

1 The Huntington Florida Tax-Free Money Fund, Huntington Ohio Municipal Money Market Fund, Huntington Michigan Tax-Free Fund and Huntington Ohio Tax-Free Fund eliminated their policies regarding diversification.

(c) To amend a Fund's fundamental investment policy regarding issuing senior securities.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	482,231,136.610	1,514,460.280	2,418,720.540	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,066,808.260	1,797,390.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,353,934.710	244,464.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,540,255.222	4,365.937	5,070.009	251,879.000
Huntington Income Equity Fund	5,657,973.561	77,298.363	8,475.000	399,124.000
Huntington Fixed Income Securities Fund	7,379,593.457	56,130.317	12,572.549	190,297.000
Huntington Intermediate Government Income Fund	10,585,051.166	6,253.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,871,122.560	6,726.875	5,963.513	225,487.000
Huntington Mortgage Securities Fund	9,075,220.492	108,954.600	990.000	195,387.000
Huntington Ohio Tax-Free Fund	2,120,077.819	22,895.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(d) To amend a Fund's fundamental investment policy regarding lending.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	482,561,345.160	1,514,460.280	2,418,720.540	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,036,329.260	1,827,869.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,576,688.710	21,710.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,538,638.474	4,616.685	6,436.009	251,879.000
Huntington Income Equity Fund	5,729,094.256	5,686.668	8,966.000	399,124.000
Huntington Fixed Income Securities Fund	7,427,160.457	5,278.317	15,857.549	190,297.000
Huntington Intermediate Government Income Fund	10,585,051.166	6,253.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,874,323.685	4,768.130	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,177,164.492	7,012.600	990.000	195,387.000
Huntington Ohio Tax-Free Fund	2,128,413.850	14,559.921	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(e) To amend a Fund's fundamental investment policy regarding borrowing money.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	481,541,964.400	2,085,158.940	2,537,194.090	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,036,329.260	1,827,869.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,353,934.710	244,464.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,538,186.995	5,068.164	6,436.009	251,879.000
Huntington Income Equity Fund	5,657,455.256	76,905.668	9,386.000	399,124.000
Huntington Fixed Income Securities Fund	7,375,575.516	59,483.258	13,237.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,869,776.078	6,011.873	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,073,016.492	111,079.600	1,071.000	195,387.000
Huntington Ohio Tax-Free Fund	2,128,413.850	14,559.921	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	7,260.996	55.207	47,144.000

(f) To amend a Fund's fundamental investment policy regarding investing in commodities.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	482,035,242.510	2,211,356.620	1,917,718.300	78,300,141.000
Huntington Ohio Municipal Money Market Fund	96,728,486.260	2,135,712.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,560,661.710	141,346.000	0.000	54,651,541.000
Huntington Growth Fund	5,540,219.557	4,224.602	5,247.009	251,879.000
Huntington Income Equity Fund	5,727,242.561	7,332.363	9,172.000	399,124.000
Huntington Fixed Income Securities Fund	7,429,503.516	6,289.258	12,503.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,877,133.070	1,958.745	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,176,562.492	7,614.600	990.000	195,387.000
Huntington Ohio Tax-Free Fund	2,119,865.819	22,865.952	16,397.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(g) To amend a Fund's fundamental investment policy regarding investments in real estate.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	482,710,496.440	1,632,582.280	1,821,238.710	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,066,808.260	1,797,390.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,582,371.710	16,027.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,539,755.197	4,399.416	5,536.555	251,879.000
Huntington Income Equity Fund	5,730,220.256	4,363.668	9,163.000	399,124.000
Huntington Fixed Income Securities Fund	7,430,454.516	5,338.258	12,503.549	190,297.000
Huntington Intermediate Government Income Fund	10,585,051.166	6,253.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,877,133.070	1,958.745	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,177,652.492	7,012.600	502.000	195,387.000
Huntington Ohio Tax-Free Fund	2,128,625.850	14,347.921	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(h) To amend a Fund's fundamental investment policy regarding underwriting securities.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	481,108,950.960	2,605,791.000	2,449,575.470	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,097,406.600	1,766,791.960	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,375,606.710	222,792.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,538,841.928	4,371.685	6,477.555	251,879.000
Huntington Income Equity Fund	5,658,294.561	76,373.363	9,079.000	399,124.000
Huntington Fixed Income Securities Fund	7,376,370.457	56,548.317	15,377.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,871,018.458	4,769.493	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,074,537.492	109,525.600	1,071.000	195,387.000
Huntington Ohio Tax-Free Fund	2,118,678.819	24,294.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(i) To amend a Fund's fundamental investment policy regarding pledging, mortgaging or hypothecating assets.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,419,853.640	3,538,436.490	2,206,027.300	78,300,141.000
Huntington Ohio Municipal Money Market Fund	96,728,488.260	2,135,710.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,353,934.710	244,464.000	103,609.000	54,651,541.000
Huntington Growth Fund	5,536,479.723	4,906.890	8,304.555	251,879.000
Huntington Income Equity Fund	5,656,431.550	77,605.374	9,710.000	399,124.000
Huntington Fixed Income Securities Fund	7,375,979.516	56,548.317	15,377.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,867,818.696	7,969.255	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,074,537.492	109,558.600	1,071.000	195,387.000
Huntington Ohio Tax-Free Fund	2,118,678.819	24,294.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

PROPOSAL 4

(a) To eliminate a Fund's fundamental investment policy regarding investing in illiquid securities.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,933,171.220	3,538,436.490	2,206,027.300	78,300,141.000
Huntington Ohio Municipal Money Market Fund	96,963,481.260	1,900,294.300	1,124,558.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,457,542.710	244,465.000	0.000	54,651,541.000
Huntington Growth Fund	5,539,040.784	4,649.375	6,001.009	251,879.000
Huntington Income Equity Fund	5,657,796.561	76,787.363	9,163.000	399,124.000
Huntington Fixed Income Securities Fund	7,376,456.457	61,192.317	10,647.549	190,297.000
Huntington Intermediate Government Income Fund	10,587,482.195	3,336.437	585.000	136,897.000
Huntington Michigan Tax-Free Fund	1,875,786.588	1.363	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,074,537.492	109,525.600	1,104.000	195,387.000
Huntington Ohio Tax-Free Fund	2,119,678.819	23,107.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,529.974	6,992.996	55.207	47,144.000

(b) To eliminate a Fund's fundamental investment policy regarding investments in new issuers.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	481,512,851.380	2,333,980.790	2,317,485.260	78,300,141.000
Huntington Ohio Municipal Money Market Fund	98,629,355.260	234,843.300	1,124,558.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,664,269.710	37,738.000	0.000	54,651,541.000
Huntington Growth Fund	5,539,712.345	3,745.814	6,233.009	251,879.000
Huntington Income Equity Fund	5,726,485.561	7,993.363	9,268.000	399,124.000
Huntington Fixed Income Securities Fund	7,428,488.457	4,009.317	15,708.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,171.425	6,647.207	585.000	136,897.000
Huntington Michigan Tax-Free Fund	1,874,322.322	4,769.493	4,721.133	225,487.000
Huntington Mortgage Securities Fund	9,176,481.492	7,581.600	1,104.000	195,387.000
Huntington Ohio Tax-Free Fund	2,120,077.819	22,895.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

(c) To eliminate a Fund's fundamental investment policy regarding purchases on margin.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,764,884.430	3,120,827.250	2,278,605.750	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,036,331.260	1,827,867.300	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,457,542.710	244,465.000	0.000	54,651,541.000
Huntington Growth Fund	5,538,438.880	5,251.279	6,001.009	251,879.000
Huntington Income Equity Fund	5,655,115.561	79,321.363	9,310.000	399,124.000
Huntington Fixed Income Securities Fund	7,376,456.457	59,005.317	12,834.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,171.425	7,133.207	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,869,061.076	6,726.875	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,073,202.002	110,894.090	1,071.000	195,387.000
Huntington Ohio Tax-Free Fund	2,120,077.819	22,895.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

(d) To eliminate a Fund's fundamental investment policy regarding short selling.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	478,114,311.560	5,688,521.570	2,361,484.300	78,300,141.000
Huntington Ohio Municipal Money Market Fund	96,953,142.260	1,838,205.300	1,196,986.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	472,015,774.710	1,582,625.000	103,608.000	54,651,541.000
Huntington Growth Fund	5,537,691.197	5,206.416	6,793.555	251,879.000
Huntington Income Equity Fund	5,655,692.561	78,744.363	9,310.000	399,124.000
Huntington Fixed Income Securities Fund	7,376,396.516	59,065.258	12,834.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax-Free Fund	1,869,061.076	6,726.875	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,073,537.492	110,127.600	502.000	195,387.000
Huntington Ohio Tax-Free Fund	2,119,478.819	22,895.952	16,784.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

(e) To eliminate a Fund's fundamental investment policy regarding certain transactions with "Interested Persons" of the Fund.

FUND	For	Against	Abstain	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,779,917.620	3,105,824.050	2,278,575.760	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,026,049.260	1,827,503.300	1,124,781.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,364,127.710	1,337,880.000	0.000	54,651,541.000
Huntington Growth Fund	5,537,878.793	5,206.416	6,793.555	251,879.000
Huntington Income Equity Fund	6,657,750.561	77,178.363	8,818.000	399,124.000
Huntington Fixed Income Securities Fund	7,376,650.516	59,065.258	12,580.549	190,297.000
Huntington Intermediate Government Income Fund	10,584,565.166	6,739.466	99.000	136,897.000
Huntington Michigan Tax Free Fund	1,869,061.076	6,726.875	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,073,202.002	111,463.090	502.000	195,387.000
Huntington Ohio Tax Free Fund	2,119,478.819	23,107.952	16,572.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

(f) To eliminate a Fund's fundamental investing in issuers owned by officers and Trustees.

FUND	For	Against	Abstained	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,444,188.440	3,330,774.060	2,389,354.930	78,300,141.000
Huntington Ohio Municipal Money Market Fund	96,645,133.260	2,218,642.300	1,124,558.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,364,127.710	1,337,880.000	0.000	54,651,541.000
Huntington Growth Fund	5,534,773.213	6,460.400	8,457.555	251,879.000
Huntington Income Equity Fund	5,657,992.561	77,397.363	8,357.000	399,124.000
Huntington Fixed Income Securities Fund	7,365,536.516	59,475.258	23,284.549	190,297.000
Huntington Intermediate Government Income Fund	10,581,697.425	7,133.207	2,573.000	136,897.000
Huntington Michigan Tax Free Fund	1,869,061.076	6,726.875	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,074,537.492	110,127.600	502.000	195,387.000
Huntington Ohio Tax Free Fund	2,119,478.819	23,107.952	16,572.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

(g) To eliminate a Fund's fundamental investment policy regarding purchasing securities of other investment companies.

FUND	For	Against	Abstained	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	481,767,393.970	2,146,952.220	2,249,971.240	78,300,141.000
Huntington Ohio Municipal Money Market Fund	97,049,501.260	213,371.300	2,725,461.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	473,560,698.710	141,309.000	0.000	54,651,541.000
Huntington Growth Fund	5,540,099.557	3,843.602	5,748.009	251,879.000
Huntington Income Equity Fund	5,728,852.561	6,271.363	8,623.000	399,124.000
Huntington Fixed Income Securities Fund	7,429,705.516	5,756.258	12,834.549	190,297.000
Huntington Intermediate Government Income Fund	10,587,482.195	3,822.437	99.000	136,897.000
Huntington Michigan Tax Free Fund	1,867,818.076	7,969.255	8,024.997	225,487.000
Huntington Mortgage Securities Fund	9,177,050.492	7,614.600	502.000	195,387.000
Huntington Ohio Tax Free Fund	2,120,077.819	22,895.952	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,785,261.974	7,260.996	55.207	47,144.000

PROPOSAL 5

(a) To amend the Huntington Income Equity Fund's fundamental investment objective.

FUND	For	Against	Abstained	Broker Non-Votes

Huntington Income Equity Fund	5,731,803.924	2,771.000	9,172.000	399,124.000

PROPOSAL 6

(a) To approve the proposed Agreement and Plan of Reorganization, whereby the MA Trust is reorganized as a Delaware business trust.

FUND	For	Against	Abstained	Broker Non-Votes

Huntington Florida Tax-Free Money Market Fund	18,419,572.000	0.000	0.000	21,561.000
Huntington Money Market Fund	480,750,740.710	3,353,528.080	2,060,048.640	78,300,141.000
Huntington Ohio Municipal Money Market Fund	98,760,882.600	103,315.960	1,124,135.110	6,506,278.000
Huntington U.S. Treasury Money Market Fund	472,363,809.710	1,338,198.000	0.000	54,651,541.000
Huntington Dividend Capture Fund	8,953,365.886	12,638.000	9,967.000	2,222,989.000
Huntington Growth Fund	5,541,351.155	1,523.458	6,816.555	251,879.000
Huntington Income Equity Fund	5,732,910.924	1,317.000	9,519.000	399,124.000
Huntington International Equity Fund	16,592,232.112	1,775.000	3,033.000	279,074.000
Huntington Macro 100 Fund	2,191,339.594	30,191.000	2,594.000	637,063.000
Huntington Mid Corp America Fund	9,271,997.223	709.000	3,399.000	744,509.000
Huntington New Economy Fund	5,287,441.982	991.000	2,308.000	550,150.000
Huntington Rotating Markets Fund	2,693,731.995	0.000	319.000	137,948.000
Huntington Situs Small Cap Fund	4,304,935.419	909,000	1,955.000	399,773.000
Huntington Fixed Income Securities Fund	7,435,556.163	1,518.000	11,222.160	190,297.000
Huntington Intermediate Government Income Fund	10,586,836.080	4,468.552	99.000	136,897.000
Huntington Michigan Tax Free Fund	1,866,806.651	7,969.255	9,037.042	225,487.000
Huntington Mortgage Securities Fund	9,180,375.092	3,721.000	1,071.000	195,387.000
Huntington Ohio Tax Free Fund	2,141,574.771	1,399.000	16,185.000	110,958.000
Huntington Short/Intermediate Fixed Income Securities Fund	5,792,522.970	0.000	55.207	47,144.000

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting "Form N-Q".

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc. is the Administrator and Financial Administrator of the Huntington Funds and is the custodian of certain Funds. State Street Bank and Trust Company is also a custodian to one of the Funds. Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank, serves as Investment Advisor to the Funds. Federated Services Company and Edgewood Services, Inc., the Sub-Administrator and Distributor of the Huntington Funds, respectively, are not affiliated with The Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds' objectives and policies, management fees, expenses and other information.

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412

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27608 (8/06)

ITEM 2. CODE OF ETHICS.

   Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM  7.  DISCLOSURE  OF  PROXY  VOTING  POLICIES  AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM  9.  PURCHASES  OF  EQUITY SECURITIES BY CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On  November  15,  2005,  the  Board  of  Trustees  adopted  a  Policy  for  the
Consideration  of Trustee Nominees and approved  corresponding  revisions to the
existing   Nominating   Committee   Charter   (collectively,   the   "Nominating
Guidelines").  Pursuant to the Nominating  Guidelines,  the Nominating Committee
will now consider  nominations for openings on the Board from  shareholders  who have  separately,  or as a group,  held at least 5% of the  shares of one of the
Trust's funds for at least one full year.  The Policy for the  Consideration  of
Trustee  Nominees  details how  shareholders  may make nominations and how those nominees will be  considered  by the  Nominating  Committee.  Additionally,  the
Nominating Guidelines state that prospective nominees must now meet the criteria of Independent Trustee, as defined under the 1940 Act.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's Principal  Executive Officer and Principal Financial Officer
have concluded that the registrant's  disclosure  controls  and  procedures  (as defined  in  Rule  30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
2 under the Act, based  on  their  evaluation  of  these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

 (b) There were no changes in the registrant's internal  control  over  financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))  that occurred  during  the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
NOT APPLICABLE.

(a)(2) CERTIFICATIONS  PURSUANT  TO  RULE  30A-2(A)  UNDER  THE ACT ARE ATTACHED
HERETO.

(a)(3) NOT APPLICABLE.

(b)  CERTIFICATIONS  PURSUANT  TO  RULE  30A-2(B)  UNDER  THE ACT ARE  FURNISHED
HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant
has  duly  caused  this  report  to be signed on its behalf by the  undersigned, thereunto duly authorized.

(Registrant)    The Huntington Funds

By *        /s/Charles L. Davis, Jr.
            Charles L. Davis, Jr., Chief Executive Officer and Principal
                Executive Officer

Date  September 7, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company Act of 1940, this  report  has  been  signed  below  by  the following persons  on  behalf of the registrant and in the capacities and on the dates indicated.

By *       /s/Charles L. Davis, Jr.
           Charles L. Davis, Jr., Chief Executive Officer and Principal
                Executive Officer

Date  September 7, 2006

By *       /s/Christopher E. Sabato
           Christopher E. Sabato, Treasurer and Principal Financial Officer

Date  September 7, 2006